UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number
811-649

Fidelity Puritan Trust
(Exact name of registrant as specified in charter)

     82 Devonshire St., Boston, Massachusetts 02109
(Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary 82 Devonshire St. Boston, Massachusetts 02109 (Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31
Date of reporting period:	October 31, 2005
Item 1.	Schedule of Investments

1

Quarterly Holdings Report for Fidelity® Balanced Fund

October 31, 2005

1.809104.101 BAL-QTLY-1205

Investments October 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks — 69.3%

	Shares	Value
		(000s)

CONSUMER DISCRETIONARY – 6.5%
Auto Components – 0.3%
American Axle & Manufacturing Holdings, Inc.	1,191,900	$25,983
LKQ Corp. (a)	232,800	7,054
TRW Automotive Holdings Corp. (a)	328,900	8,897
		41,934
Distributors – 0.0%
Prestige Brands Holdings, Inc.	44,400	535
Diversified Consumer Services – 0.1%
Career Education Corp. (a)	344,300	12,254
Carriage Services, Inc. Class A (a)	561,000	3,388
Service Corp. International (SCI)	743,800	6,226
		21,868
Hotels, Restaurants & Leisure – 1.0%
Applebee’s International, Inc.	289,700	6,347
Boyd Gaming Corp.	204,800	8,448
Brinker International, Inc.	311,900	11,890
Carnival Corp. unit	240,800	11,961
Gaylord Entertainment Co. (a)	49,000	1,935
Kerzner International Ltd. (a)	369,600	21,566
McDonald’s Corp.	1,343,600	42,458
Outback Steakhouse, Inc.	454,900	17,132
Royal Caribbean Cruises Ltd.	508,600	21,076
Six Flags, Inc. (a)	479,800	3,546
Station Casinos, Inc.	22,300	1,429
WMS Industries, Inc. (a)	435,500	10,944
		158,732
Household Durables – 1.2%
D.R. Horton, Inc.	686,860	21,080
Interface, Inc. Class A (a)	1,796,828	13,872
KB Home	504,100	32,943
LG Electronics, Inc.	151,420	9,819
Pulte Homes, Inc.	44,200	1,670
Ryland Group, Inc.	327,600	22,047
Sharp Corp.	709,000	9,763
Standard Pacific Corp.	369,200	14,244
Techtronic Industries Co. Ltd.	7,057,000	17,342
Toll Brothers, Inc. (a)	864,800	31,920
		174,700

Quarterly Report

2

Common Stocks – continued
		Shares	Value
			(000s)

CONSUMER DISCRETIONARY – continued
Internet & Catalog Retail – 0.1%
eBay, Inc. (a)		430,320	$17,041
Leisure Equipment & Products – 0.1%
Brunswick Corp.		382,500	14,585
Media – 2.4%
ADVO, Inc.		223,100	5,511
Antena 3 Television SA		688,400	13,385
Citadel Broadcasting Corp.		1,848,500	25,472
Clear Channel Communications, Inc.		498,300	15,158
E.W. Scripps Co. Class A		313,500	14,358
EchoStar Communications Corp. Class A		895,900	24,073
Lagardere S.C.A. (Reg.)		156,600	10,766
Lamar Advertising Co. Class A (a)		943,000	42,077
Liberty Global, Inc.:
Class A		542,607	13,440
Class C (a)		542,607	12,871
Liberty Media Corp. Class A (a)		2,262,168	18,029
McGraw-Hill Companies, Inc.		248,000	12,137
News Corp. Class A		1,862,092	26,535
NTL, Inc. (a)		655,830	40,215
Omnicom Group, Inc.		177,700	14,742
Radio One, Inc. Class D (non-vtg.) (a)		488,504	5,764
Salem Communications Corp. Class A (a)		264,849	4,958
SES Global unit		480,874	7,523
The DIRECTV Group, Inc. (a)		783,800	11,146
TVN SA		398,984	6,806
Walt Disney Co.		1,296,700	31,601
			356,567
Multiline Retail – 0.4%
Dollar Tree Stores, Inc. (a)		569,700	12,283
Family Dollar Stores, Inc.		164,700	3,646
Federated Department Stores, Inc.		215,100	13,201
Fred’s, Inc. Class A		999,500	14,893
JCPenney Co., Inc.		333,300	17,065
Target Corp.		22,000	1,225
			62,313
Specialty Retail – 0.9%
Aeropostale, Inc. (a)		567,750	11,094
Best Buy Co., Inc.		202,350	8,956
Big 5 Sporting Goods Corp.		396,671	8,798

	3		Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
		Shares	Value
			(000s)

CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Circuit City Stores, Inc.		133,300	$2,371
Edgars Consolidated Stores Ltd.		463,100	2,057
Foot Locker, Inc.		726,200	14,117
Home Depot, Inc.		741,600	30,435
Linens ’N Things, Inc. (a)		252,200	6,340
OfficeMax, Inc.		213,900	5,993
Pacific Sunwear of California, Inc. (a)		683,425	17,099
Ross Stores, Inc.		312,500	8,450
Sports Authority, Inc. (a)		92,100	2,564
Staples, Inc.		488,800	11,110
The Pep Boys – Manny, Moe & Jack		223,900	3,090
TJX Companies, Inc.		490,000	10,550
			143,024

TOTAL CONSUMER DISCRETIONARY			991,299

CONSUMER STAPLES – 3.6%
Beverages – 0.2%
Diageo PLC sponsored ADR		35,200	2,092
The Coca-Cola Co.		711,500	30,438
			32,530
Food & Staples Retailing – 0.8%
CVS Corp.		1,112,400	27,154
Jean Coutu Group, Inc. Class A (sub. vtg.)		674,800	8,222
Rite Aid Corp. (a)		793,300	2,777
Safeway, Inc.		802,400	18,664
Wal-Mart de Mexico SA de CV Series V		575,900	2,812
Wal-Mart Stores, Inc.		1,305,500	61,763
			121,392
Food Products – 0.8%
Archer-Daniels-Midland Co.		200,300	4,881
Bunge Ltd.		240,300	12,481
Corn Products International, Inc.		978,100	23,289
General Mills, Inc.		315,900	15,245
Global Bio-Chem Technology Group Co. Ltd.		12,700,000	5,038
Groupe Danone		91,400	9,324
Kellogg Co.		228,100	10,075
Nestle SA (Reg.)		36,958	11,009
The J.M. Smucker Co.		333,960	15,265

Quarterly Report	4

Common Stocks – continued
		Shares	Value
			(000s)

CONSUMER STAPLES – continued
Food Products – continued
TreeHouse Foods, Inc. (a)		119,800	$3,096
Tyson Foods, Inc. Class A		467,800	8,327
			118,030
Household Products – 0.6%
Colgate-Palmolive Co.		717,100	37,978
Procter & Gamble Co.		779,733	43,657
Spectrum Brands, Inc. (a)		283,300	5,864
			87,499
Personal Products – 0.1%
Alberto-Culver Co.		213,100	9,251
Avon Products, Inc.		355,600	9,598
Playtex Products, Inc. (a)		44,500	596
			19,445
Tobacco – 1.1%
Altria Group, Inc.		2,369,200	177,808

TOTAL CONSUMER STAPLES			556,704

ENERGY – 8.9%
Energy Equipment & Services – 5.9%
BJ Services Co.		2,144,454	74,520
Bronco Drilling Co., Inc.		181,200	4,392
Grant Prideco, Inc. (a)		3,428,800	133,346
Grey Wolf, Inc. (a)		2,535,300	19,471
Halliburton Co.		3,247,600	191,933
Nabors Industries Ltd. (a)		250,200	17,171
National Oilwell Varco, Inc. (a)		3,529,077	220,461
Pride International, Inc. (a)		4,967,843	139,447
Smith International, Inc.		1,045,400	33,871
Weatherford International Ltd. (a)		1,021,700	63,958
			898,570
Oil, Gas & Consumable Fuels – 3.0%
Arch Coal, Inc.		89,000	6,859
Cabot Oil & Gas Corp.		272,700	12,487
Canadian Natural Resources Ltd.		195,800	8,006
Chesapeake Energy Corp.		994,700	31,930
CNX Gas Corp. (a)(h)		115,000	2,415
Double Hull Tankers, Inc.		445,000	5,264
El Paso Corp.		689,900	8,182

	5		Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value
		(000s)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
EnCana Corp.	730,000	$33,378
Goodrich Petroleum Corp. (a)	31,000	691
Holly Corp.	469,666	27,053
Houston Exploration Co. (a)	31,200	1,608
KCS Energy, Inc. (a)	85,100	2,053
Mariner Energy, Inc. (a)(h)	516,300	9,810
McMoRan Exploration Co. (a)	427,600	7,256
OMI Corp.	448,600	8,111
Overseas Shipholding Group, Inc.	49,000	2,332
Penn Virginia Corp.	303,800	16,515
Petroleum Development Corp. (a)	183,500	6,162
Plains Exploration & Production Co. (a)	321,400	12,535
Quicksilver Resources, Inc. (a)	762,500	29,532
Range Resources Corp.	636,800	22,727
Southwestern Energy Co. (a)	240,600	17,453
Ultra Petroleum Corp. (a)	220,200	11,558
Valero Energy Corp.	1,570,100	165,237
		449,154

TOTAL ENERGY		1,347,724

FINANCIALS – 12.9%
Capital Markets – 1.8%
Affiliated Managers Group, Inc. (a)	62,300	4,782
Ameriprise Financial, Inc. (a)	129,840	4,833
Ameritrade Holding Corp. (a)	222,800	4,685
E*TRADE Financial Corp. (a)	1,306,700	24,239
Goldman Sachs Group, Inc.	351,100	44,369
Investors Financial Services Corp.	66,300	2,531
Janus Capital Group, Inc.	534,000	9,372
Lazard Ltd.:
unit	199,800	5,087
Class A	399,600	10,330
Lehman Brothers Holdings, Inc.	359,600	43,033
Merrill Lynch & Co., Inc.	1,012,500	65,549
Morgan Stanley	466,300	25,371
Nuveen Investments, Inc. Class A	312,400	12,643
State Street Corp.	291,300	16,088
		272,912

Quarterly Report

6

Common Stocks – continued
		Shares	Value
			(000s)

FINANCIALS – continued
Commercial Banks – 2.6%
Bank of America Corp.		4,099,402	$179,308
Cathay General Bancorp		80,054	3,121
Centennial Bank Holdings, Inc., Delaware (a)		22,200	248
China Construction Bank Corp. (H Shares)		46,054,000	13,961
Nara Bancorp, Inc.		410,721	7,405
SVB Financial Group (a)		354,500	17,622
UCBH Holdings, Inc.		1,530,578	26,632
UnionBanCal Corp.		158,700	10,868
Wachovia Corp.		1,774,314	89,638
Wells Fargo & Co.		308,800	18,590
Wilshire Bancorp, Inc.		759,924	12,410
Wintrust Financial Corp.		245,000	13,152
			392,955
Consumer Finance – 0.3%
American Express Co.		402,700	20,042
Capital One Financial Corp.		221,400	16,904
MBNA Corp.		213,300	5,454
			42,400
Diversified Financial Services – 1.8%
Citigroup, Inc.		3,887,004	177,947
Infrastructure Development Finance Co. Ltd.		1,318,026	1,899
JPMorgan Chase & Co.		2,796,700	102,415
			282,261
Insurance – 3.7%
ACE Ltd.		1,066,200	55,549
AFLAC, Inc.		440,900	21,066
AMBAC Financial Group, Inc.		283,600	20,104
American International Group, Inc.		2,880,231	186,639
Aspen Insurance Holdings Ltd.		624,600	15,109
Assurant, Inc.		64,200	2,452
Axis Capital Holdings Ltd.		138,500	3,591
Endurance Specialty Holdings Ltd.		431,800	14,318
Genworth Financial, Inc. Class A (non-vtg.)		200,400	6,351
Hartford Financial Services Group, Inc.		456,400	36,398
Hilb Rogal & Hobbs Co.		213,300	7,988
IPC Holdings Ltd.		210,200	5,535
MBIA, Inc.		465,400	27,105
MetLife, Inc.		62,400	3,083
MetLife, Inc. unit		714,000	19,528

	7		Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
		Shares	Value
			(000s)

FINANCIALS – continued
Insurance – continued
Montpelier Re Holdings Ltd.		481,700	$9,682
PartnerRe Ltd.		361,200	23,016
Platinum Underwriters Holdings Ltd.		356,100	10,145
PXRE Group Ltd.		877,200	9,474
Scottish Re Group Ltd.		1,648,900	40,480
Specialty Underwriters’ Alliance, Inc.		547,300	3,831
The St. Paul Travelers Companies, Inc.		635,600	28,621
Universal American Financial Corp. (a)		297,500	4,403
USI Holdings Corp. (a)		754,700	9,924
XL Capital Ltd. Class A		38,200	2,447
			566,839
Real Estate – 0.9%
Alexandria Real Estate Equities, Inc.		45,000	3,638
Apartment Investment & Management Co. Class A		120,300	4,620
CBL & Associates Properties, Inc.		144,300	5,390
CenterPoint Properties Trust (SBI)		240,000	10,934
Digital Realty Trust, Inc.		178,000	3,414
Duke Realty Corp.		98,000	3,342
Education Realty Trust, Inc.		173,500	2,689
Education Realty Trust, Inc. (l)		195,619	2,729
Equity Lifestyle Properties, Inc.		153,200	6,485
Equity Office Properties Trust		247,900	7,635
Equity Residential (SBI)		441,800	17,341
General Growth Properties, Inc.		301,500	12,808
Highwoods Properties, Inc. (SBI)		99,200	2,798
Mitsui Fudosan Co. Ltd.		378,000	6,203
Pennsylvania Real Estate Investment Trust (SBI)		126,400	4,866
Reckson Associates Realty Corp.		239,000	8,389
Trizec Properties, Inc.		461,350	10,265
United Dominion Realty Trust, Inc. (SBI)		668,600	14,796
Vornado Realty Trust		138,800	11,243
			139,585
Thrifts & Mortgage Finance – 1.8%
Countrywide Financial Corp.		530,660	16,859
Doral Financial Corp.		898,200	7,689
Fannie Mae		1,025,800	48,746
Fidelity Bankshares, Inc.		306,620	8,647
First Niagara Financial Group, Inc.		190,000	2,799
Freddie Mac		1,278,100	78,411

Quarterly Report	8

Common Stocks – continued
	Shares	Value
		(000s)

FINANCIALS – continued
Thrifts & Mortgage Finance – continued
Golden West Financial Corp., Delaware	117,000	$6,871
Hudson City Bancorp, Inc.	991,700	11,742
KNBT Bancorp, Inc.	226,200	3,612
MGIC Investment Corp.	99,500	5,894
NetBank, Inc.	1,830,579	14,315
New York Community Bancorp, Inc.	365,266	5,906
NewAlliance Bancshares, Inc.	743,876	10,727
R&G Financial Corp. Class B	424,600	4,161
Sovereign Bancorp, Inc.	1,272,300	27,444
W Holding Co., Inc.	1,984,164	15,298
		269,121

TOTAL FINANCIALS		1,966,073

HEALTH CARE – 7.8%
Biotechnology – 1.0%
Alkermes, Inc. (a)	749,600	12,211
Angiotech Pharmaceuticals, Inc. (a)	296,500	3,917
Biogen Idec, Inc. (a)	305,400	12,408
BioMarin Pharmaceutical, Inc. (a)	979,100	8,224
Cephalon, Inc. (a)	535,000	24,391
Charles River Laboratories International, Inc. (a)	253,200	11,080
CSL Ltd.	751,153	21,063
DOV Pharmaceutical, Inc. warrants 6/2/09 (a)	34	0
Genentech, Inc. (a)	177,386	16,071
InterMune, Inc. (a)	244,900	3,331
Medarex, Inc. (a)	808,300	7,065
MedImmune, Inc. (a)	178,000	6,226
OSI Pharmaceuticals, Inc. (a)	562,100	13,097
Serologicals Corp. (a)	398,700	7,767
		146,851
Health Care Equipment & Supplies – 1.9%
Aspect Medical Systems, Inc. (a)	259,800	8,475
Baxter International, Inc.	892,000	34,101
Becton, Dickinson & Co.	339,800	17,245
C.R. Bard, Inc.	408,900	25,507
CONMED Corp. (a)	309,100	7,412
Cooper Companies, Inc.	66,500	4,578
Cytyc Corp. (a)	207,200	5,253
Dade Behring Holdings, Inc.	1,407,900	50,698

9		Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
		Shares	Value
			(000s)

HEALTH CARE – continued
Health Care Equipment & Supplies – continued
Edwards Lifesciences Corp. (a)		102,400	$4,237
Fisher & Paykel Healthcare Corp.		885,094	2,149
Fisher Scientific International, Inc. (a)		228,168	12,891
Guidant Corp.		138,100	8,700
Kinetic Concepts, Inc. (a)		178,300	6,401
Medtronic, Inc.		213,000	12,069
Millipore Corp. (a)		31,200	1,910
St. Jude Medical, Inc. (a)		88,200	4,240
Synthes, Inc.		140,795	14,908
Thermo Electron Corp. (a)		732,280	22,108
Varian, Inc. (a)		396,700	14,587
Waters Corp. (a)		845,300	30,600
			288,069
Health Care Providers & Services – 3.0%
Aetna, Inc.		220,300	19,510
Cardinal Health, Inc.		903,700	56,490
Caremark Rx, Inc. (a)		295,600	15,489
Emdeon Corp. (a)		1,273,100	11,713
Hanger Orthopedic Group, Inc. (a)(g)		1,347,400	8,273
Health Net, Inc. (a)		753,000	35,271
Humana, Inc. (a)		450,600	20,002
IMS Health, Inc.		89,200	2,072
McKesson Corp.		824,400	37,452
Medco Health Solutions, Inc. (a)		329,800	18,634
Omnicare, Inc.		65,900	3,565
PacifiCare Health Systems, Inc. (a)		550,800	45,364
Psychiatric Solutions, Inc. (a)		99,500	5,443
Quest Diagnostics, Inc.		138,100	6,451
Sierra Health Services, Inc. (a)		108,500	8,138
Sunrise Senior Living, Inc. (a)		337,400	10,912
UnitedHealth Group, Inc.		2,055,470	118,991
WebMD Health Corp. Class A		27,900	729
WellPoint, Inc. (a)		445,400	33,262
			457,761
Pharmaceuticals – 1.9%
Atherogenics, Inc. (a)		842,900	12,644
Barr Pharmaceuticals, Inc. (a)		347,800	19,981
Cipla Ltd.		512,158	4,095
Connetics Corp. (a)		1,395,500	18,197

Quarterly Report	10

Common Stocks – continued
	Shares	Value
		(000s)

HEALTH CARE – continued
Pharmaceuticals – continued
Johnson & Johnson	1,202,100	$75,276
Novartis AG sponsored ADR	670,600	36,092
Pfizer, Inc.	1,198,600	26,058
Schering-Plough Corp.	603,600	12,277
Teva Pharmaceutical Industries Ltd. sponsored ADR	953,500	36,347
Wyeth	1,143,400	50,950
		291,917

TOTAL HEALTH CARE		1,184,598

INDUSTRIALS – 8.7%
Aerospace & Defense – 1.3%
EADS NV	669,100	23,180
Goodrich Corp.	125,800	4,538
Hexcel Corp. (a)	697,600	11,036
Honeywell International, Inc.	1,138,800	38,947
Lockheed Martin Corp.	336,200	20,360
Meggitt PLC	1,548,200	8,292
Northrop Grumman Corp.	119,800	6,427
Precision Castparts Corp.	648,000	30,689
Raytheon Co.	230,900	8,532
Rockwell Collins, Inc.	267,700	12,266
United Technologies Corp.	603,700	30,958
		195,225
Air Freight & Logistics – 0.2%
EGL, Inc. (a)	468,000	13,118
FedEx Corp.	124,200	11,418
Forward Air Corp.	22,200	787
UTI Worldwide, Inc.	139,109	11,899
		37,222
Airlines – 0.7%
ACE Aviation Holdings, Inc. Class A (a)	470,100	12,340
AirTran Holdings, Inc. (a)	3,472,900	51,955
Frontier Airlines, Inc. (a)(g)	3,617,208	34,183
US Airways Group, Inc. (a)	421,200	10,395
		108,873

11 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
		Shares	Value
			(000s)

INDUSTRIALS – continued
Building Products – 0.1%
American Standard Companies, Inc.		183,200	$6,969
Masco Corp.		250,300	7,134
			14,103
Commercial Services & Supplies – 0.3%
Cendant Corp.		1,175,400	20,475
Cintas Corp.		133,500	5,416
Corrections Corp. of America (a)		168,600	6,724
HNI Corp.		48,900	2,391
Kforce, Inc. (a)		445,755	4,814
PICO Holdings, Inc. (a)		17,800	598
			40,418
Construction & Engineering – 1.5%
Chicago Bridge & Iron Co. NV (NY Shares)		151,800	3,385
Fluor Corp.		1,193,200	75,888
Foster Wheeler Ltd. (a)		823,000	23,274
Granite Construction, Inc.		545,800	18,617
Infrasource Services, Inc. (a)		267,100	3,456
Larsen & Toubro Ltd.		421,480	13,081
McDermott International, Inc. (a)		218,300	7,931
Perini Corp. (a)		779,800	15,892
Shaw Group, Inc. (a)		1,083,200	29,030
SNC-Lavalin Group, Inc.		35,400	2,233
URS Corp. (a)		739,100	29,882
Washington Group International, Inc. (a)		82,400	4,095
			226,764
Electrical Equipment – 0.3%
A.O. Smith Corp.		371,800	12,039
ABB Ltd. sponsored ADR (a)		936,500	7,295
Acuity Brands, Inc.		47,000	1,307
American Power Conversion Corp.		508,400	10,875
Cooper Industries Ltd. Class A		87,500	6,203
			37,719
Industrial Conglomerates – 2.4%
3M Co.		341,700	25,962
General Electric Co.		7,764,410	263,291
Smiths Group PLC		1,017,500	16,438
Tyco International Ltd.		2,451,700	64,700
			370,391

Quarterly Report	12

Common Stocks – continued
	Shares	Value
		(000s)

INDUSTRIALS – continued
Machinery – 0.8%
Albany International Corp. Class A	203,300	$7,853
Atlas Copco AB (B Shares)	686,600	11,211
Briggs & Stratton Corp.	277,700	8,881
Danaher Corp.	215,600	11,233
Deere & Co.	296,800	18,010
Manitowoc Co., Inc.	65,500	3,485
SPX Corp.	438,300	18,856
The Weir Group PLC	788,355	4,829
Timken Co.	974,300	27,631
Wabash National Corp	224,500	4,133
Watts Water Technologies, Inc. Class A	139,600	3,875
		119,997
Marine – 0.1%
Alexander & Baldwin, Inc.	352,095	17,232
Road & Rail – 0.6%
Burlington Northern Santa Fe Corp.	455,000	28,237
Laidlaw International, Inc.	1,277,600	29,053
Norfolk Southern Corp.	873,500	35,115
U.S. Xpress Enterprises, Inc. Class A (a)	66,748	814
		93,219
Trading Companies & Distributors – 0.4%
UAP Holding Corp.	521,600	9,963
United Rentals, Inc. (a)	88,600	1,734
WESCO International, Inc. (a)	1,191,300	47,354
		59,051

TOTAL INDUSTRIALS		1,320,214

INFORMATION TECHNOLOGY – 11.1%
Communications Equipment – 1.1%
Andrew Corp. (a)	495,800	5,265
Avaya, Inc. (a)	1,667,100	19,205
Avocent Corp. (a)	344,400	10,559
Dycom Industries, Inc. (a)	1,555,300	30,997
Harris Corp.	386,800	15,897
Juniper Networks, Inc. (a)	319,300	7,449
MasTec, Inc. (a)	1,221,390	12,446
Motorola, Inc.	1,403,400	31,099

13 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value
		(000s)

INFORMATION TECHNOLOGY – continued
Communications Equipment – continued
QUALCOMM, Inc.	397,800	$15,817
Sycamore Networks, Inc. (a)	5,606,900	21,811
		170,545
Computers & Peripherals – 1.1%
Dell, Inc. (a)	177,900	5,671
EMC Corp. (a)	930,800	12,994
Hewlett-Packard Co.	481,300	13,496
International Business Machines Corp.	66,800	5,470
Lexmark International, Inc. Class A (a)	177,800	7,382
Maxtor Corp. (a)	6,591,000	23,069
McDATA Corp. Class A (a)	2,182,700	10,499
NCR Corp. (a)	311,000	9,398
SanDisk Corp. (a)	222,000	13,074
Seagate Technology	2,460,200	35,648
UNOVA, Inc. (a)	89,100	2,762
Western Digital Corp. (a)	1,657,800	20,059
		159,522
Electronic Equipment & Instruments – 2.4%
Agilent Technologies, Inc. (a)	1,242,500	39,772
Amphenol Corp. Class A	958,800	38,323
Arrow Electronics, Inc. (a)	455,125	13,431
Avnet, Inc. (a)	624,100	14,386
Bell Microproducts, Inc. (a)	1,060,938	7,310
Celestica, Inc. (sub. vtg.) (a)	2,779,700	26,361
Flextronics International Ltd. (a)	4,988,800	46,346
Hon Hai Precision Industry Co. Ltd. (Foxconn) unit	1,918,313	17,073
Ingram Micro, Inc. Class A (a)	1,379,800	24,974
KEMET Corp. (a)	436,900	3,023
Mettler-Toledo International, Inc. (a)	243,700	12,575
Molex, Inc.	368,600	9,329
Sanmina-SCI Corp. (a)	2,407,400	8,787
Solectron Corp. (a)	12,364,100	43,645
Symbol Technologies, Inc.	2,860,997	23,746
Tech Data Corp. (a)	287,100	9,945
Tektronix, Inc.	495,800	11,393
Trimble Navigation Ltd. (a)	66,600	1,923
Vishay Intertechnology, Inc. (a)	913,900	10,364
		362,706

Quarterly Report

14

Common Stocks – continued
	Shares	Value
		(000s)

INFORMATION TECHNOLOGY – continued
Internet Software & Services – 0.5%
Google, Inc. Class A (sub. vtg.) (a)	139,800	$52,025
Homestore, Inc. (a)	193,050	701
Yahoo!, Inc. (a)	753,600	27,861
		80,587
IT Services – 0.2%
Alliance Data Systems Corp. (a)	178,300	6,340
Ceridian Corp. (a)	1,012,300	22,179
First Data Corp.	75,800	3,066
Wright Express Corp.	247,900	5,350
		36,935
Office Electronics – 0.2%
Xerox Corp. (a)	2,381,500	32,317
Semiconductors & Semiconductor Equipment – 4.1%
Advanced Energy Industries, Inc. (a)	442,200	4,754
Agere Systems, Inc. (a)	4,252,452	44,225
AMIS Holdings, Inc. (a)	133,200	1,484
Amkor Technology, Inc. (a)	2,439,500	12,881
Analog Devices, Inc.	148,800	5,175
Asat Holdings Ltd. sponsored ADR (a)	1,517,000	1,107
ASM International NV (Nasdaq) (a)	423,100	5,619
ASML Holding NV (NY Shares) (a)	1,431,800	24,312
ATI Technologies, Inc. (a)	244,700	3,522
ATMI, Inc. (a)	1,880,959	51,369
Axcelis Technologies, Inc. (a)	3,448,200	15,000
Cascade Microtech, Inc.	365,600	4,241
Credence Systems Corp. (a)	1,658,820	12,773
Cymer, Inc. (a)	611,700	21,318
Cypress Semiconductor Corp. (a)	245,400	3,337
Fairchild Semiconductor International, Inc. (a)	2,199,500	33,872
FormFactor, Inc. (a)	536,400	13,206
Freescale Semiconductor, Inc.:
Class A (a)	2,022,900	47,923
Class B (a)	5,240,689	125,148
Integrated Device Technology, Inc. (a)	315,500	3,117
Intel Corp.	355,900	8,364
Intersil Corp. Class A	1,668,900	37,984
Linear Technology Corp.	163,900	5,443
LTX Corp. (a)(g)	3,723,021	12,807
Maxim Integrated Products, Inc.	61,600	2,136

15		Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
		Shares	Value
			(000s)

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
Microchip Technology, Inc.		273,300	$8,245
National Semiconductor Corp.		2,217,000	50,171
ON Semiconductor Corp. (a)		1,215,001	5,638
PMC-Sierra, Inc. (a)		928,900	6,595
Samsung Electronics Co. Ltd.		41,310	21,842
Silicon Laboratories, Inc. (a)		471,000	15,152
Teradyne, Inc. (a)		881,400	11,934
			620,694
Software – 1.5%
Activision, Inc. (a)		540,667	8,526
BEA Systems, Inc. (a)		2,504,449	22,089
Cadence Design Systems, Inc. (a)		318,500	5,090
Citrix Systems, Inc. (a)		240,200	6,622
Cognos, Inc. (a)		497,500	18,552
FileNET Corp. (a)		263,400	7,415
Hyperion Solutions Corp. (a)		226,007	10,930
JDA Software Group, Inc. (a)		253,800	4,104
Macrovision Corp. (a)		1,110,364	20,919
Microsoft Corp.		3,403,100	87,460
Oracle Corp. (a)		267,300	3,389
Symantec Corp. (a)		577,465	13,773
Take-Two Interactive Software, Inc. (a)		408,750	8,441
TIBCO Software, Inc. (a)		348,700	2,647
Ulticom, Inc. (a)		53,800	567
			220,524

TOTAL INFORMATION TECHNOLOGY			1,683,830

MATERIALS – 4.7%
Chemicals – 1.9%
Air Products & Chemicals, Inc.		164,700	9,427
Airgas, Inc.		752,300	21,268
Albemarle Corp.		555,900	19,507
Ashland, Inc.		579,400	31,004
Celanese Corp. Class A		935,200	16,497
Chemtura Corp.		868,738	9,296
Dow Chemical Co.		523,800	24,021
Georgia Gulf Corp.		376,800	10,965
Lubrizol Corp.		151,300	6,293
Lyondell Chemical Co.		1,597,240	42,806

Quarterly Report	16

Common Stocks – continued
	Shares	Value
		(000s)

MATERIALS – continued
Chemicals – continued
Monsanto Co.	466,700	$29,407
Mosaic Co. (a)	2,235,100	29,503
NOVA Chemicals Corp.	626,000	22,300
Praxair, Inc.	269,900	13,336
Rhodia SA (a)	3,951,700	8,053
		293,683
Construction Materials – 0.4%
Florida Rock Industries, Inc.	81,750	4,652
Martin Marietta Materials, Inc.	280,600	22,142
Rinker Group Ltd.	1,416,600	15,952
Texas Industries, Inc.	335,600	16,646
Vulcan Materials Co.	132,900	8,639
		68,031
Containers & Packaging – 0.7%
Ball Corp.	89,000	3,504
Crown Holdings, Inc. (a)	333,800	5,414
Owens-Illinois, Inc. (a)	2,133,400	40,620
Packaging Corp. of America	199,500	4,048
Pactiv Corp. (a)	1,754,740	34,568
Smurfit-Stone Container Corp. (a)	1,239,400	13,088
		101,242
Metals & Mining – 1.6%
Agnico-Eagle Mines Ltd.	873,816	11,986
Alcan, Inc.	667,700	21,037
Alcoa, Inc.	1,343,300	32,629
Chaparral Steel Co. (a)	261,700	6,537
Companhia Vale do Rio Doce sponsored ADR (non-vtg.)	151,400	6,257
Compass Minerals International, Inc.	373,900	8,372
Falconbridge Ltd.	897,055	25,172
Fording Canadian Coal Trust	431,400	14,641
Goldcorp, Inc.	1,486,550	29,907
Ivanhoe Mines Ltd. (a)	347,100	2,604
Lionore Mining International Ltd. (a)	183,800	817
Meridian Gold, Inc. (a)	1,872,300	35,116
Newmont Mining Corp.	17,800	758
Nucor Corp.	17,700	1,059
RTI International Metals, Inc. (a)	209,100	7,009
Stillwater Mining Co. (a)	1,192,600	12,045

17 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value
		(000s)

MATERIALS – continued
Metals & Mining – continued
Teck Cominco Ltd. Class B (sub. vtg.)	368,900	$15,543
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	322,300	6,498
		237,987
Paper & Forest Products – 0.1%
International Paper Co.	66,800	1,949
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	654,000	7,828
		9,777

TOTAL MATERIALS		710,720

TELECOMMUNICATION SERVICES – 2.7%
Diversified Telecommunication Services – 1.2%
AT&T Corp.	421,500	8,337
BellSouth Corp.	441,100	11,477
Covad Communications Group, Inc. (a)(g)	15,724,200	13,995
SBC Communications, Inc.	3,181,800	75,886
Telewest Global, Inc. (a)	655,972	14,963
Verizon Communications, Inc.	1,789,700	56,393
		181,051
Wireless Telecommunication Services – 1.5%
American Tower Corp. Class A (a)	4,024,591	95,986
Crown Castle International Corp. (a)	1,117,000	27,389
MTN Group Ltd.	575,900	4,291
Nextel Partners, Inc. Class A (a)	1,148,300	28,880
NII Holdings, Inc. (a)	289,900	24,039
Partner Communications Co. Ltd. ADR	106,900	870
Sprint Nextel Corp.	2,026,739	47,243
Wireless Facilities, Inc. (a)	584,800	3,912
		232,610

TOTAL TELECOMMUNICATION SERVICES		413,661

UTILITIES – 2.4%
Electric Utilities – 0.6%
E.ON AG	110,800	10,042
Edison International	88,600	3,877
Entergy Corp.	199,200	14,087
Exelon Corp.	757,300	39,402

Quarterly Report

18

Common Stocks – continued
	Shares	Value
		(000s)

UTILITIES – continued
Electric Utilities – continued
ITC Holdings Corp.	113,900	$3,132
PPL Corp.	437,200	13,702
		84,242
Independent Power Producers & Energy Traders – 1.3%
AES Corp. (a)	5,210,617	82,797
Dynegy, Inc. Class A (a)	22,200	99
NRG Energy, Inc. (a)	378,700	16,288
TXU Corp.	975,900	98,322
		197,506
Multi-Utilities – 0.5%
CMS Energy Corp. (a)	1,069,200	15,942
Dominion Resources, Inc.	338,300	25,738
MDU Resources Group, Inc.	22,200	732
NorthWestern Energy Corp.	64,500	1,919
PG&E Corp.	585,000	21,282
Public Service Enterprise Group, Inc.	208,300	13,100
		78,713

TOTAL UTILITIES		360,461

TOTAL COMMON STOCKS
(Cost $8,491,775)		10,535,284

Convertible Preferred Stocks — 0.1%

CONSUMER DISCRETIONARY – 0.0%
Media – 0.0%
Interpublic Group of Companies, Inc. Series B, 5.25% (h)	1,800	1,771

FINANCIALS – 0.1%
Insurance – 0.1%
XL Capital Ltd. 6.50%	422,800	9,045
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $11,524)		10,816

19 Quarterly Report

Investments (Unaudited) - continued

Corporate Bonds — 6.9%
	Principal	Value
	Amount (000s)	(000s)
Convertible Bonds – 0.3%

CONSUMER DISCRETIONARY – 0.0%
Auto Components – 0.0%
Exide Technologies 2.37% 9/18/13 (h)(j)	$990	$459
ENERGY – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
McMoRan Exploration Co.:
5.25% 10/6/11 (h)	1,980	2,237
6% 7/2/08	8,320	10,823
		13,060

HEALTH CARE – 0.1%
Biotechnology – 0.1%
BioMarin Pharmaceutical, Inc. 3.5% 6/15/08 (h)	1,000	925
Cephalon, Inc. 0% 6/15/33 (h)	5,000	4,584
Regeneron Pharmaceuticals, Inc. 5.5% 10/17/08	2,000	1,900
		7,409
Health Care Equipment & Supplies – 0.0%
Cyberonics, Inc. 3% 9/27/12 (h)	1,330	1,247

TOTAL HEALTH CARE		8,656

INDUSTRIALS – 0.0%
Airlines – 0.0%
AMR Corp. 4.5% 2/15/24	4,900	4,012
Delta Air Lines, Inc. 2.875% 2/18/24 (d)(h)	5,000	850
Mesa Air Group, Inc. 2.115% 2/10/24 (f)(h)	1,700	897
		5,759

INFORMATION TECHNOLOGY – 0.1%
Communications Equipment – 0.1%
Finisar Corp. 5.25% 10/15/08	6,703	5,597
Computers & Peripherals – 0.0%
Maxtor Corp. 2.375% 8/15/12 (h)	2,650	2,090

TOTAL INFORMATION TECHNOLOGY		7,687

MATERIALS – 0.0%
Metals & Mining – 0.0%
Apex Silver Mines Ltd. 2.875% 3/15/24 (h)	2,000	1,466

Quarterly Report 20

Corporate Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
Convertible Bonds – continued

TELECOMMUNICATION SERVICES – 0.0%
Diversified Telecommunication Services – 0.0%
Covad Communications Group, Inc. 3% 3/15/24 (h)	$5,000	$3,062
Level 3 Communications, Inc. 5.25% 12/15/11 (h)	1,980	1,584
		4,646

TOTAL CONVERTIBLE BONDS		41,733
Nonconvertible Bonds – 6.6%

CONSUMER DISCRETIONARY – 0.6%
Auto Components – 0.0%
Delco Remy International, Inc. 9.375% 4/15/12	545	234
Tenneco, Inc. 8.625% 11/15/14	435	410
		644
Automobiles – 0.1%
Ford Motor Co. 7.45% 7/16/31	10,000	7,350
General Motors Corp. 7.2% 1/15/11	7,000	5,810
		13,160
Diversified Consumer Services – 0.0%
Carriage Services, Inc. 7.875% 1/15/15	430	446
Service Corp. International (SCI) 7% 6/15/17 (h)	450	446
		892
Hotels, Restaurants & Leisure – 0.1%
Carrols Corp. 9% 1/15/13 (h)	730	719
Gaylord Entertainment Co. 8% 11/15/13	460	478
Host Marriott LP 7.125% 11/1/13	1,000	1,011
Landry’s Seafood Restaurants, Inc. 7.5% 12/15/14	1,070	984
Mandalay Resort Group 6.5% 7/31/09	910	910
MGM MIRAGE 5.875% 2/27/14	1,430	1,335
Park Place Entertainment Corp. 7.875% 12/15/05	1,360	1,367
Penn National Gaming, Inc. 6.875% 12/1/11	1,400	1,393
Six Flags, Inc. 9.625% 6/1/14	645	642
Station Casinos, Inc. 6% 4/1/12	900	889
Uno Restaurant Corp. 10% 2/15/11 (h)	610	543
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.625% 12/1/14	1,480	1,408
		11,679
Household Durables – 0.0%
WCI Communities, Inc. 7.875% 10/1/13	550	524

21		Quarterly Report

Investments (Unaudited) - continued

Corporate Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
Nonconvertible Bonds – continued

CONSUMER DISCRETIONARY – continued
Media – 0.4%
AOL Time Warner, Inc.:
6.875% 5/1/12	$3,840	$4,110
7.625% 4/15/31	4,975	5,609
BSKYB Finance UK PLC 6.5% 10/15/35 (h)	8,000	7,860
Cablevision Systems Corp.:
8% 4/15/12	555	527
8.7163% 4/1/09 (j)	1,420	1,452
CCH I Holdings LLC/CCH I Capital Corp. 0%
5/15/14 (e)(h)	1,090	698
CCH I LLC / CCH I Capital Corp. 11% 10/1/15 (h)	451	406
Charter Communications Operating LLC/Charter
Communications Operating Capital Corp. 8%
4/30/12 (h)	1,160	1,160
Clear Channel Communications, Inc. 5.5% 9/15/14	3,580	3,362
Comcast Corp. 5.65% 6/15/35	7,500	6,707
Cox Communications, Inc. 4.625% 6/1/13	11,200	10,400
CSC Holdings, Inc.:
7.625% 4/1/11	1,280	1,286
7.625% 7/15/18	235	224
Dex Media West LLC/Dex Media West Finance Co.
9.875% 8/15/13	577	636
Dex Media, Inc. 8% 11/15/13	355	359
Houghton Mifflin Co. 9.875% 2/1/13	1,750	1,855
Kabel Deutschland GmbH 10.625% 7/1/14 (h)	490	524
Liberty Media Corp.:
5.7% 5/15/13	2,050	1,850
8.25% 2/1/30	6,315	5,923
News America Holdings, Inc. 7.75% 12/1/45	5,190	5,857
News America, Inc. 6.2% 12/15/34	2,310	2,226
Nexstar Broadcasting, Inc. 7% 1/15/14	1,110	982
Rogers Cable, Inc. 6.75% 3/15/15	1,200	1,194
Videotron Ltee 6.875% 1/15/14	1,100	1,117
		66,324
Multiline Retail – 0.0%
Dillard’s, Inc. 6.69% 8/1/07	1,730	1,734
Specialty Retail – 0.0%
Asbury Automotive Group, Inc.:
8% 3/15/14	1,120	1,042

Quarterly Report 22

Corporate Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
Nonconvertible Bonds – continued

CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Asbury Automotive Group, Inc.: – continued
9% 6/15/12	$1,000	$990
Sonic Automotive, Inc. 8.625% 8/15/13	1,705	1,620
		3,652
Textiles, Apparel & Luxury Goods – 0.0%
Levi Strauss & Co. 8.8044% 4/1/12 (j)	250	248

TOTAL CONSUMER DISCRETIONARY		98,857

CONSUMER STAPLES – 0.2%
Beverages – 0.0%
FBG Finance Ltd. 5.125% 6/15/15 (h)	4,760	4,597
Food & Staples Retailing – 0.0%
Ahold Finance USA, Inc.:
6.875% 5/1/29	530	504
8.25% 7/15/10	825	885
Couche Tard U.S. LP /Couche Tard Financing Corp.
7.5% 12/15/13	920	938
Jean Coutu Group, Inc.:
7.625% 8/1/12	300	295
8.5% 8/1/14	475	438
		3,060
Food Products – 0.1%
Cadbury Schweppes U.S. Finance LLC 3.875%
10/1/08 (h)	3,080	2,987
Doane Pet Care Co. 10.625% 11/15/15 (h)	200	203
Dole Food Co., Inc. 7.25% 6/15/10	730	715
Kraft Foods, Inc. 5.25% 6/1/07	1,720	1,730
National Beef Packing Co. LLC/National Beef Finance
Corp. 10.5% 8/1/11	1,660	1,702
Smithfield Foods, Inc. 7% 8/1/11	1,130	1,147
		8,484
Tobacco – 0.1%
Altria Group, Inc. 7% 11/4/13	9,585	10,383

TOTAL CONSUMER STAPLES		26,524

23 Quarterly Report

Investments (Unaudited) - continued

Corporate Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
Nonconvertible Bonds – continued

ENERGY – 0.6%
Energy Equipment & Services – 0.1%
Diamond Offshore Drilling, Inc. 4.875% 7/1/15	$3,290	$3,159
Hanover Compressor Co. 9% 6/1/14	570	620
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	415	411
Petronas Capital Ltd. 7% 5/22/12 (h)	11,260	12,380
Pride International, Inc. 7.375% 7/15/14	480	515
Seabulk International, Inc. 9.5% 8/15/13	700	787
		17,872
Oil, Gas & Consumable Fuels – 0.5%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (h)	4,715	4,634
Chesapeake Energy Corp. 7.5% 6/15/14	430	456
Duke Capital LLC:
6.25% 2/15/13	5,000	5,178
6.75% 2/15/32	3,530	3,726
El Paso Corp. 7.875% 6/15/12	1,485	1,517
El Paso Energy Corp.:
6.95% 12/15/07	450	452
7.375% 12/15/12	630	624
El Paso Production Holding Co. 7.75% 6/1/13	1,440	1,490
EnCana Holdings Finance Corp. 5.8% 5/1/14	7,070	7,349
Enterprise Products Operating LP 5.75% 3/1/35	5,560	4,963
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	530	551
General Maritime Corp. 10% 3/15/13	1,585	1,751
Kinder Morgan Energy Partners LP 5.8% 3/15/35	2,400	2,237
Nexen, Inc. 5.875% 3/10/35	9,845	9,369
Pemex Project Funding Master Trust:
6.125% 8/15/08	4,000	4,086
7.375% 12/15/14	5,550	6,066
8.625% 2/1/22	5,000	5,950
Range Resources Corp. 7.375% 7/15/13	765	796
Ship Finance International Ltd. 8.5% 12/15/13	2,310	2,241
Teekay Shipping Corp. 8.875% 7/15/11	1,110	1,257
The Coastal Corp.:
6.5% 5/15/06	1,175	1,178
7.5% 8/15/06	1,935	1,957
7.75% 6/15/10	325	328

Quarterly Report

24

Corporate Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
Nonconvertible Bonds – continued

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Williams Companies, Inc.:
7.125% 9/1/11	$4,055	$4,182
7.5% 1/15/31	2,010	2,090
		74,428

TOTAL ENERGY		92,300

FINANCIALS – 2.3%
Capital Markets – 0.3%
Bank of New York Co., Inc.:
3.4% 3/15/13 (j)	2,000	1,926
4.25% 9/4/12 (j)	2,490	2,458
Bear Stearns Companies, Inc. 5.3% 10/30/15	4,990	4,922
Goldman Sachs Group, Inc.:
4.75% 7/15/13	5,100	4,892
5.125% 1/15/15	12,870	12,552
Legg Mason, Inc. 6.75% 7/2/08	2,405	2,514
Morgan Stanley:
4% 1/15/10	2,800	2,678
5.05% 1/21/11	9,260	9,179
Nuveen Investments, Inc. 5.5% 9/15/15	5,270	5,117
		46,238
Commercial Banks – 0.4%
Bank of America Corp. 4.5% 8/1/10	13,000	12,718
Bank One Corp.:
5.25% 1/30/13	7,610	7,555
6% 8/1/08	2,615	2,689
BB&T Capital Trust I 5.85% 8/18/35	5,545	5,307
Korea Development Bank:
3.875% 3/2/09	8,325	8,007
5.75% 9/10/13	4,415	4,538
Rabobank Capital Funding Trust II 5.26%
12/31/49 (h)(j)	1,000	990
Union Planters Corp. 7.75% 3/1/11	7,500	8,419
Wachovia Bank NA 4.875% 2/1/15	10,000	9,690
Wells Fargo & Co. 4.2% 1/15/10	10,165	9,883
		69,796

25 Quarterly Report

Investments (Unaudited) - continued

Corporate Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
Nonconvertible Bonds – continued

FINANCIALS – continued
Consumer Finance – 0.4%
Ford Motor Credit Co.:
7% 10/1/13	$5,000	$4,576
7.25% 10/25/11	1,750	1,631
7.375% 10/28/09	15,475	14,766
General Electric Capital Corp.:
6% 6/15/12	9,000	9,466
6.125% 2/22/11	11,600	12,156
General Motors Acceptance Corp.:
6.75% 12/1/14	580	555
6.875% 9/15/11	1,680	1,629
6.875% 8/28/12	210	202
8% 11/1/31	235	243
Household Finance Corp.:
4.125% 11/16/09	7,765	7,500
5.875% 2/1/09	3,500	3,583
7% 5/15/12	1,235	1,348
MBNA Corp. 7.5% 3/15/12	2,030	2,277
		59,932
Diversified Financial Services – 0.3%
Citigroup, Inc.:
4.625% 8/3/10	3,835	3,770
5% 9/15/14	12,000	11,751
5.625% 8/27/12	3,065	3,147
J.P. Morgan & Co., Inc. 6.25% 1/15/09	2,850	2,952
JPMorgan Chase & Co. 5.15% 10/1/15	9,000	8,769
JPMorgan Chase Capital XVII 5.85% 8/1/35	8,000	7,554
Mizuho Financial Group Cayman Ltd. 5.79%
4/15/14 (h)	3,350	3,435
		41,378
Insurance – 0.2%
Aegon NV 4.75% 6/1/13	5,200	5,020
Assurant, Inc. 5.625% 2/15/14	2,195	2,195
Axis Capital Holdings Ltd. 5.75% 12/1/14	3,255	3,179
Metropolitan Life Global Funding I 4.625% 8/19/10 (h)	11,400	11,207
Prudential Financial, Inc. 3.75% 5/1/08	2,365	2,322
Travelers Property Casualty Corp. 6.375% 3/15/33	1,580	1,601
UnumProvident Corp.:
6.75% 12/15/28	580	537

Quarterly Report 26

Corporate Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
Nonconvertible Bonds – continued

FINANCIALS – continued
Insurance – continued
UnumProvident Corp.: – continued
7.625% 3/1/11	$445	$467
Willis Group North America, Inc. 5.625% 7/15/15	4,205	4,126
		30,654
Real Estate – 0.5%
Boston Properties, Inc. 6.25% 1/15/13	4,400	4,588
BRE Properties, Inc. 4.875% 5/15/10	4,135	4,067
CarrAmerica Realty Corp. 5.25% 11/30/07	2,205	2,203
Colonial Properties Trust:
4.75% 2/1/10	6,905	6,697
5.5% 10/1/15	7,875	7,617
Developers Diversified Realty Corp.:
5% 5/3/10	4,165	4,097
5.25% 4/15/11	8,165	8,060
EOP Operating LP:
4.65% 10/1/10	4,805	4,675
4.75% 3/15/14	14,900	14,069
Equity Residential 5.125% 3/15/16	4,600	4,461
Regency Centers LP 5.25% 8/1/15 (h)	4,750	4,604
Senior Housing Properties Trust 7.875% 4/15/15	460	484
Simon Property Group LP:
4.6% 6/15/10	3,690	3,604
5.1% 6/15/15	5,455	5,244
		74,470
Thrifts & Mortgage Finance – 0.2%
Countrywide Home Loans, Inc.:
3.25% 5/21/08	1,165	1,116
4.125% 9/15/09	7,000	6,724
5.625% 5/15/07	4,700	4,749
Independence Community Bank Corp.:
3.75% 4/1/14 (j)	2,945	2,807
4.9% 9/23/10	5,550	5,428

27 Quarterly Report

Investments (Unaudited) - continued

Corporate Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
Nonconvertible Bonds – continued

FINANCIALS – continued
Thrifts & Mortgage Finance – continued
Washington Mutual Bank:
5.65% 8/15/14	$5,340	$5,381
6.875% 6/15/11	3,300	3,551
		29,756

TOTAL FINANCIALS		352,224

HEALTH CARE – 0.1%
Health Care Providers & Services – 0.1%
AmeriPath, Inc. 10.5% 4/1/13	685	716
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10%
2/15/15 (h)	460	492
Community Health Systems, Inc. 6.5% 12/15/12	590	587
DaVita, Inc.:
6.625% 3/15/13	730	734
7.25% 3/15/15	1,610	1,618
HCA, Inc. 6.375% 1/15/15	640	628
IASIS Healthcare LLC/IASIS Capital Corp. 8.75%
6/15/14	1,080	1,104
Psychiatric Solutions, Inc. 7.75% 7/15/15	470	481
Tenet Healthcare Corp. 9.875% 7/1/14	445	431
U.S. Oncology, Inc. 9% 8/15/12	465	493
		7,284
Pharmaceuticals – 0.0%
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	360	317
Mylan Laboratories, Inc.:
5.75% 8/15/10 (h)	210	208
6.375% 8/15/15 (h)	280	277
		802

TOTAL HEALTH CARE		8,086

INDUSTRIALS – 0.3%
Aerospace & Defense – 0.0%
BE Aerospace, Inc. 8% 3/1/08	1,130	1,130

Quarterly Report

28

Corporate Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
Nonconvertible Bonds – continued

INDUSTRIALS – continued
Aerospace & Defense – continued
Bombardier, Inc.:
6.3% 5/1/14 (h)	$2,615	$2,262
7.45% 5/1/34 (h)	3,000	2,490
		5,882
Airlines – 0.2%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	665	666
6.978% 10/1/12	1,289	1,288
7.024% 4/15/11	3,700	3,704
7.377% 5/23/19	1,014	664
7.379% 11/23/17	698	450
7.8% 4/1/08	425	412
7.858% 4/1/13	6,000	6,151
10.32% 7/30/14 (h)	625	406
AMR Corp.:
9.17% 1/30/12	140	84
10.13% 6/15/11	140	80
10.45% 11/15/11	405	243
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	3,942	3,742
6.9% 7/2/19	2,501	2,445
7.056% 3/15/11	1,795	1,799
Delta Air Lines, Inc.:
9.5% 11/18/08 (d)(h)	1,137	921
10.14% 8/14/12	120	60
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	20	13
7.57% 11/18/10	5,430	5,257
7.779% 1/2/12	1,181	791
7.92% 5/18/12	345	269
		29,445
Building Products – 0.0%
Building Materials Corp. of America 7.75% 8/1/14	820	775
Mueller Group, Inc. 8.4431% 11/1/11 (j)	660	673
Nortek, Inc. 8.5% 9/1/14	510	487
		1,935

29 Quarterly Report

Investments (Unaudited) - continued

Corporate Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
Nonconvertible Bonds – continued

INDUSTRIALS – continued
Commercial Services & Supplies – 0.0%
United Rentals North America, Inc. 7% 2/15/14	$120	$110
Industrial Conglomerates – 0.1%
Hutchison Whampoa International 03/33 Ltd. 7.45%
11/24/33 (h)	8,000	8,880
Machinery – 0.0%
Commercial Vehicle Group, Inc. 8% 7/1/13 (h)	230	229
Invensys PLC 9.875% 3/15/11 (h)	1,005	960
		1,189
Marine – 0.0%
American Commercial Lines LLC/ACL Finance Corp.
9.5% 2/15/15	850	927
H-Lines Finance Holding Corp. 0% 4/1/13 (e)	240	197
		1,124

TOTAL INDUSTRIALS		48,565

INFORMATION TECHNOLOGY – 0.2%
Communications Equipment – 0.1%
L 3 Communications Corp.:
6.125% 1/15/14	450	439
6.375% 10/15/15 (h)	580	573
Lucent Technologies, Inc. 6.45% 3/15/29	550	471
Motorola, Inc. 8% 11/1/11	8,145	9,395
		10,878
Electronic Equipment & Instruments – 0.0%
Celestica, Inc. 7.875% 7/1/11	1,690	1,677
Sanmina-SCI Corp. 10.375% 1/15/10	930	1,014
		2,691
IT Services – 0.0%
SunGard Data Systems, Inc.:
8.5248% 8/15/13 (h)(j)	430	441
9.125% 8/15/13 (h)	800	820
10.25% 8/15/15 (h)	1,220	1,208
		2,469
Office Electronics – 0.0%
Xerox Capital Trust I 8% 2/1/27	1,450	1,494

Quarterly Report

30

Corporate Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
Nonconvertible Bonds – continued

INFORMATION TECHNOLOGY – continued
Office Electronics – continued
Xerox Corp.:
7.125% 6/15/10	$780	$813
7.625% 6/15/13	675	716
		3,023
Semiconductors & Semiconductor Equipment – 0.1%
Amkor Technology, Inc.:
7.75% 5/15/13	445	378
9.25% 2/15/08	120	114
Freescale Semiconductor, Inc.:
6.875% 7/15/11	1,060	1,094
6.9% 7/15/09 (j)	910	933
MagnaChip Semiconductor SA/MagnaChip
Semiconductor Finance Co.:
6.875% 12/15/11	285	268
7.12% 12/15/11 (j)	115	113
8% 12/15/14	255	233
Semiconductor Note Participation Trust 0% 8/4/11 (h) .	1,505	2,408
		5,541

TOTAL INFORMATION TECHNOLOGY		24,602

MATERIALS – 0.2%
Chemicals – 0.1%
America Rock Salt Co. LLC 9.5% 3/15/14	560	566
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	925	1,013
Berry Plastics Corp. 10.75% 7/15/12	1,285	1,324
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.
Series B, 0% 10/1/14 (e)	175	122
Equistar Chemicals LP/Equistar Funding Corp. 10.625%
5/1/11	1,500	1,628
Huntsman Advanced Materials LLC 11% 7/15/10	440	490
Huntsman International LLC 9.875% 3/1/09	1,020	1,076
Lyondell Chemical Co. 9.5% 12/15/08	1,830	1,917
		8,136
Construction Materials – 0.0%
RMCC Acquisition Co. 9.5% 11/1/12 (h)	950	960
Containers & Packaging – 0.0%
BWAY Corp. 10% 10/15/10	820	845

31		Quarterly Report

Investments (Unaudited) - continued

Corporate Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
Nonconvertible Bonds – continued

MATERIALS – continued
Containers & Packaging – continued
Crown European Holdings SA 10.875% 3/1/13	$1,150	$1,354
Owens-Brockway Glass Container, Inc. 8.875%
2/15/09	605	629
Owens-Illinois, Inc.:
7.35% 5/15/08	1,560	1,560
8.1% 5/15/07	615	624
		5,012
Metals & Mining – 0.1%
California Steel Industries, Inc. 6.125% 3/15/14	745	685
Gerdau AmeriSteel Corp./GUSAP Partners 10.375%
7/15/11	1,585	1,736
International Steel Group, Inc. 6.5% 4/15/14	805	793
Newmont Mining Corp. 5.875% 4/1/35	13,530	12,997
Novelis, Inc. 7.25% 2/15/15 (h)	915	837
Wise Metals Group LLC/Alloys Finance 10.25%
5/15/12	1,115	808
		17,856
Paper & Forest Products – 0.0%
Catalyst Paper Corp. 8.625% 6/15/11	380	376
Georgia-Pacific Corp.:
7.5% 5/15/06	1,205	1,217
8.125% 5/15/11	1,000	1,085
9.5% 12/1/11	415	480
International Paper Co. 4.25% 1/15/09	995	962
Stone Container Corp. 9.75% 2/1/11	1,345	1,348
		5,468

TOTAL MATERIALS		37,432

TELECOMMUNICATION SERVICES – 1.0%
Diversified Telecommunication Services – 0.8%
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,500	1,770
British Telecommunications PLC:
8.375% 12/15/10	3,930	4,481
8.875% 12/15/30	4,565	5,964
Koninklijke KPN NV yankee 8% 10/1/10	7,800	8,697
KT Corp. 5.875% 6/24/14 (h)	2,925	3,022
New Skies Satellites BV 8.5388% 11/1/11 (j)	1,250	1,281

Quarterly Report 32

Corporate Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
Nonconvertible Bonds – continued

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
Qwest Capital Funding, Inc.:
7% 8/3/09	$1,340	$1,313
7.75% 8/15/06	3,525	3,578
Qwest Communications International, Inc. 7.5%
2/15/14	985	933
Qwest Corp.:
7.12% 6/15/13 (h)(j)	1,260	1,329
8.875% 3/15/12	905	993
SBC Communications, Inc.:
5.1% 9/15/14	6,750	6,517
5.875% 8/15/12	4,000	4,093
Sprint Capital Corp.:
6.875% 11/15/28	10,000	10,662
7.625% 1/30/11	3,425	3,769
Telecom Italia Capital:
4% 1/15/10	500	475
4.95% 9/30/14	5,000	4,744
5.25% 11/15/13	2,000	1,955
6% 9/30/34	6,000	5,697
Telefonos de Mexico SA de CV 4.75% 1/27/10	14,925	14,587
TELUS Corp. yankee 7.5% 6/1/07	11,770	12,222
Verizon Global Funding Corp.:
5.85% 9/15/35	8,760	8,193
7.25% 12/1/10	7,110	7,711
Verizon New York, Inc.:
6.875% 4/1/12	7,725	7,993
7.375% 4/1/32	3,250	3,307
		125,286
Wireless Telecommunication Services – 0.2%
America Movil SA de CV 6.375% 3/1/35	8,590	8,055
AT&T Wireless Services, Inc.:
7.875% 3/1/11	10,380	11,622
8.75% 3/1/31	5,000	6,520
DirecTV Holdings LLC/DirecTV Financing, Inc. 6.375%
6/15/15	265	260
Intelsat Ltd.:
6.5% 11/1/13	570	420
7.625% 4/15/12	870	692

33		Quarterly Report

Investments (Unaudited) - continued

Corporate Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
Nonconvertible Bonds – continued

TELECOMMUNICATION SERVICES – continued
Wireless Telecommunication Services – continued
Intelsat Ltd.: – continued
8.695% 1/15/12 (h)(j)	$730	$744
Millicom International Cellular SA 10% 12/1/13	1,110	1,141
Nextel Communications, Inc. 7.375% 8/1/15	2,000	2,116
Rogers Communications, Inc.:
6.375% 3/1/14	1,500	1,491
6.995% 12/15/10 (j)	450	464
7.5% 3/15/15	740	789
		34,314

TOTAL TELECOMMUNICATION SERVICES		159,600

UTILITIES – 1.1%
Electric Utilities – 0.6%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	3,080	3,084
Detroit Edison Co. 5.2% 10/15/12	4,000	3,968
Exelon Corp.:
4.9% 6/15/15	11,000	10,332
5.625% 6/15/35	1,365	1,238
FirstEnergy Corp. 6.45% 11/15/11	12,610	13,265
FPL Group Capital, Inc. 3.25% 4/11/06	1,250	1,243
Nevada Power Co.:
5.875% 1/15/15	260	256
10.875% 10/15/09	370	406
Niagara Mohawk Power Corp. 8.875% 5/15/07	1,660	1,757
PPL Energy Supply LLC 5.7% 10/15/35	7,000	6,901
Progress Energy, Inc.:
7% 10/30/31	9,400	9,967
7.1% 3/1/11	3,700	3,959
7.75% 3/1/31	1,800	2,064
Public Service Co. of Colorado 5.5% 4/1/14	4,035	4,117
Reliant Energy, Inc. 9.25% 7/15/10	735	772
Sierra Pacific Power Co. 6.25% 4/15/12	360	364
Southern California Edison Co.:
4.65% 4/1/15	2,000	1,906
5% 1/15/14	2,515	2,477

Quarterly Report

34

Corporate Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
Nonconvertible Bonds – continued

UTILITIES – continued
Electric Utilities – continued
Texas Genco LLC/Texas Genco Financing Corp. 6.875%
12/15/14 (h)	$610	$654
TXU Energy Co. LLC 7% 3/15/13	17,640	18,369
		87,099
Gas Utilities – 0.1%
Consolidated Natural Gas Co. 6.85% 4/15/11	1,550	1,668
Sonat, Inc.:
6.625% 2/1/08	1,385	1,378
6.75% 10/1/07	825	831
Texas Eastern Transmission Corp. 7.3% 12/1/10	4,320	4,709
		8,586
Independent Power Producers & Energy Traders – 0.2%
AES Corp.:
8.75% 5/15/13 (h)	1,135	1,224
9.375% 9/15/10	1,143	1,240
9.5% 6/1/09	2,802	3,012
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (h)	1,255	1,396
Calpine Corp. 9.9% 7/15/07 (h)(j)	1,188	903
Constellation Energy Group, Inc.:
6.35% 4/1/07	4,410	4,493
7% 4/1/12	10,525	11,392
Duke Capital LLC:
4.331% 11/16/06	1,215	1,205
5.668% 8/15/14	4,390	4,371
NRG Energy, Inc. 8% 12/15/13	826	896
		30,132
Multi-Utilities – 0.2%
CMS Energy Corp.:
7.75% 8/1/10	725	769
8.9% 7/15/08	3,640	3,904
9.875% 10/15/07	1,605	1,725
Dominion Resources, Inc.:
4.75% 12/15/10	6,110	5,962
5.15% 7/15/15	9,000	8,628
5.95% 6/15/35	5,175	4,930

35 Quarterly Report

Investments (Unaudited) - continued

Corporate Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
Nonconvertible Bonds – continued

UTILITIES – continued
Multi-Utilities – continued
Dominion Resources, Inc.: – continued
6.25% 6/30/12	$5,765	$6,019
Sempra Energy 7.95% 3/1/10	2,000	2,197
		34,134

TOTAL UTILITIES		159,951

TOTAL NONCONVERTIBLE BONDS		1,008,141

TOTAL CORPORATE BONDS
(Cost $1,079,703)		1,049,874

U.	S. Government and Government Agency Obligations — 11.2%

U.	S. Government Agency Obligations – 6.1%

Fannie Mae:
3.25% 7/31/06	190,000	188,184
4.625% 10/15/13	20,000	19,618
4.625% 10/15/14	43,000	42,006
5.125% 1/2/14	37,800	37,573
6% 5/15/11	6,920	7,304
6.125% 3/15/12	11,499	12,291
6.25% 2/1/11	8,695	9,161
6.375% 6/15/09	17,065	18,006
Federal Home Loan Bank:
0% 12/23/05	314,000	312,218
0% 12/28/05	90,756	90,190
2.875% 8/15/06	12,000	11,850
Freddie Mac:
0% 11/8/05	30,000	29,977
0% 11/29/05	6,000	5,982
4.125% 4/2/07	3,722	3,698
4.125% 10/18/10	50,000	48,550
4.25% 7/15/09	7,935	7,801
4.875% 11/15/13	30,900	30,844
5.25% 11/5/12	2,810	2,761

Quarterly Report

36

U.S. Government and Government Agency Obligations – continued

	Principal	Value
	Amount (000s)	(000s)
U.S. Government Agency Obligations – continued
Freddie Mac: – continued
5.75% 1/15/12	$25,000	$26,156
5.875% 3/21/11	23,295	24,220

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		928,390
U.S. Treasury Inflation Protected Obligations – 2.1%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	139,596	145,310
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/15	99,755	96,792
2% 1/15/14	70,141	70,349

TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		312,451
U.S. Treasury Obligations – 3.0%
U.S. Treasury Bonds 6.125% 8/15/29	94,475	111,982
U.S. Treasury Notes:
2.375% 8/31/06	218,942	215,478
2.75% 7/31/06	28,000	27,685
3.375% 12/15/08	38,235	37,063
3.375% 9/15/09	22,779	21,919
4.25% 11/15/14	45,000	43,901

TOTAL U.S. TREASURY OBLIGATIONS		458,028

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(Cost $1,710,316)		1,698,869

U.S. Government Agency – Mortgage Securities — 8.3%

Fannie Mae – 7.5%
3.472% 4/1/34 (j)	1,483	1,473
3.739% 1/1/35 (j)	876	860
3.752% 10/1/33 (j)	667	651
3.771% 12/1/34 (j)	748	733
3.787% 12/1/34 (j)	154	151
3.794% 6/1/34 (j)	2,881	2,783
3.815% 1/1/35 (j)	568	559
3.819% 6/1/33 (j)	433	425
3.838% 1/1/35 (j)	1,635	1,616
3.869% 1/1/35 (j)	1,015	1,009

37		Quarterly Report

Investments (Unaudited) - continued

U.S. Government Agency – Mortgage Securities – continued

		Principal	Value
		Amount (000s)	(000s)
Fannie Mae – continued
3.87% 11/1/34 (j)		$3,565	$3,520
3.875% 6/1/33 (j)		2,351	2,312
3.913% 12/1/34 (j)		524	522
3.917% 10/1/34 (j)		696	690
3.953% 11/1/34 (j)		1,118	1,110
3.964% 1/1/35 (j)		734	726
3.968% 5/1/33 (j)		227	224
3.976% 5/1/34 (j)		256	260
3.98% 12/1/34 (j)		716	711
3.997% 1/1/35 (j)		454	450
3.998% 12/1/34 (j)		567	562
4% 4/1/19 to 8/1/19		22,836	21,656
4% 11/1/20 (i)		59,714	56,617
4.008% 12/1/34 (j)		3,813	3,789
4.014% 2/1/35 (j)		546	539
4.018% 12/1/34 (j)		359	355
4.026% 1/1/35 (j)		257	255
4.026% 2/1/35 (j)		494	487
4.031% 1/1/35 (j)		995	985
4.055% 10/1/18 (j)		620	609
4.064% 4/1/33 (j)		228	226
4.064% 1/1/35 (j)		484	477
4.067% 12/1/34 (j)		1,020	1,013
4.091% 1/1/35 (j)		1,027	1,016
4.102% 2/1/35 (j)		398	393
4.107% 2/1/35 (j)		377	374
4.111% 1/1/35 (j)		1,060	1,047
4.112% 2/1/35 (j)		1,924	1,906
4.116% 2/1/35 (j)		946	935
4.125% 1/1/35 (j)		1,051	1,046
4.128% 1/1/35 (j)		1,849	1,828
4.133% 11/1/34 (j)		865	858
4.134% 2/1/35 (j)		1,166	1,159
4.144% 1/1/35 (j)		1,640	1,627
4.15% 2/1/35 (j)		1,088	1,077
4.172% 1/1/35 (j)		1,991	1,974
4.174% 1/1/35 (j)		856	847
4.183% 11/1/34 (j)		270	268
4.19% 1/1/35 (j)		1,323	1,297
4.222% 3/1/34 (j)		574	567
4.237% 10/1/34 (j)		1,572	1,574

Quarterly Report	38

U.S. Government Agency – Mortgage Securities – continued

		Principal	Value
		Amount (000s)	(000s)
Fannie Mae – continued
4.25% 2/1/35 (j)		$665	$651
4.291% 8/1/33 (j)		1,343	1,330
4.294% 1/1/35 (j)		800	790
4.296% 3/1/35 (j)		632	628
4.298% 7/1/34 (j)		527	528
4.311% 5/1/35 (j)		951	939
4.313% 2/1/35 (j)		406	402
4.315% 3/1/33 (j)		335	329
4.315% 1/1/35 (j)		651	641
4.333% 12/1/34 (j)		362	362
4.347% 1/1/35 (j)		652	639
4.367% 2/1/34 (j)		1,558	1,540
4.367% 4/1/35 (j)		452	447
4.402% 2/1/35 (j)		1,024	1,006
4.414% 5/1/35 (j)		2,017	1,999
4.419% 11/1/34 (j)		8,474	8,436
4.447% 3/1/35 (j)		925	910
4.453% 10/1/34 (j)		3,199	3,191
4.454% 4/1/34 (j)		1,096	1,082
4.483% 1/1/35 (j)		1,107	1,102
4.485% 8/1/34 (j)		2,115	2,092
4.496% 3/1/35 (j)		2,068	2,033
4.5% 5/1/19 to 4/1/35		174,633	165,033
4.5% 11/1/20 (i)		115,000	111,227
4.501% 5/1/35 (j)		679	671
4.525% 3/1/35 (j)		1,877	1,848
4.53% 8/1/34 (j)		1,099	1,096
4.55% 2/1/35 (j)		4,407	4,385
4.554% 7/1/35 (j)		2,496	2,479
4.558% 2/1/35 (j)		732	723
4.584% 2/1/35 (j)		6,028	5,937
4.603% 2/1/35 (j)		455	455
4.605% 2/1/35 (j)		1,999	1,973
4.652% 11/1/34 (j)		2,262	2,239
4.68% 11/1/34 (j)		2,349	2,320
4.734% 3/1/35 (j)		1,086	1,075
4.736% 7/1/34 (j)		1,937	1,926
4.815% 12/1/34 (j)		1,983	1,969
4.821% 12/1/32 (j)		953	953
4.848% 12/1/34 (j)		807	801
5% 10/1/17 to 8/1/35		238,297	231,704

	39		Quarterly Report

Investments (Unaudited) - continued

U.S. Government Agency – Mortgage Securities – continued

	Principal	Value
	Amount (000s)	(000s)
Fannie Mae – continued
5% 11/1/35 (i)	$43,496	$41,851
5% 11/1/35 (i)	55,509	53,410
5.121% 5/1/35 (j)	4,834	4,853
5.204% 6/1/35 (j)	3,586	3,605
5.297% 9/1/35 (j)	1,373	1,362
5.5% 11/1/08 to 10/1/35	148,649	148,628
5.5% 11/1/35 (i)	40,000	39,463
5.5% 11/1/35 (i)	21,250	20,964
6% 4/1/13 to 1/1/33	50,547	51,260
6% 11/1/35 (i)	10,890	10,985
6.5% 4/1/06 to 3/1/35	49,750	51,241
6.5% 11/1/35 (i)	3,593	3,689
7% 11/1/22 to 6/1/33	12,897	13,500
7.5% 12/1/22 to 3/1/29	2,471	2,614
8% 9/1/17	11	12

TOTAL FANNIE MAE		1,145,476
Freddie Mac – 0.6%
4% 12/1/17 to 6/1/19	4,294	4,071
4.078% 12/1/34 (j)	733	723
4.109% 12/1/34 (j)	1,060	1,047
4.192% 1/1/35 (j)	891	881
4.289% 3/1/35 (j)	919	910
4.297% 5/1/35 (j)	1,626	1,610
4.309% 12/1/34 (j)	970	952
4.326% 1/1/35 (j)	2,047	2,021
4.362% 3/1/35 (j)	1,369	1,342
4.385% 2/1/35 (j)	1,918	1,909
4.388% 2/1/35 (j)	1,838	1,802
4.445% 3/1/35 (j)	883	864
4.446% 2/1/34 (j)	1,023	1,011
4.479% 6/1/35 (j)	1,378	1,361
4.487% 3/1/35 (j)	2,554	2,505
4.493% 3/1/35 (j)	6,586	6,488
4.495% 3/1/35 (j)	1,030	1,010
4.56% 2/1/35 (j)	1,467	1,446
5% 9/1/33 to 7/1/35	34,591	33,294
5.027% 4/1/35 (j)	5,367	5,356

Quarterly Report

40

U.S. Government Agency – Mortgage Securities – continued

	Principal	Value
	Amount (000s)	(000s)
Freddie Mac – continued
5.237% 8/1/33 (j)	$360	$365
6% 5/1/33 to 11/1/33	20,401	20,637

TOTAL FREDDIE MAC		91,605
Government National Mortgage Association – 0.2%
5.5% 1/15/32 to 5/15/34	6,288	6,283
6.5% 3/15/26 to 2/15/34	6,924	7,197
7% 11/15/22 to 9/15/32	11,850	12,472
7.5% 1/15/26 to 9/15/28	1,410	1,496
8% 1/15/17 to 10/15/29	120	128
9% 11/15/14 to 1/15/23	66	72
9.5% 12/15/20 to 3/15/23	30	33

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		27,681

TOTAL U.S. GOVERNMENT AGENCY – MORTGAGE SECURITIES
(Cost $1,289,001)		1,264,762

Asset-Backed Securities — 0.7%

ACE Securities Corp. Series 2003-FM1 Class M2,
5.8875% 11/25/32 (j)	1,490	1,503
American Express Credit Account Master Trust:
Series 2001-6 Class B, 4.32% 12/15/08 (j)	5,200	5,203
Series 2004-C Class C, 4.47% 2/15/12 (h)(j)	4,394	4,404
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 4.35% 4/15/33 (j)	4	4
Series 2003-HE7 Class A3, 4.33% 12/15/33 (j)	1,537	1,542
Bank One Issuance Trust Series 2004-B2 Class B2,
4.37% 4/15/12	6,000	5,868
Capital One Multi-Asset Execution Trust:
Series 2003-B1 Class B1, 5.14% 2/17/09 (j)	5,090	5,109
Series 2003-B2 Class B2, 3.5% 2/17/09	2,675	2,659
Series 2003-B4 Class B4, 4.77% 7/15/11 (j)	3,035	3,081
Series 2004-6 Class B, 4.15% 7/16/12	6,215	6,024
Capital One Prime Auto Receivable Trust Series 2004-3
Class A3, 3.39% 1/15/09	3,500	3,445
CDC Mortgage Capital Trust Series 2003-HE2 Class M2,
5.5413% 10/25/33 (j)	1,265	1,283
Chase Credit Card Owner Trust Series 2004-1 Class B,
4.17% 5/15/09 (j)	2,425	2,425

41 Quarterly Report

Investments (Unaudited) - continued

Asset-Backed Securities – continued
	Principal	Value
	Amount (000s)	(000s)
Crown Castle Towers LLC/Crown Atlantic Holdings Sub
LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (h)	$3,484	$3,385
Class C, 5.074% 6/15/35 (h)	3,163	3,076
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 4.7175% 11/25/33 (j)	700	707
Class M2, 5.7875% 11/25/33 (j)	300	308
Ford Credit Auto Owner Trust Series 2005-A Class A4,
3.72% 10/15/09	3,250	3,180
Home Equity Asset Trust:
Series 2003-2:
Class A2, 4.4175% 8/25/33 (j)	66	66
Class M1, 4.9175% 8/25/33 (j)	1,130	1,143
Series 2003-4:
Class M1, 4.4413% 10/25/33 (j)	1,670	1,680
Class M2, 5.5413% 10/25/33 (j)	1,980	2,002
Household Home Equity Loan Trust Series 2002-2
Class A, 4.3% 4/20/32 (j)	1,709	1,709
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 4.7875% 7/25/33 (j)	3,770	3,791
Class M2, 5.4913% 7/25/33 (j)	1,925	1,956
MBNA Credit Card Master Note Trust:
Series 2003-B3 Class B3, 4.345% 1/18/11 (j)	3,342	3,360
Series 2003-B5 Class B5, 4.34% 2/15/11 (j)	4,855	4,889
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 5.1375% 12/27/32 (j)	940	953
Series 2003-NC8 Class M1, 4.7375% 9/25/33 (j)	1,120	1,134
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 5.0375% 1/25/32 (j)	1,943	1,947
Series 2002-NC1 Class M1, 4.8375% 2/25/32 (h)(j)	1,438	1,446
Series 2002-NC3 Class M1, 4.7575% 8/25/32 (j)	765	768
Nissan Auto Lease Trust:
Series 2003-A Class A3B, 2.57% 6/15/09	2,531	2,505
Series 2005-A Class A3, 4.7% 10/15/08	10,350	10,338
Nissan Auto Receivables Owner Trust Series 2005-A
Class A4, 3.82% 7/15/10	3,375	3,297
Superior Wholesale Inventory Financing Trust VII Series
2003-A8 Class CTFS, 4.42% 3/15/11 (h)(j)	4,320	4,317
World Omni Auto Receivables Trust Series 2005-A Class
A3, 3.54% 6/12/09	3,015	2,967
TOTAL ASSET-BACKED SECURITIES
(Cost $104,003)		103,474

Quarterly Report 42

Collateralized Mortgage Obligations — 0.5%
	Principal	Value
	Amount (000s)	(000s)
Private Sponsor – 0.3%
Adjustable Rate Mortgage Trust floater Series 2004-4
Class 5A2, 4.4375% 3/25/35 (j)	$1,979	$1,983
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.372% 12/25/33 (j)	717	712
Class 2A1, 4.1851% 12/25/33 (j)	2,576	2,528
Series 2003-L Class 2A1, 3.9761% 1/25/34 (j)	2,418	2,364
Series 2004-B:
Class 1A1, 3.4033% 3/25/34 (j)	3,398	3,344
Class 2A2, 4.1237% 3/25/34 (j)	2,118	2,059
Master Alternative Loan Trust Series 2004-3 Class 3A1,
6% 4/25/34	815	814
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	1,435	1,452
Series 2004-SL2 Class A1, 6.5% 10/25/16	714	725
Residential Finance LP/Residential Finance Development
Corp. floater:
Series 2003-B:
Class B3, 5.49% 7/10/35 (h)(j)	3,651	3,715
Class B4, 5.69% 7/10/35 (h)(j)	2,786	2,839
Class B5, 6.29% 7/10/35 (h)(j)	2,594	2,649
Class B6, 6.79% 7/10/35 (h)(j)	1,153	1,177
Series 2003-CB1:
Class B3, 5.39% 6/10/35 (h)(j)	1,286	1,308
Class B4, 5.59% 6/10/35 (h)(j)	1,147	1,168
Class B5, 6.19% 6/10/35 (h)(j)	782	799
Class B6, 6.69% 6/10/35 (h)(j)	465	475
Residential Funding Securities Corp. Series 2003-RP2
Class A1, 4.4875% 6/25/33 (h)(j)	1,636	1,642
WAMU Mortgage pass thru certificates floater Series
2005-AR13 Class A1C1, 4.2275% 10/25/45 (j)	4,200	4,200
Washington Mutual Mortgage Securities Corp.
sequential pay Series 2003-MS9 Class 2A1, 7.5%
12/25/33	574	589

TOTAL PRIVATE SPONSOR		36,542
U.S. Government Agency – 0.2%
Fannie Mae planned amortization class Series 1996-28
Class PK, 6.5% 7/25/25	2,590	2,696

43 Quarterly Report

Investments (Unaudited) - continued

Collateralized Mortgage Obligations – continued
	Principal	Value
	Amount (000s)	(000s)
U.S. Government Agency – continued
Freddie Mac Multi-class participation certificates
guaranteed planned amortization class:
Seires 2625 Class QX, 2.25% 3/15/22	$1,150	$1,119
Series 2640 Class QG, 2% 4/15/22	1,489	1,443
Series 2770 Class UD, 4.5% 5/15/17	12,058	11,634
Series 2780 Class OC, 4.5% 3/15/17	3,935	3,841
Series 2831 Class PB, 5% 7/15/19	3,735	3,667
Series 2885 Class PC, 4.5% 3/15/18	5,030	4,892
Series 2888 Class GD, 4.5% 4/15/18	4,817	4,620

TOTAL U.S. GOVERNMENT AGENCY		33,912

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $71,498)		70,454

Commercial Mortgage Securities — 0.8%

Banc of America Commercial Mortgage, Inc. sequential
pay Series 2004-2 Class A3, 4.05% 11/10/38	7,000	6,665
Bayview Commercial Asset Trust floater Series 2004-3:
Class A1, 4.4075% 1/25/35 (h)(j)	4,044	4,048
Class A2, 4.4575% 1/25/35 (h)(j)	604	604
Class M1, 4.5375% 1/25/35 (h)(j)	697	698
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2004-ESA:
Class B, 4.888% 5/14/16 (h)	1,030	1,024
Class C, 4.937% 5/14/16 (h)	2,140	2,131
Class D, 4.986% 5/14/16 (h)	780	778
Class E, 5.064% 5/14/16 (h)	2,420	2,421
Class F, 5.182% 5/14/16 (h)	580	580
CDC Commercial Mortgage Trust Series 2002-FX1 Class
XCL, 0.7836% 5/15/35 (h)(j)(k)	56,881	3,223
Commercial Mortgage pass thru certificates floater
Series 2004-CNL:
Class D, 4.61% 9/15/14 (h)(j)	330	330
Class E, 4.67% 9/15/14 (h)(j)	450	450
Class F, 4.77% 9/15/14 (h)(j)	355	355
Class G, 4.95% 9/15/14 (h)(j)	810	810
Class H, 5.05% 9/15/14 (h)(j)	860	860
Class J, 5.57% 9/15/14 (h)(j)	295	296
Class K, 5.97% 9/15/14 (h)(j)	460	461
Class L, 6.17% 9/15/14 (h)(j)	375	375

Quarterly Report 44

Commercial Mortgage Securities – continued
	Principal	Value
	Amount (000s)	(000s)
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	$128	$128
Series 2000-C1 Class A2, 7.545% 4/15/62	5,000	5,430
Series 1997-C2 Class D, 7.27% 1/17/35	2,800	2,962
Deutsche Mortgage & Asset Receiving Corp. sequential
pay Series 1998-C1 Class D, 7.231% 6/15/31	1,885	1,978
DLJ Commercial Mortgage Corp. sequential pay Series
2000-CF1 Class A1B, 7.62% 6/10/33	4,885	5,347
Equitable Life Assurance Society of the United States
Series 174:
Class B1, 7.33% 5/15/06 (h)	5,000	5,061
Class C1, 7.52% 5/15/06 (h)	4,000	4,051
First Union-Lehman Brothers Commercial Mortgage Trust
sequential pay Series 1997-C2 Class A3, 6.65%
11/18/29	1,056	1,084
Ginnie Mae guaranteed Multi-family pass thru securities
sequential pay Series 2002-35 Class C, 5.8917%
10/16/23 (j)	685	701
Ginnie Mae guaranteed REMIC pass thru securities
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	2,985	2,849
Series 2003-36 Class C, 4.254% 2/16/31	2,370	2,281
Series 2003-47 Class C, 4.227% 10/16/27	4,334	4,220
Series 2003-59 Class D, 3.654% 10/16/27	4,890	4,557
GMAC Commercial Mortgage Securities, Inc. Series
2004-C3 Class X2, 0.9004% 12/10/41 (j)(k)	3,500	97
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (h)	2,912	3,117
Series 2003-C1 Class A2A, 3.59% 1/10/40	2,445	2,384
Series 1998-GLII Class E, 7.1906% 4/13/31 (j)	1,220	1,269
Host Marriott Pool Trust sequential pay Series
1999-HMTA Class B, 7.3% 8/3/15 (h)	1,400	1,502
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2000-C3 Class A2, 7.95% 1/15/10	5,000	5,512
Series 2001-C2 Class A2, 6.653% 11/15/27	1,920	2,050
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A
Class C, 4.13% 11/20/37 (h)	5,000	4,472
Mortgage Capital Funding, Inc. sequential pay Series
1998-MC2 Class A2, 6.423% 6/18/30	3,077	3,163
Thirteen Affiliates of General Growth Properties, Inc.
sequential pay Series 1 Class A2, 6.602%
11/15/07 (h)	9,000	9,280

45		Quarterly Report

Investments (Unaudited) - continued

Commercial Mortgage Securities – continued
	Principal	Value
	Amount (000s)	(000s)
Wachovia Bank Commercial Mortgage Trust sequential
pay:
Series 2003-C7 Class A1, 4.241% 10/15/35 (h)	$8,542	$8,301
Series 2003-C8 Class A3, 4.445% 11/15/35	8,060	7,812
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $117,098)		115,717

Municipal Securities — 0.0%
Massachusetts Spl. Oblig. Dedicated Tax Rev. 5.5%
1/1/29 (FGIC Insured)	3,100	3,533
Univ. of Virginia Univ. Revs. 5% 6/1/37	1,700	1,760
TOTAL MUNICIPAL SECURITIES
(Cost $5,546)		5,293

Foreign Government and Government Agency Obligations — 0.3%

Chilean Republic 7.125% 1/11/12	6,700	7,424
Israeli State 4.625% 6/15/13	770	732
Korean Republic 4.875% 9/22/14	2,495	2,424
United Mexican States:
4.625% 10/8/08	4,210	4,159
5.875% 1/15/14	12,580	12,781
6.75% 9/27/34	12,855	13,401
7.5% 1/14/12	6,200	6,870
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(Cost $46,472)		47,791

Supranational Obligations — 0.0%

Corporacion Andina de Fomento 6.875% 3/15/12
(Cost $2,795)	2,825	3,053

Quarterly Report

46

Preferred Securities — 0.0%
	Principal	Value
	Amount	(000s)

FINANCIALS – 0.0%
Commercial Banks – 0.0%
Abbey National PLC 7.35% (j)	6,665,000	$6,813
TOTAL PREFERRED SECURITIES
(Cost $6,841)		6,813
Money Market Funds — 4.2%
	Shares
Fidelity Cash Central Fund, 3.92% (b)	593,675,988	593,676
Fidelity Securities Lending Cash Central Fund, 3.94% (b)(c)	51,283,889	51,284

TOTAL MONEY MARKET FUNDS
(Cost $644,960)	644,960

TOTAL INVESTMENT PORTFOLIO – 102.3%
(Cost $13,581,532)	15,557,160

NET OTHER ASSETS – (2.3)%	(354,675)
NET ASSETS – 100%	$15,202,485

47 Quarterly Report

Investments (Unaudited) - continued

Swap Agreements

	Expiration	Notional	Value
	Date	Amount (000s)	(000s)

Credit Default Swaps
Receive from Morgan Stanley, Inc., upon
default event of Motorola, Inc., par value
of the notional amount of Motorola, Inc.
7.625% 11/15/10, and pay quarterly
notional amount multiplied by .69%	Sept. 2009	$7,000	$(120)
Receive quarterly notional amount multiplied
by .35% and pay Goldman Sachs upon
default event of Southern California Edison
Co., par value of the notional amount of
Southern California Edison Co. 7.625%
1/15/10	Sept. 2010	5,100	1
Receive quarterly notional amount multiplied
by .41% and pay Morgan Stanley upon
default event of Sempra Energy, par value
of the notional amount of Sempra Energy
6% 2/1/13	Sept. 2010	8,500	(3)
Receive quarterly notional amount multiplied
by .585% and pay Lehman Brothers upon
default event of ConAgra Foods, Inc., par
value of the notional amount of ConAgra
Foods, Inc. 6.75% 9/15/11	Sept. 2010	4,225	11
Receive quarterly notional amount multiplied
by .8% and pay Morgan Stanley, Inc.
upon default event of News America, Inc.,
par value of the notional amount of News
America, Inc. 4.75% 3/15/10	April 2010	15,000	212

TOTAL CREDIT DEFAULT SWAPS		$39,825	$101

Quarterly Report	48

Swap Agreements – continued

	Expiration	Notional	Value
	Date	Amount (000s)	(000s)

Total Return Swaps
Receive monthly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay monthly a floating
rate based on 1-month LIBOR minus 20
basis points with Bank of America	July 2006	$5,400	$(99)
Receive monthly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay monthly a floating
rate based on 1-month LIBOR minus 40
basis points with Bank of America	March 2006	5,400	(76)
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on 1-month
LIBOR minus 25 basis points with Citibank	Oct. 2006	50,000	(843)
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on 1-month
LIBOR minus 25 basis points with Deutsche
Bank	April 2006	5,400	(93)
Receive monthly a return equal to Lehman
Brothers CMBS U.S. Aggregate Index and
pay monthly a floating rate based on
1-month LIBOR minus 15 basis points with
Citibank	April 2006	3,575	(39)
Receive monthly a return equal to Lehman
Brothers CMBS U.S. Aggregate Index and
pay monthly a floating rate based on
1-month LIBOR minus 20 basis points with
Lehman Brothers, Inc.	March 2006	1,425	(16)
Receive quarterly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay quarterly a floating
rate based on 3-month LIBOR minus 40
basis points with Bank of America	Nov. 2005	10,800	(297)

TOTAL TOTAL RETURN SWAPS		$82,000	$(1,463)

		$121,825	$(1,362)

	49		Quarterly Report

Investments (Unaudited) - continued

Legend

(a)	Non-income producing

(b)	Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c)	Investment made with cash collateral received from securities on loan.

(d)	Non-income producing – Issuer is in default.

(e)	Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(f)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g)	Affiliated company

(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $212,062,000 or 1.4% of net assets.

(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(j)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(l)	Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,729,000 or 0.0% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Education Realty Trust, Inc.	9/29/05	$3,130

Quarterly Report

50

Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund’s Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

	Value,	Purchases	Sales	Dividend	Value, end of
Affiliate	beginning of		Proceeds	Income	period
(Amounts in thousands)	period
ATMI, Inc.	$60,485	$1,019	$1,863	$—	$—
Covad Communications
Group, Inc.	21,114	98	—	—	13,995
Frontier Airlines, Inc.	43,732	451	—	—	34,183
Hanger Orthopedic
Group, Inc.	10,496	—	—	—	8,273
LTX Corp.	24,279	233	—	—	12,807
Total	$160,106	$1,801	$1,863	$—	$69,258

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $13,594,492,000. Net unrealized appreciation aggregated $1,962,668,000, of which $2,529,898,000 related to appreciated investment securities and $567,230,000 related to depreciated investment securities.

51 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

52

     Quarterly Holdings Report for Fidelity® Low-Priced Stock Fund

October 31, 2005

1.809099.101 LPS-QTLY-1205

Investments October 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks — 87.0%

	Shares	Value
		(000s)

CONSUMER DISCRETIONARY – 21.8%
Auto Components – 1.6%
American Axle & Manufacturing Holdings, Inc. (d)	4,843,300	$105,584
ArvinMeritor, Inc. (d)	7,022,100	112,564
Brembo Spa	100,000	695
Drew Industries, Inc. (a)(d)	1,900,000	54,815
Dura Automotive Systems, Inc. Class A (a)(d)	1,844,074	5,440
FCC Co. Ltd.	375,000	15,458
Federal Screw Works (d)	156,250	2,734
Halla Climate Control Co.	315,000	3,032
Intermet Corp. (a)	10	0
INZI Controls Co. Ltd. (d)	919,357	6,869
Johnson Controls, Inc.	2,250,000	153,113
Motonic Corp.	78,310	2,588
Murakami Corp. (d)	850,000	8,097
Musashi Seimitsu Industry Co. Ltd.	200,000	4,581
Owari Precise Products Co. Ltd.	300,000	1,070
Piolax, Inc. (d)	975,000	20,096
Samsung Climate Control Co. Ltd.	330,050	1,976
Sewon Precision Industries Co. Ltd.	41,860	1,301
Stoneridge, Inc. (a)(d)	2,318,200	15,694
Strattec Security Corp. (a)(d)	501,900	23,800
Tachi-S Co. Ltd.	609,000	6,624
Tower Automotive, Inc. (a)(d)	5,000,000	675
Toyota Auto Body Co. Ltd.	170,000	3,246
Yutaka Giken Co. Ltd.	416,200	12,291
		562,343
Automobiles – 0.0%
Glendale International Corp.	370,300	1,113
National R.V. Holdings, Inc. (a)(d)	699,800	3,261
		4,374
Distributors – 0.2%
Advanced Marketing Services, Inc. (a)(d)	1,877,800	7,323
Compania de Distribucion Integral Logista SA	500,000	26,498
Educational Development Corp. (d)	372,892	3,061
Goodfellow, Inc. (d)	400,000	7,739
Medion AG	375,000	5,206
Nagahori Corp.	200,000	854
San-A Co. Ltd.	100,000	3,499

Quarterly Report

2

Common Stocks – continued
		Shares	Value
			(000s)

CONSUMER DISCRETIONARY – continued
Distributors – continued
Strongco Income Fund		482,900	$5,929
Uni-Select, Inc.		869,500	22,271
			82,380
Diversified Consumer Services – 1.4%
Career Education Corp. (a)(d)		7,020,000	249,842
Corinthian Colleges, Inc. (a)(d)		9,127,493	113,546
Education Management Corp. (a)		2,050,515	63,238
Johnan Academic Preparatory Institute, Inc.		100,000	442
Kyoshin Co. Ltd.		130,000	889
Matthews International Corp. Class A		223,187	8,021
Meiko Network Japan Co. Ltd		250,000	1,316
Regis Corp.		6,800	261
Shingakukai Co. Ltd.		200,000	1,708
Shuei Yobiko Co. Ltd.		75,000	1,861
Steiner Leisure Ltd. (a)(d)		1,700,000	57,953
Up, Inc. (d)		550,000	3,644
Wao Corp.		200,000	772
			503,493
Hotels, Restaurants & Leisure – 3.6%
Applebee’s International, Inc. (d)		8,250,000	180,758
ARK Restaurants Corp.		121,891	3,480
ASK Restaurants Ltd. (g)		318,220	9,611
Benihana, Inc. (a)(d)		373,300	7,111
Benihana, Inc. Class A (sub. vtg.) (a)		470,225	8,930
Brinker International, Inc.		3,850,000	146,762
Canterbury Park Holding Corp.		104,000	1,477
CEC Entertainment, Inc. (a)(d)		3,700,000	125,097
Domino’s Pizza UK & IRL PLC		75,000	392
Domino’s Pizza, Inc.		1,400,000	33,488
Elscint Ltd. (a)(d)		1,021,200	8,078
Elxsi Corp. (a)		123,900	421
Enterprise Inns PLC		1,000,000	13,801
Flanigan’s Enterprises, Inc.		84,300	813
Flight Centre LTD		20,000	172
Inventive Leisure PLC (d)		1,198,165	3,394
Jack in the Box, Inc. (a)(d)		3,550,000	105,435
Kyoritsu Maintenance Co. Ltd.		50,000	1,494
Monarch Casino & Resort, Inc. (a)		759,098	14,704
Multimedia Games, Inc. (a)(d)		2,776,364	27,542

	3		Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
		Shares	Value
			(000s)

CONSUMER DISCRETIONARY – continued
Hotels, Restaurants & Leisure – continued
Outback Steakhouse, Inc.		2,000,000	$75,320
Papa John’s International, Inc. (a)(d)		2,100,000	109,053
Pierre & Vacances		20,000	1,534
Pizzaexpress PLC (a)		1,750,000	15,220
Punch Taverns Ltd.		350,000	4,530
Ruby Tuesday, Inc. (d)		6,372,030	139,611
Ruth’s Chris Steak House, Inc.		100,000	1,786
Ryan’s Restaurant Group, Inc. (a)(d)		3,922,900	41,818
Sonic Corp. (a)(d)		6,100,000	176,534
Sportscene Restaurants, Inc. Class A (d)		406,500	3,607
Ultimate Leisure Group PLC		150,000	708
			1,262,681
Household Durables – 6.1%
Abbey PLC (d)		3,407,000	35,736
Airsprung Furniture Group PLC (a)		300,000	127
Barratt Developments PLC (d)		23,958,099	320,882
Beazer Homes USA, Inc.		1,350,000	78,233
Bellway PLC (d)		10,530,416	162,106
Blyth, Inc. (d)		3,660,700	66,771
Bush Industries, Inc. Class A (sub. vtg.) (a)		1,024,400	41
Chitaly Holdings Ltd.		1,634,000	859
Chromcraft Revington, Inc. (a)(d)		957,300	12,062
D.R. Horton, Inc. (d)		29,814,966	915,018
Decorator Industries, Inc. (d)		243,515	2,070
Department 56, Inc. (a)(d)		1,378,900	15,030
Dominion Homes, Inc. (a)(d)		820,000	9,922
Helen of Troy Ltd. (a)(d)		2,980,900	53,507
Henry Boot PLC (d)		2,515,000	26,048
HTL International Holdings Ltd. (d)		20,123,000	14,969
Indesit Co. Spa		100,000	1,077
Japan General Estate Co. Ltd		160,000	2,286
Kaufman & Broad SA		150,000	11,148
Libbey, Inc. (d)		866,700	9,750
M/I Homes, Inc. (d)		1,730,000	77,677
McInerney Holdings PLC		75,000	753
Meritage Homes Corp. (a)		800,000	49,816
Ngai Lik Industrial Holdings Ltd. (d)		52,404,000	5,814
P&F Industries, Inc. Class A (a)(d)		337,600	5,192
Persimmon PLC		2,749,993	41,968
Redrow PLC		1,400,000	10,559

Quarterly Report	4

Common Stocks – continued
	Shares	Value
		(000s)

CONSUMER DISCRETIONARY – continued
Household Durables – continued
Salton, Inc. (a)	434,800	$930
Southern Energy Homes, Inc. (a)(d)	1,400,100	8,289
Stanley Furniture Co., Inc. (d)	1,300,000	27,820
Techtronic Industries Co. Ltd.	18,000,000	44,233
Toso Co. Ltd.	400,000	1,143
Tsann Kuen Enterprise Co. Ltd.	7,560,000	12,393
Wilson Bowden PLC	425,000	8,457
Yankee Candle Co., Inc. (d)	4,540,000	102,649
		2,135,335
Internet & Catalog Retail – 0.1%
Belluna Co. Ltd.	476,365	16,089
Insight Enterprises, Inc. (a)	1,210,078	24,831
		40,920
Leisure Equipment & Products – 0.4%
Action Performance Companies, Inc. (d)	1,355,900	16,623
Aruze Corp.	25,000	455
Asia Optical Co., Inc.	1,540,011	8,882
Beneteau SA	65,000	5,002
Coastcast Corp. (a)(d)	763,200	1,809
Escalade, Inc.	32,608	426
JAKKS Pacific, Inc. (a)(d)	1,499,956	27,569
Johnson Health Tech Co. Ltd.	1,115,400	4,089
Jumbo SA (a)	875,000	9,545
Marine Products Corp. (d)	3,882,300	37,037
Premier Image Technology Corp.	3,029,750	3,386
RC2 Corp. (a)	86,350	3,021
SCP Pool Corp.	900,000	32,373
Trigano SA	120,000	5,074
Vitec Group PLC	150,000	918
		156,209
Media – 0.5%
Astral Media, Inc. Class A (non-vtg.)	270,000	7,190
Carrere Group (a)	55,000	1,282
Championship Auto Racing Teams, Inc. (a)(d)	1,471,600	353
Chime Communications PLC (d)	15,385,714	6,742
Chubu-Nippon Broadcasting Co. Ltd.	100,000	1,238
Clear Channel Communications, Inc.	300,000	9,126
Cofina SGPS SA	45,000	174
Cossette Communication Group, Inc. (sub. vtg.) (a)	390,500	4,054

5		Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
		Shares	Value
			(000s)

CONSUMER DISCRETIONARY – continued
Media – continued
Johnston Press PLC (d)		14,600,927	$121,108
Opinion Research Corp. (a)		54,976	360
P4 Radio Hele Norge ASA		450,000	1,798
Saga Communications, Inc. Class A (a)		488,400	6,149
TVA Group, Inc. Class B (non-vtg.)		2,086,100	28,792
			188,366
Multiline Retail – 1.8%
Conn’s, Inc. (a)		303,038	8,870
Daiwa Co. Ltd.		300,000	842
Dollar General Corp.		5,950,000	115,668
Dollar Tree Stores, Inc. (a)(d)		5,632,422	121,435
Don Quijote Co. Ltd.		35,000	2,534
Gifi		70,000	2,207
Harvey Norman Holdings Ltd.		14,000,000	29,835
Next PLC (d)		15,000,000	354,267
Thanks Japan Corp		235,000	1,429
			637,087
Specialty Retail – 3.5%
ARB Corp. Ltd.		500,000	1,028
AutoZone, Inc. (a)		955,400	77,292
Big 5 Sporting Goods Corp.		87,210	1,934
BMTC Group, Inc. Class A (sub. vtg.)		3,200,000	38,069
Bricorama SA		30,000	1,683
Camaieu SA (a)		10,000	1,271
Charlotte Russe Holding, Inc. (a)		25	0
Claire’s Stores, Inc.		600,000	15,630
Clinton Cards PLC (d)		10,400,000	11,968
Finlay Enterprises, Inc. (a)(d)		988,722	8,108
Footstar, Inc. (a)(d)		2,016,000	9,072
French Connection Group PLC (d)		5,600,000	23,349
Friedmans, Inc. Class A (a)(d)		1,500,000	60
Genesco, Inc. (a)(d)		2,100,000	77,280
Glentel, Inc. (a)		90,200	543
Group 1 Automotive, Inc. (a)(d)		2,261,100	62,497
Hot Topic, Inc. (a)(d)		4,492,400	66,892
JB Hi-Fi Ltd.		100,000	252
JJB Sports PLC		4,500,000	13,205
John David Group PLC		1,400,000	6,116
Keiiyu Co. Ltd.		100,000	1,454

Quarterly Report	6

Common Stocks – continued
		Shares	Value
			(000s)

CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Komplett ASA (d)		994,950	$9,634
La Senza Corp. (sub. vtg.)		161,800	2,487
Le Chateau, Inc. Class A (sub. vtg.)		332,300	12,746
Lithia Motors, Inc. Class A (sub. vtg.)		1,126,100	30,675
Matalan PLC		8,000,000	23,370
Monro Muffler Brake, Inc. (d)		809,013	24,230
Monsoon PLC (a)		4,200,000	30,785
Mothers Work, Inc. (a)(d)		521,042	4,163
Mr. Bricolage SA		347,261	5,628
Nishimatsuya Chain Co. Ltd.		75,000	2,858
OrotonGroup Ltd.		237,971	365
Osim International Ltd.		8,650,600	7,916
Ottakar’s PLC		400,000	2,939
Pacific Sunwear of California, Inc. (a)(d)		7,549,800	188,896
Peacock Group PLC		5,500,005	32,523
Pomeroy IT Solutions, Inc. (a)(d)		1,290,645	14,778
Reg Vardy PLC		800,000	8,357
Rent-A-Center, Inc. (a)		595,000	10,722
Rex Stores Corp. (a)(d)		1,400,000	18,648
RONA, Inc. (a)		200,000	3,715
Ross Stores, Inc.		5,750,000	155,480
ScS Upholstery PLC (d)		2,413,000	15,593
Signet Group PLC sponsored ADR		661,400	11,965
Sincere Watch Ltd.		1,600,000	756
Sonic Automotive, Inc. Class A (sub. vtg.)		2,928,000	64,738
TBC Corp. (a)		142,318	4,923
The Cato Corp. Class A (sub. vtg.)		1,076,010	21,499
TJX Companies, Inc.		3,000,000	64,590
Topps Tiles PLC		3,975,000	11,753
Volcom, Inc.		18,200	557
Wilsons Leather Experts, Inc. (a)(d)		2,000,012	10,060
			1,215,052
Textiles, Apparel & Luxury Goods – 2.6%
Adolfo Dominguez SA		40,000	1,290
Bijou Brigitte Modische Accessoires AG		30,000	6,239
Billabong International Ltd.		1,000,000	9,676
Cherokee, Inc. (d)		676,956	23,308
Danier Leather, Inc. (sub. vtg.)		415,200	3,340
Delta Apparel, Inc. (d)		808,000	11,902
Folli Follie SA		640,000	17,277

	7		Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
		Shares	Value
			(000s)

CONSUMER DISCRETIONARY – continued
Textiles, Apparel & Luxury Goods – continued
Fossil, Inc. (a)(d)		7,114,000	$111,405
Gildan Activewear, Inc. Class A (a)(d)		4,550,000	159,115
Hampshire Group Ltd. (a)(d)		939,557	21,959
Handsome Co. Ltd.		1,491,230	15,141
JLM Couture, Inc. (a)(d)		197,100	505
Jones Apparel Group, Inc		2,650,000	72,292
Kenneth Cole Productions, Inc. Class A (sub. vtg.)		1,204,100	30,103
Liz Claiborne, Inc.		3,497,900	123,126
Marimekko Oyj		200,000	3,848
Movado Group, Inc.		700,000	12,271
Perry Ellis International, Inc. (a)		369,536	7,646
Quiksilver, Inc. (a)(d)		9,895,800	114,099
Steven Madden Ltd. (a)(d)		1,274,000	32,665
Tandy Brands Accessories, Inc.		199,888	2,343
Ted Baker PLC		350,000	2,531
Timberland Co. Class A (a)		300,000	8,445
Tommy Hilfiger Corp. (a)(d)		8,000,000	128,800
Van de Velde		30,000	5,430
Workman Co. Ltd.		5,000	152
			924,908

TOTAL CONSUMER DISCRETIONARY			7,713,148

CONSUMER STAPLES – 8.1%
Beverages – 1.8%
Baron de Ley SA (a)		200,000	9,849
C&C Group PLC		3,750,000	23,151
Constellation Brands, Inc. Class A (sub. vtg.) (a)		15,450,000	363,693
Hansen Natural Corp. (a)(d)		1,489,953	75,272
National Beverage Corp. (a)		190,800	1,414
Pepsi Bottling Group, Inc.		4,946,200	140,620
			613,999
Food & Staples Retailing – 4.1%
BJ’s Wholesale Club, Inc. (a)(d)		7,006,000	199,531
Central European Distribution Corp. (a)		370,800	14,762
CVS Corp.		10,400,000	253,864
Fresh Brands, Inc. (a)(d)		510,700	3,549
Green Cross Coa Co. Ltd.		27,500	1,000
Majestic Wine PLC		32,316	154
Metro, Inc. Class A (sub. vtg.) (d)		9,687,700	269,878

Quarterly Report	8

Common Stocks – continued
	Shares	Value
		(000s)

CONSUMER STAPLES – continued
Food & Staples Retailing – continued
Ministop Co. Ltd.	200,000	$4,148
Ozeki Co. Ltd.	540,000	13,749
President Chain Store Corp.	4,000,600	7,333
Safeway, Inc. (d)	27,000,000	628,020
Shoei Foods Corp.	300,000	2,084
Sligro Food Group NV	675,000	26,540
Sundrug Co. Ltd.	450,000	25,448
Tsuruha Co. Ltd.	55,000	2,262
Village Super Market, Inc. Class A	55,678	3,125
Yaoko Co. Ltd.	90,300	1,955
		1,457,402
Food Products – 1.4%
American Italian Pasta Co. Class A (d)	1,843,000	11,887
Barry Callebaut AG	8,000	2,242
Cagle’s, Inc. Class A (a)(d)	474,000	3,911
Dean Foods Co. (a)	600,000	21,690
Diamond Foods, Inc.	51,325	836
Food Empire Holdings Ltd.	2,500,000	428
Fresh Del Monte Produce, Inc. (d)	5,800,000	151,206
Gaban Co. Ltd	27,000	195
Greggs PLC	182,000	15,389
IAWS Group PLC (Ireland)	4,250,000	58,589
Industrias Bachoco SA de CV sponsored ADR	2,515,000	45,773
Interstate Bakeries Corp. (a)(d)	2,848,716	27,348
Kerry Group PLC Class A	1,300,000	27,178
Monterey Gourmet Foods, Inc. (a)(d)	1,408,700	6,057
People’s Food Holdings Ltd.	11,000,000	5,585
Richmond Foods PLC	175,000	1,588
Robert Wiseman Dairies PLC	189,709	942
Samyang Genex Co. Ltd.	129,540	9,045
Saputo, Inc.	2,550,000	75,356
Select Harvests Ltd.	100,318	998
Singapore Food Industries Ltd.	4,000,000	2,480
Sunjin Co. Ltd. (d)	219,400	6,956
United Food Holdings Ltd.	22,400,000	2,645
Want Want Holdings Ltd.	12,140,000	11,715
Yonkyu Co. Ltd.	10,000	123
		490,162

9 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
		Shares	Value
			(000s)

CONSUMER STAPLES – continued
Personal Products – 0.3%
Avon Products, Inc.		550,000	$14,845
DSG International Ltd. (a)(d)		446,800	2,801
Estee Lauder Companies, Inc. Class A		60,000	1,990
Inter Parfums, Inc.		656,831	9,951
Nature’s Sunshine Products, Inc.		431,490	8,349
NBTY, Inc. (a)(d)		3,805,900	76,156
Sarantis SA (Reg.)		100,000	741
			114,833
Tobacco – 0.5%
Alliance One International, Inc. (d)		6,500,000	16,185
Loews Corp. – Carolina Group		3,775,000	155,341
			171,526

TOTAL CONSUMER STAPLES			2,847,922

ENERGY – 8.6%
Energy Equipment & Services – 2.3%
AKITA Drilling Ltd. Class A (non-vtg.)		1,777,000	29,190
Bolt Technology Corp. (a)(d)		541,200	4,503
Calfrac Well Services Ltd.		144,800	4,144
CCS Income Trust		2,000,000	49,941
CHC Helicopter Corp. Class A (sub. vtg.) (d)		2,356,900	49,074
Collicutt Energy Services Ltd. (a)		21,400	58
Enerflex Systems Ltd.		525,000	11,073
Ensign Energy Services, Inc.		1,900,000	59,542
Farstad Shipping ASA (d)		2,500,000	33,239
Fugro NV (Certificaten Van Aandelen) unit		2,500,000	67,550
Gulf Island Fabrication, Inc. (d)		968,245	25,910
Lufkin Industries, Inc.		660,024	30,691
Maverick Tube Corp. (a)		750,000	23,220
NQL Drilling Tools, Inc. Class A (a)(d)		2,500,000	10,881
Offshore Logistics, Inc. (a)(d)		2,330,700	79,244
Oil States International, Inc. (a)(d)		4,150,000	137,365
Pason Systems, Inc. (d)		2,500,000	50,169
Petroleum Helicopters, Inc. (a)(d)		283,600	9,118
Petroleum Helicopters, Inc. (non-vtg.) (a)		279,185	8,476
ProSafe ASA (d)		2,175,000	75,219
Solstad Offshore ASA		1,300,000	17,983
Superior Well Services, Inc.		100,000	2,337

Quarterly Report	10

Common Stocks – continued
	Shares	Value
		(000s)

ENERGY – continued
Energy Equipment & Services – continued
Total Energy Services Trust	2,748,000	$31,180
Wenzel Downhole Tools Ltd. (a)	896,400	506
		810,613
Oil, Gas & Consumable Fuels – 6.3%
Adams Resources & Energy, Inc. (d)	421,800	8,179
Alberta Clipper Energy, Inc. (a)	108,322	376
AO Tatneft sponsored ADR	428,200	27,212
Atlas America, Inc. (a)	100,000	4,660
Castle Energy Corp. (d)	1,126,000	19,851
Chesapeake Energy Corp.	3,500,000	112,350
China Petroleum & Chemical Corp. (H Shares)	9,000,000	3,622
Cimarex Energy Co. (a)	288,425	11,324
CNPC (Hong Kong) Ltd.	27,000,000	5,259
Det Norske Oljeselskap ASA (DNO) (A Shares)	6,265,021	30,718
Edge Petroleum Corp. (a)	116,500	2,823
Ember Resources, Inc. (a)	119,422	632
Encore Acquisition Co. (a)	1,465,000	50,264
ENI Spa	2,300,000	61,525
Euronav NV	500,000	15,404
Hankook Shell Oil Co. Ltd. (d)	77,730	5,361
Harvest Natural Resources, Inc. (a)(d)	3,765,000	36,445
Holly Corp.	675,000	38,880
KCS Energy, Inc. (a)(d)	4,801,000	115,800
Mariner Energy, Inc. (a)(e)	1,467,000	27,873
Michang Oil Industrial Co. Ltd. (d)	173,900	3,773
National Energy Group, Inc. (a)	548,313	2,550
Nissin Shoji Co. Ltd.	250,000	1,970
Oil Search Ltd.	28,000,463	69,093
Panhandle Royalty Co. Class A	148,800	4,695
Pe Ben Oilfield Services Ltd. (a)(d)	336,150	2,661
Petroleo Brasileiro SA Petrobras sponsored ADR (non-vtg.)	10,000,000	639,000
Petroleum Development Corp. (a)(d)	1,275,000	42,815
Petsec Energy Ltd. (a)	500,000	553
Repsol YPF SA sponsored ADR	1,300,000	38,753
Resource America, Inc. Class A (d)	1,304,800	21,190
Ship Finance International Ltd. (NY Shares)	629,133	11,979
Statoil ASA sponsored ADR	1,300,000	28,873
Swift Energy Co. (a)(d)	1,500,000	65,490
Tap Oil Nl (a)(d)	9,100,000	16,535
Teekay Shipping Corp. (d)	4,150,000	163,676

11		Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
		Shares	Value
			(000s)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Tesoro Corp.		2,000,000	$122,300
Top Tankers, Inc.		550,000	7,084
Tsakos Energy Navigation Ltd.		370,000	12,702
UK Coal PLC (d)		10,000,000	25,406
USEC, Inc. (d)		8,618,000	86,180
Vintage Petroleum, Inc.		2,000,000	103,780
W&T Offshore, Inc.		3,270,900	95,510
World Fuel Services Corp. (d)		2,285,712	72,914
			2,218,040

TOTAL ENERGY			3,028,653

FINANCIALS – 13.4%
Capital Markets – 0.4%
Binck NV		250,000	2,161
Investors Financial Services Corp.		2,514,886	96,018
MFC Bancorp Ltd. (a)(d)		763,800	18,293
Norvestia Oyj (B Shares)		675,000	5,761
Van der Moolen Holding NV sponsored ADR		1,000,800	5,454
			127,687
Commercial Banks – 2.9%
Anglo Irish Bank Corp. PLC		14,800,717	200,489
Bank of the Ozarks, Inc. (d)		1,500,000	52,605
BOK Financial Corp.		1,243,000	54,717
Cascade Bancorp		399,978	9,119
Cascade Financial Corp.		73,601	1,299
Cathay General Bancorp (d)		2,875,300	112,108
City National Corp.		147,500	10,824
Columbia Bancorp, Oregon		40,757	856
Commerce Bancorp, Inc., New Jersey		51,200	1,560
Epic Bancorp		168,287	2,666
First Bancorp, Puerto Rico (d)		7,930,000	90,561
First National Lincoln Corp., Maine		49,746	920
Great Southern Bancorp, Inc.		421,782	12,189
Hanmi Financial Corp.		1,788,252	32,743
International Bancshares Corp.		1,721,378	51,538
London Scottish Bank PLC		3,000,000	4,169
Merrill Merchants Bancshares, Inc.		95,412	2,409
Nara Bancorp, Inc.		62,000	1,118
Northern Empire Bancshares		60,495	1,497

Quarterly Report	12

Common Stocks – continued
	Shares	Value
		(000s)

FINANCIALS – continued
Commercial Banks – continued
Northrim Bancorp, Inc.	111,292	$2,749
OKO Bank:
rights 11/15/05 (a)	2,000,000	5,322
(A Shares)	2,000,000	22,632
Old Second Bancorp, Inc.	154,673	4,806
Oriental Financial Group, Inc.	1,225,776	15,224
OTP Bank Rt.	125,000	4,468
OTP Bank Rt. unit	200,000	14,400
Popular, Inc.	5,500,000	111,430
Prosperity Bancshares, Inc.	599,980	18,293
Ringerikes Sparebank (d)	49,950	1,351
Ringkjoebing Bank (Reg.)	80,000	7,967
S.Y. Bancorp, Inc. (d)	791,100	18,781
Smithtown Bancorp, Inc.	193,434	5,223
Southwest Bancorp, Inc., Oklahoma (d)	1,200,022	28,093
Sparebanken More (primary capital certificate)	70,000	2,927
Sparebanken Rogaland (primary capital certificate)	290,000	9,227
Sterling Bancorp, New York (d)	1,799,992	35,064
Sydbank AS	1,549,100	35,830
Texas Regional Bancshares, Inc. Class A	1,102,488	32,336
UCBH Holdings, Inc.	1,052,834	18,319
Western Alliance Bancorp.	100,000	2,785
Western Sierra Bancorp (a)	11,137	369
		1,040,983
Consumer Finance – 1.7%
ACE Cash Express, Inc. (a)(d)	1,367,638	28,050
Aeon Credit Service (Asia) Co. Ltd.	15,250,000	11,311
Cattles PLC (d)	21,000,000	101,686
JCG Holdings Ltd.	17,000,000	16,886
MBNA Corp.	17,500,000	447,475
Nicholas Financial, Inc.	459,150	4,729
		610,137
Diversified Financial Services – 0.0%
Newship Ltd. (d)	2,500	667
Insurance – 5.5%
Arthur J. Gallagher & Co.	500,000	14,710
Assurant, Inc.	4,000,000	152,800
Axis Capital Holdings Ltd.	4,800,000	124,464
Direct General Corp. (d)	2,116,300	40,972

13		Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value
		(000s)

FINANCIALS – continued
Insurance – continued
Endurance Specialty Holdings Ltd.	907,700	$30,099
Fidelity National Financial, Inc.	1,310,000	49,073
Fidelity National Title Group, Inc. Class A	229,250	4,986
Financial Industries Corp. (a)(d)	1,302,480	11,071
Genworth Financial, Inc. Class A (non-vtg.)	12,500,000	396,125
Hilb Rogal & Hobbs Co.	927,200	34,724
IPC Holdings Ltd. (d)	3,989,000	105,030
Montpelier Re Holdings Ltd.	600,000	12,060
National Interstate Corp.	228,300	3,874
National Western Life Insurance Co. Class A (d)	241,738	48,954
Nationwide Financial Services, Inc. Class A (sub. vtg.)	3,896,000	157,359
Philadelphia Consolidated Holdings Corp. (a)	1,150,000	110,699
Protective Life Corp.	2,146,600	94,107
PXRE Group Ltd.	375,000	4,050
RenaissanceRe Holdings Ltd.	3,000,000	113,550
Specialty Underwriters’ Alliance, Inc.	111,500	781
UICI	1,421,300	51,337
Universal American Financial Corp. (a)	700,000	10,360
UnumProvident Corp. (d)	17,000,000	344,930
UnumProvident Corp. unit	720,000	23,216
		1,939,331
Real Estate – 0.3%
Apartment Investment & Management Co. Class A	825,000	31,680
Equity Residential (SBI)	350,000	13,738
Tejon Ranch Co. (a)(d)	980,300	43,525
United Mobile Homes, Inc.	193,000	2,953
VastNed Offices/Industrial NV	75,000	1,955
		93,851
Thrifts & Mortgage Finance – 2.6%
Coastal Financial Corp.	319,974	4,822
Commercial Capital Bancorp, Inc.	1,300,003	20,878
Doral Financial Corp. (d)	7,300,000	62,488
Farmer Mac Class C (non-vtg.)	361,900	9,409
First Mutual Bancshares, Inc. (d)	526,287	13,278
Flushing Financial Corp.	99,957	1,615
Fremont General Corp. (d)	5,475,000	118,753
Harbor Florida Bancshares, Inc.	703,173	24,850
HMN Financial, Inc.	42,200	1,266
Hudson City Bancorp, Inc.	1,000,000	11,840

Quarterly Report 14

Common Stocks – continued
		Shares	Value
			(000s)

FINANCIALS – continued
Thrifts & Mortgage Finance – continued
Logansport Financial Corp.		35,000	$613
NetBank, Inc.		100,000	782
North Central Bancshares, Inc. (d)		153,400	5,783
Northern Rock PLC		5,000,000	70,331
R&G Financial Corp. Class B		1,050,000	10,290
Radian Group, Inc.		2,300,000	119,830
Severn Bancorp, Inc.		309,961	5,734
The PMI Group, Inc. (d)		8,925,000	355,929
W Holding Co., Inc. (d)		8,909,000	68,688
Washington Savings Bank Fsb (d)		462,150	4,113
			911,292

TOTAL FINANCIALS			4,723,948

HEALTH CARE – 10.9%
Biotechnology – 0.1%
Albany Molecular Research, Inc. (a)		1,365,000	18,291
Embrex, Inc. (a)(d)		556,600	6,980
Vital BioTech Holdings Ltd.		5,000,000	141
			25,412
Health Care Equipment & Supplies – 1.7%
Biomet, Inc.		600,000	20,898
Cantel Medical Corp. (a)(d)		1,229,950	23,800
Cochlear Ltd.		500,000	14,200
Compex Technologies, Inc. (a)		64,800	260
CONMED Corp. (a)		551,800	13,232
Cooper Companies, Inc. (d)		2,500,012	172,101
Escalon Medical Corp. (a)(d)		585,100	3,189
Exactech, Inc. (a)(d)		986,800	12,769
Golden Meditech Co. Ltd.		12,384,000	2,173
Huntleigh Technology PLC		75,000	451
ICU Medical, Inc. (a)		550,026	19,201
Invacare Corp. (d)		1,619,500	54,723
Kensey Nash Corp. (a)		500,000	11,465
Kinetic Concepts, Inc. (a)		100,000	3,590
Lifecore Biomedical, Inc. (a)		121,400	1,734
Medical Action Industries, Inc. (a)(d)		1,043,500	19,607
Mentor Corp.		1,000,000	45,000
Merit Medical Systems, Inc. (a)(d)		2,192,100	26,130
Moulin Global Eyecare Hlds Ltd.		5,000,167	0

	15		Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
		Shares	Value
			(000s)

HEALTH CARE – continued
Health Care Equipment & Supplies – continued
Nakanishi, Inc.		250,000	$32,909
National Dentex Corp. (a)(d)		404,199	7,882
Neogen Corp. (a)		10,000	184
Nutraceutical International Corp. (a)		27,015	356
Orthofix International NV (a)(d)		1,413,200	53,249
Osteotech, Inc. (a)(d)		1,000,000	3,400
Pihsiang Machinery Manufacturing Co.		195,435	284
PolyMedica Corp.		549,975	18,155
Regeneration Technologies, Inc. (a)		44,500	322
Theragenics Corp. (a)(d)		2,966,000	8,928
Utah Medical Products, Inc. (d)		473,300	13,522
Waters Corp. (a)		100,000	3,620
Young Innovations, Inc. (d)		699,271	22,572
			609,906
Health Care Providers & Services – 7.8%
American HomePatient, Inc. (a)(d)		1,735,000	5,986
AMERIGROUP Corp. (a)(d)		4,447,000	74,354
AmSurg Corp. (a)(d)		2,075,012	49,282
Apria Healthcare Group, Inc. (a)		2,100,000	48,447
Bio-Reference Laboratories, Inc. (a)		500,000	9,480
CML Healthcare Income Fund		3,234,400	35,329
Community Health Systems, Inc. (a)		2,000,000	74,220
Corvel Corp. (a)(d)		1,001,195	22,006
Coventry Health Care, Inc. (a)		1,250,000	67,488
DaVita, Inc. (a)		1,200,000	59,016
Emdeon Corp. (a)		100,000	920
Grupo Casa Saba SA de CV sponsored ADR		192,400	3,386
Health Management Associates, Inc. Class A (d)		24,718,900	529,232
Hokuyaku, Inc.		350,000	3,031
Horizon Health Corp. (a)(d)		1,150,000	22,816
ICON PLC sponsored ADR (a)		915,000	36,810
Japan Medical Dynamic Marketing, Inc		100,000	1,042
LifePoint Hospitals, Inc. (a)		1,200,040	46,922
Lincare Holdings, Inc. (a)(d)		9,200,000	375,820
Medco Health Solutions, Inc. (a)		2,450,000	138,425
Molina Healthcare, Inc. (a)		750,000	15,413
MWI Veterinary Supply, Inc.		100,000	2,242
National Healthcare Corp. (d)		995,700	35,845
Odyssey Healthcare, Inc. (a)(d)		2,600,000	44,928
Omnicare, Inc.		1,300,000	70,330

Quarterly Report	16

Common Stocks – continued
	Shares	Value
		(000s)

HEALTH CARE – continued
Health Care Providers & Services – continued
OPG Groep NV (A Shares)(Certificaten Van Aandelen) unit	11,750	$821
Option Care, Inc.	1,600,000	19,952
PacifiCare Health Systems, Inc. (a)(d)	5,500,000	452,980
PainCare Holdings, Inc. (a)	530,300	1,904
Per-Se Technologies, Inc. (a)	600,000	13,338
PRA International	48,400	1,286
RehabCare Group, Inc. (a)(d)	1,205,400	25,663
Renal Care Group, Inc. (a)(d)	7,350,000	344,348
ResCare, Inc. (a)	1,000,024	16,140
Rhoen-Klinikum AG	250,000	9,072
U.S. Physical Therapy, Inc. (a)	250,000	4,505
United Drug PLC:
(Ireland)	2,600,000	10,129
(United Kingdom)	896,677	3,385
Universal Health Services, Inc. Class B	1,400,000	65,996
		2,742,289
Pharmaceuticals – 1.3%
Dong-A Pharmaceutical Co. Ltd.	300,000	18,161
Far East Pharmaceutical Technology Co. Ltd. (a)	13,000,000	0
Fornix Biosciences NV	90,000	2,093
Il Dong Pharmaceutical Co. Ltd.	140,010	5,197
IVAX Corp. (a)	1,857,600	53,034
KV Pharmaceutical Co. Class A (a)	602,000	10,312
Merck & Co., Inc.	6,000,000	169,320
Nichi-iko Pharmaceutical Co. Ltd. (a)	333,000	3,602
Pfizer, Inc.	8,500,000	184,790
Tong Ren Tang Technologies Co. Ltd. (H Shares)	400,000	707
Torii Pharmaceutical Co. Ltd.	107,600	2,399
Whanin Pharmaceutical Co. Ltd.	280,000	4,680
		454,295

TOTAL HEALTH CARE		3,831,902

INDUSTRIALS – 8.8%
Aerospace & Defense – 0.7%
Astronics Corp. (a)(d)	749,143	6,930
CAE, Inc. (d)	16,000,100	109,196
Cobham PLC	8,000,000	21,812
DHB Industries, Inc. (a)	200,000	596
Ducommun, Inc. (a)(d)	1,005,600	20,062

17		Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value
		(000s)

INDUSTRIALS – continued
Aerospace & Defense – continued
K&F Industries Holdings, Inc.	350,000	$5,474
Magellan Aerospace Corp. (a)	1,350,000	3,029
Mercury Computer Systems, Inc. (a)	250,000	4,748
Moog, Inc. Class A (a)	1,851,200	54,888
Pemco Aviation Group, Inc. (a)(d)	245,280	5,033
The Allied Defense Group, Inc. (a)(d)	391,188	8,723
Triumph Group, Inc. (a)	522,000	18,186
		258,677
Air Freight & Logistics – 0.0%
AirNet Systems, Inc. (a)(d)	593,400	2,492
Baltrans Holdings Ltd.	6,000,000	2,496
Frans Maas Groep NV (Certificaten Van Aandelen) unit	250,000	8,092
		13,080
Airlines – 0.3%
ExpressJet Holdings, Inc. Class A (a)(d)	5,464,206	49,123
MAIR Holdings, Inc. (a)(d)	2,000,026	11,560
Pinnacle Airlines Corp. (a)	568,353	3,632
Republic Airways Holdings, Inc. (a)	630,284	9,832
Ryanair Holdings PLC sponsored ADR (a)	450,000	22,307
		96,454
Building Products – 1.4%
Aaon, Inc. (a)	451,338	7,763
American Woodmark Corp.	206,087	6,383
Ameron International Corp.	220,700	9,435
Beltecno Corp.	125,000	573
Chosun Refractories Co.	118,000	3,809
Dynasty Ceramic PCL For. Reg.)	500,000	207
Insteel Industries, Inc. (d)	864,998	13,771
Kingspan Group PLC (Ireland)	3,700,000	42,580
Kondotec, Inc.	275,000	2,763
Maezawa Kasei Industries Co. Ltd.	120,000	2,016
NCI Building Systems, Inc. (a)(d)	2,113,000	86,908
Patrick Industries, Inc. (a)(d)	273,280	2,738
Permasteelisa Spa	425,000	6,428
Quixote Corp.	404,727	8,180
Royal Group Technologies Ltd. (sub. vtg.) (a)	6,250,000	56,890
Simpson Manufacturing Co. Ltd.	165,000	6,511

Quarterly Report

18

Common Stocks – continued
	Shares	Value
		(000s)

INDUSTRIALS – continued
Building Products – continued
Universal Forest Products, Inc.	4	$0
USG Corp. (a)(d)	4,000,000	236,480
		493,435
Commercial Services & Supplies – 0.3%
AJIS Co. Ltd.	30,000	549
Aramark Corp. Class B	300,000	7,626
GFK AG	60,000	1,989
Mitie Group PLC	5,570,800	16,348
Navigant Consulting, Inc. (a)	430,000	9,017
New Horizons Worldwide, Inc. (a)	342,700	703
Nippon Filing Co. Ltd.	100,000	359
On Assignment, Inc. (a)(d)	1,842,871	15,683
Penna Consulting PLC (a)	395,000	745
RCM Technologies, Inc. (a)(d)	1,135,063	7,310
RemedyTemp, Inc. Class A (a)(d)	854,600	6,196
Roto Smeets de Boer NV (d)	227,230	13,137
SOURCECORP, Inc. (a)	13,216	301
Spherion Corp. (a)	2,630,900	23,415
Wesco, Inc.	300,000	1,302
Wyndeham Press Group PLC (d)	4,000,000	7,896
		112,576
Construction & Engineering – 2.7%
Abengoa SA	400,000	6,560
Actividades de Construccion y Servicios SA (ACS)	2,500,000	71,475
Aoki Marine Co. Ltd.	126,000	542
Arcadis NV	415,000	12,681
Chodai Co. Ltd.	124,000	623
Dongyang Express & Construction Corp.	10,650	541
EMCOR Group, Inc. (a)(d)	1,127,772	68,794
Heijmans NV (d)	2,000,000	90,362
Hibiya Engineering Ltd.	1,400,000	12,767
Imtech NV	500,000	16,183
Jacobs Engineering Group, Inc. (a)	2,300,000	146,625
Japan Steel Tower Co. Ltd	400,000	2,494
Kaneshita Construction Co. Ltd.	815,000	6,148
Keller Group PLC	150,000	1,004
Kier Group PLC	500,000	10,038
Komai Tekko, Inc.	100,000	352
Koninklijke BAM Groep NV	990,000	80,344

19		Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
		Shares	Value
			(000s)

INDUSTRIALS – continued
Construction & Engineering – continued
Kyeryong Construction Industrial Co. Ltd.		215,000	$5,282
Matsui Construction Co. Ltd.		439,100	2,236
Sanyo Engineering & Construction, Inc.		1,000,000	6,842
Shaw Group, Inc. (a)(d)		5,900,000	158,120
Shinsegae Engineering & Construction Co. Ltd. (d)		305,720	8,112
ShoLodge, Inc. (a)(d)		467,882	1,853
Stantec, Inc. (a)(d)		1,893,300	58,354
Tae Young Corp.		10,000	383
Takada Kiko Co. Ltd.		675,000	3,841
Takigami Steel Construction Co. Ltd.		300,000	2,052
Technical Olympic SA (Reg.)		2,300,000	13,069
URS Corp. (a)(d)		3,786,900	153,104
Yokogawa Bridge Corp.		875,000	5,115
Yokogawa Construction Co. Ltd.		300,000	1,203
Yurtec Corp.		1,150,000	7,061
			954,160
Electrical Equipment – 1.1%
Acbel Polytech, Inc.		548,025	250
Acuity Brands, Inc.		927,400	25,791
Aichi Electric Co. Ltd.		900,000	2,502
AZZ, Inc. (a)(d)		539,100	9,494
BYD Co. Ltd. (H Shares)		2,000,000	2,812
C&D Technologies, Inc. (d)		2,534,000	23,135
Channell Commercial Corp. (a)		236,589	1,429
Chase Corp. (d)		404,700	5,909
Deswell Industries, Inc. (d)		937,403	12,889
Draka Holding NV (a)(d)		3,332,396	49,135
EnerSys (a)		322,600	4,833
General Cable Corp. (a)(d)		3,800,000	61,750
Genlyte Group, Inc. (a)(d)		2,650,000	135,071
Koito Industries Ltd.		800,000	3,741
Korea Electric Terminal Co. Ltd. (d)		610,000	9,524
Nexans SA		425,000	19,986
Power Logics Co. Ltd.		525,000	6,915
TB Wood’s Corp. (a)		143,445	1,006
			376,172
Industrial Conglomerates – 0.6%
Aalberts Industries NV		143,414	6,976
DCC PLC (Ireland) (d)		8,300,000	154,219

Quarterly Report	20

Common Stocks – continued
	Shares	Value
		(000s)

INDUSTRIALS – continued
Industrial Conglomerates – continued
Mega First Corp. BHD	713,000	$155
Teleflex, Inc.	750,000	49,643
		210,993
Machinery – 1.1%
Ampco-Pittsburgh Corp.	92,800	1,328
Cascade Corp. (d)	1,190,000	57,953
Collins Industries, Inc.	231,400	1,550
Columbus McKinnon Corp. (NY Shares) (a)	599,977	13,691
Denyo Co. Ltd.	150,000	1,728
First Engineering Ltd.	3,000,000	1,931
FKI PLC	3,500,000	6,321
Foremost Industries Income Fund	1,500,000	16,511
Gardner Denver, Inc. (a)	581,625	28,267
Gehl Co. (a)(d)	879,994	20,213
Greenbrier Companies, Inc.	75,000	2,066
Hardinge, Inc. (d)	884,287	14,768
Krones AG	10,000	889
Met-Pro Corp.	167,566	2,622
NACCO Industries, Inc. Class A	300,000	34,833
Pfeiffer Vacuum Technology AG sponsored ADR	100,000	4,975
Quipp, Inc. (a)(d)	141,500	1,443
S&T Corp.	170,000	3,322
Seksun Corp. Ltd. (d)	28,500,000	4,795
Supreme Industries, Inc. Class A	409,550	3,686
The Weir Group PLC	825,000	5,054
Trifast PLC (d)	7,142,858	8,157
Trinity Industries, Inc. (d)	3,650,000	138,883
Twin Disc, Inc. (d)	252,737	9,351
Velan, Inc. (sub. vtg.)	421,900	4,465
Wolverine Tube, Inc. (a)(d)	1,476,481	9,420
		398,222
Marine – 0.1%
Chuan Hup Holdings Ltd.	2,700,000	1,267
Compagnie Maritime Belge SA (CMB)	300,000	9,976
Ocean Wilsons Holdings Ltd.	450,000	2,757
Tokyo Kisen Co. Ltd. (d)	600,000	4,417
		18,417

21 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
		Shares	Value
			(000s)

INDUSTRIALS – continued
Road & Rail – 0.2%
Daiwa Logistics Co. Ltd.		375,000	$3,248
Dongyang Express Bus Corp. (a)		4,350	60
Hutech Norin Co. Ltd.		140,000	1,313
Japan Logistic Systems Corp		300,000	1,130
Marten Transport Ltd. (a)		599,992	15,942
P.A.M. Transportation Services, Inc. (a)(d)		1,113,725	18,889
Sakai Moving Service Co. Ltd.		227,700	4,417
Trancom Co. Ltd.		300,000	6,274
U.S. Xpress Enterprises, Inc. Class A (a)		249,113	3,039
Universal Truckload Services, Inc.		195,985	3,949
			58,261
Trading Companies & Distributors – 0.3%
Brammer PLC		2,249,960	8,066
Fujitsu Devices, Inc.		65,000	815
Grafton Group PLC Class A unit		4,475,017	44,096
Nishio Rent All Co. Ltd.		408,000	5,759
Richelieu Hardware Ltd.		845,200	15,673
SIG PLC		1,350,000	16,253
UAP Holding Corp.		500,000	9,550
Uehara Sei Shoji Co. Ltd. (d)		1,250,000	7,805
Wakita & Co. Ltd.		700,000	6,996
			115,013
Transportation Infrastructure – 0.0%
Isewan Terminal Service Co. Ltd.		832,000	5,044
Meiko Transportation Co. Ltd.		500,000	5,109
Sea Containers Ltd. Class A		400,000	4,484
			14,637

TOTAL INDUSTRIALS			3,120,097

INFORMATION TECHNOLOGY – 8.8%
Communications Equipment – 1.2%
Applied Innovation, Inc. (a)(d)		821,380	2,834
Bel Fuse, Inc.:
Class A		408,563	9,622
Class B		47,300	1,424
Belden CDT, Inc.		1,900,000	37,867
Black Box Corp. (d)		1,981,025	79,479
Blonder Tongue Laboratories, Inc. (a)(d)		459,500	896

Quarterly Report	22

Common Stocks – continued
	Shares	Value
		(000s)

INFORMATION TECHNOLOGY – continued
Communications Equipment – continued
ClearOne Communications, Inc. (a)(d)	824,048	$1,937
Comba Telecom Systems Holdings Ltd.	2,950,000	666
Communications Systems, Inc. (d)	544,781	5,938
Ditech Communications Corp. (a)(d)	2,448,100	15,594
ECI Telecom Ltd. (a)	5,500,000	41,800
ECtel Ltd. (a)(d)	2,030,414	10,233
Gemtek Technology Corp.	753,061	896
Intracom SA (Reg.) (d)	6,850,000	45,491
Nera Telecommunications Ltd.	9,000,000	2,205
NETGEAR, Inc. (a)	870,000	17,009
Nokia Corp. sponsored ADR	200,000	3,364
Optical Cable Corp. (a)(d)	579,700	3,496
Optical Communication Products, Inc. (a)	1,197,543	2,347
Packeteer, Inc. (a)	375,000	2,959
Performance Technologies, Inc. (a)(d)	1,000,519	8,074
Plantronics, Inc.	1,170,400	34,936
SpectraLink Corp.	30,000	377
Sunrise Telecom, Inc.	453,855	1,048
Tollgrade Communications, Inc. (a)	147,300	1,429
Twentsche Kabel Holding NV unit	806,000	36,619
UTStarcom, Inc. (a)(d)	8,273,850	45,672
		414,212
Computers & Peripherals – 1.0%
Adaptec, Inc. (a)	3,894,209	16,005
ASUSTeK Computer, Inc.	1,210,000	3,166
Chicony Electronics Co. Ltd.	2,000,000	1,234
Creative Technology Ltd. (Singapore)	300,000	2,178
Datapulse Technology Ltd.	3,550,000	430
Dataram Corp. (d)	858,800	5,677
High Tech Computer Corp.	108,000	1,146
InFocus Corp. (a)(d)	3,962,700	12,681
Logitech International SA sponsored ADR (a)	2,825,000	108,367
Neoware Systems, Inc. (a)	427,427	8,044
Overland Storage, Inc. (a)(d)	1,405,370	11,426
QLogic Corp. (a)	749,985	22,620
Qualstar Corp. (a)(d)	1,260,803	4,413
SBS Technologies, Inc. (a)	650,153	6,345
Seagate Technology	7,635,900	110,644

23 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value
		(000s)

INFORMATION TECHNOLOGY – continued
Computers & Peripherals – continued
TPV Technology Ltd.	28,000,000	$21,310
Unisteel Technology Ltd.	10,140,000	10,356
		346,042
Electronic Equipment & Instruments – 2.8%
AddTech AB (B Shares)	275,000	2,971
CTS Corp. (d)	2,295,000	27,035
Daidensha Co. Ltd.	100,000	541
Delta Electronics, Inc.	14,675,332	24,713
Delta Electronics PCL (For. Reg.)	31,326,800	10,524
FARO Technologies, Inc. (a)	39,800	826
Global Imaging Systems, Inc. (a)(d)	2,322,490	82,704
Hon Hai Precision Industry Co. Ltd. (Foxconn)	51,778,044	223,770
Huan Hsin Holdings Ltd.	2,500,000	775
INTOPS Co. Ltd.	100,000	2,241
Jurong Technologies Industrial Corp. Ltd.	9,800,000	11,282
Kingboard Chemical Holdings Ltd.	31,800,000	67,275
Kingboard Chemical Holdings Ltd. warrants 12/31/06 (a)	3,180,000	841
M-Flex Electronix, Inc. (a)	850,025	22,628
Mesa Laboratories, Inc. (d)	226,850	2,611
MOCON, Inc. (d)	331,401	2,960
Muramoto Electronic Thailand PCL (For. Reg.)	1,141,800	7,840
NU Horizons Electronics Corp. (a)	30,000	267
Orbotech Ltd. (a)(d)	2,999,985	65,190
PC Connection, Inc. (a)	505,588	2,927
Perceptron, Inc. (a)(d)	743,434	4,832
Planar Systems, Inc. (a)(d)	1,413,877	12,612
Samsung SDI Co. Ltd. GDR (e)	200,000	4,800
ScanSource, Inc. (a)(d)	1,100,007	62,304
Scientific Technologies, Inc. (a)	127,695	333
SED International Holdings, Inc. (a)(d)	480,000	254
Sigmatron International, Inc. (a)(d)	371,000	2,686
Sinotronics Holdings Ltd.	13,000,000	1,157
Solectron Corp. (a)	24,000,000	84,720
Somera Communications, Inc. (a)(d)	3,821,515	3,630
Spectrum Control, Inc. (a)(d)	1,306,151	8,190
SYNNEX Corp. (a)(d)	1,795,000	31,789
Taitron Components, Inc. Class A (sub. vtg.) (a)	465,200	823
Tech Data Corp. (a)(d)	4,155,000	143,929
Tomen Electronics Corp.	70,000	1,725
TT electronics PLC (d)	10,500,000	27,327

Quarterly Report 24

Common Stocks – continued
	Shares	Value
		(000s)

INFORMATION TECHNOLOGY – continued
Electronic Equipment & Instruments – continued
TTM Technologies, Inc. (a)	110,000	$879
Varitronix International Ltd.	11,000,000	6,137
Winland Electronics, Inc. (a)(d)	230,600	872
Wireless Telecom Group, Inc. (d)	1,427,400	3,583
Xyratex Ltd. (a)	1,106,100	14,977
Ya Hsin Industrial Co. Ltd.	1,648,905	1,504
Zomax, Inc. (a)(d)	3,156,609	8,365
		987,349
Internet Software & Services – 0.0%
Digitas, Inc. (a)	450,000	4,860
Internet Gold Golden Lines Ltd. (a)	548,100	2,790
Online Resources & Comms Corp. (a)	102,500	1,230
ValueClick, Inc. (a)	175,000	3,063
YP Corp.	1,940,800	1,131
		13,074
IT Services – 2.1%
Affiliated Computer Services, Inc. Class A (a)	2,000,000	108,220
Computer Sciences Corp. (a)	5,000,000	256,250
Convergys Corp. (a)	1,750,000	28,438
CSE Global Ltd.	8,400,000	3,595
CSG Systems International, Inc. (a)	850,048	19,985
Daitec Co. Ltd. (d)	1,000,000	8,747
Econocom Group SA	150,000	1,113
Emblaze Ltd. (a)	400,000	855
Fiserv, Inc. (a)	1,100,000	48,048
Indra Sistemas SA	1,500,000	30,730
infoUSA, Inc.	1,280,952	13,732
Lightbridge, Inc. (a)	735,779	5,960
Sabre Holdings Corp. Class A	6,200,000	121,086
StarTek, Inc.	229,600	2,921
Technology Solutions Co. (a)(d)	184,375	1,438
The BISYS Group, Inc. (a)(d)	6,400,000	81,152
Wright Express Corp.	375,000	8,093
		740,363
Semiconductors & Semiconductor Equipment – 0.8%
Axcelis Technologies, Inc. (a)(d)	10,053,006	43,731
BE Semiconductor Industries NV (NY Shares) (a)	3,096,700	13,997
Cabot Microelectronics Corp. (a)	603,744	17,750
Catalyst Semiconductor, Inc. (a)(d)	1,727,985	8,346

25		Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
		Shares	Value
			(000s)

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
Diodes, Inc. (a)		75,000	$2,720
Elan Microelectronics Corp.		2,295,922	852
ESS Technology, Inc. (a)(d)		3,956,700	11,435
Intest Corp. (a)(d)		868,000	3,559
IXYS Corp. (a)		80,000	819
KEC Corp. (d)		7,450,000	12,666
Lattice Semiconductor Corp. (a)(d)		10,000,500	43,802
MediaTek, Inc.		3,850,000	33,220
Melexis NV (d)		2,900,000	36,154
Omnivision Technologies, Inc. (a)		500,000	6,445
Pericom Semiconductor Corp. (a)(d)		2,634,474	20,918
Realtek Semiconductor Corp.		15,621,550	16,505
Reliability, Inc. (a)(d)		666,700	140
Taiwan Mask Corp.		5,250,000	2,253
Trio-Tech International (a)(d)		292,700	1,610
Ultra Clean Holdings, Inc. (a)		370,331	2,411
			279,333
Software – 0.9%
Ansoft Corp. (a)		4,700	150
Ansys, Inc. (a)(d)		2,869,972	106,935
Catapult Communications Corp. (a)		99,874	1,827
Citect Corp. Ltd. (d)		4,225,000	4,818
Dynamics Research Corp. (a)		118,361	1,865
Epicor Software Corp. (a)		700,300	8,600
EPIQ Systems, Inc. (a)		479,710	9,138
Exact Holdings NV (d)		1,725,000	50,435
FactSet Research Systems, Inc.		404,500	14,186
Fair, Isaac & Co., Inc.		199,900	8,348
Geac Computer Corp. Ltd. (a)		1,550,000	13,610
ICT Automatisering NV (d)		638,301	10,942
Infomedia Ltd.		600,000	256
Jack Henry & Associates, Inc.		1,315,500	23,653
MacDonald Dettwiler & Associates Ltd. (a)		375,000	10,904
MetaSolv, Inc. (a)(d)		3,134,607	8,652
Netsmart Technologies, Inc. (a)(d)		467,485	6,891
Pegasystems, Inc. (a)		490,381	3,119
Pervasive Software, Inc. (a)(d)		1,982,026	8,325
Planit Holdings PLC		3,400,000	1,384
Springsoft, Inc.		6,290,873	9,262

Quarterly Report	26

Common Stocks – continued
		Shares	Value
			(000s)

INFORMATION TECHNOLOGY – continued
Software – continued
TTI Team Telecom International Ltd. (a)(d)		1,172,000	$3,516
Unit 4 Agresso NV (a)		700,000	11,202
			318,018

TOTAL INFORMATION TECHNOLOGY			3,098,391

MATERIALS – 5.8%
Chemicals – 1.7%
Aronkasei Co. Ltd.		780,000	3,722
Bairnco Corp. (d)		676,573	6,272
CF Industries Holdings, Inc.		500,000	6,910
CPAC, Inc. (d)		577,200	2,684
Dongbu Fine Chemical Co. Ltd.		135,080	2,070
Engelhard Corp. (d)		7,408,300	201,506
FMC Corp. (a)(d)		2,900,000	157,876
Kemira GrowHow Oyj		447,200	3,313
Kendrion NV (a)		1,250,000	2,847
Korea Polyol Co. Ltd.		144,929	6,025
Miwon Commercial Co. Ltd.		6,530	203
Mosaic Co. (a)		320,000	4,224
Nihon Kagaku Sangyo Co. Ltd.		150,000	950
Octel Corp. (d)		1,381,800	20,713
OM Group, Inc. (a)(d)		2,846,900	45,493
Rockwood Holdings, Inc.		250,000	5,018
Spartech Corp.		900,000	17,073
Summa Industries, Inc. (d)		437,926	3,431
Tokyo Printing Ink Manufacturing Co. Ltd.		400,000	1,354
Yara International ASA		7,000,000	115,393
			607,077
Construction Materials – 1.4%
Brampton Brick Ltd. Class A (sub. vtg.)		827,000	9,103
Cemex SA de CV sponsored ADR		1,500,000	78,105
Devcon International Corp. (a)		132,764	1,202
Eagle Materials, Inc.		365,026	38,872
Lafarge North America, Inc. (d)		5,684,000	343,939
Titan Cement Co. SA (Reg.)		510,000	17,436
			488,657
Containers & Packaging – 0.3%
Airspray NV		170,000	4,530

	27		Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
		Shares	Value
			(000s)

MATERIALS – continued
Containers & Packaging – continued
British Polythene Industries PLC (d)		1,300,000	$9,091
Caraustar Industries, Inc. (a)(d)		2,452,601	21,411
Myers Industries, Inc.		565,000	6,452
Peak International Ltd. (a)(d)		1,375,700	3,811
RPC Group PLC		850,000	3,544
Silgan Holdings, Inc.		1,804,908	58,064
Starlite Holdings Ltd.		1,000,000	94
			106,997
Metals & Mining – 2.1%
Algoma Steel, Inc.		810,000	15,843
Blue Earth Refineries, Inc. (a)		484,200	726
Compania de Minas Buenaventura SA sponsored ADR		3,433,600	88,484
Croesus Mining NL		1,000,000	228
Equigold NL		2,950,000	2,691
Equigold NL warrants 5/31/07 (a)		737,500	138
Gerdau SA sponsored ADR		3,690,000	50,073
Grupo Imsa SA de CV unit		4,500,000	11,056
Hanil Iron & Steel Co.		55,000	938
Harmony Gold Mining Co. Ltd. sponsored ADR (a)		1,200,000	12,540
Harris Steel Group, Inc. (d)		1,700,000	37,426
Industrias Penoles SA de CV		3,680,900	16,101
Jubilee Mines NL		500,000	2,423
Korea Steel Shapes Co. Ltd.		35,960	1,059
Major Drilling Group International, Inc. (a)		750,000	10,593
Metalrax Group PLC		2,700,000	3,669
Metals USA, Inc. (a)(d)		1,790,000	37,196
Mittal Steel Co. NV Class A (NY Shares)		1,650,000	41,745
Northwest Pipe Co. (a)(d)		646,375	14,627
Novicourt, Inc.		979,350	1,327
POSCO sponsored ADR		4,200,000	215,418
Resolute Mining Ltd. (a)		500,000	389
Richmont Mines, Inc. (a)		600,000	2,002
Richmont Mines, Inc. (a)(g)		200,000	667
Roanoke Electric Steel Corp. (d)		1,091,931	23,924
Ryerson Tull, Inc. (d)		1,850,000	37,352
Samuel Manu-Tech, Inc.		250,000	2,212
Sherritt International Corp.		4,500,000	38,484
Stillwater Mining Co. (a)		2,237,600	22,600
Titanium Metals Corp. (a)		581,600	27,452
Tohoku Steel Co. Ltd.		275,000	2,405

Quarterly Report	28

Common Stocks – continued
	Shares	Value
		(000s)

MATERIALS – continued
Metals & Mining – continued
Webco Industries, Inc. (a)	12,423	$807
Wheeling Pittsburgh Corp. (a)(d)	841,516	10,830
		733,425
Paper & Forest Products – 0.3%
Buckeye Technologies, Inc. (a)(d)	3,744,000	28,080
Crown Van Gelder (CVG) (Certificaten Van Aandelen)
(non-vtg.) unit	5,807	131
Gunns Ltd.	2,650,000	5,489
M-real Oyj (B Shares)	6,331,000	30,129
Sino-Forest Corp. (a)(d)	9,028,900	24,770
Sino-Forest Corp. (a)(d)(e)	4,500,000	12,345
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	1,250,000	14,963
		115,907

TOTAL MATERIALS		2,052,063

TELECOMMUNICATION SERVICES – 0.4%
Diversified Telecommunication Services – 0.1%
Atlantic Tele-Network, Inc. (d)	493,220	16,301
Hungarian Telephone & Cable Corp. (a)	230,800	3,944
PT Telkomunikasi Indonesia Tbk sponsored ADR	750,000	15,270
Telecom Plus PLC	154,757	421
XETA Technologies, Inc. (a)(d)	974,969	2,301
		38,237
Wireless Telecommunication Services – 0.3%
China Mobile (Hong Kong) Ltd. sponsored ADR	100,000	2,245
Cosmote Mobile Telecommunications SA	1,700,000	34,929
Metro One Telecommunications, Inc. (a)(d)	2,469,785	963
SK Telecom Co. Ltd. sponsored ADR	2,700,000	54,567
Taiwan Cellular Co. Ltd.	8,000,000	6,676
Tele Centro Oeste Celular Participacoes SA sponsored ADR
(non-vtg.)	335,000	3,032
Turkcell Iletisim Hizmet AS sponsored ADR	199,987	2,636
		105,048

TOTAL TELECOMMUNICATION SERVICES		143,285

29 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value
		(000s)

UTILITIES – 0.4%
Electric Utilities – 0.4%
Allegheny Energy, Inc. (a)	1,950,000	$55,107
Korea Electric Power Corp. sponsored ADR	5,250,000	85,733
Maine & Maritimes Corp. (d)	103,000	1,927
		142,767
Gas Utilities – 0.0%
Hokuriku Gas Co.	1,700,000	4,991
Keiyo Gas Co. Ltd.	223,000	1,284
KyungDong City Gas Co. Ltd.	140,000	4,352
Otaki Gas Co. Ltd.	654,000	3,257
Shinnihon Gas Corp.	68,500	338
		14,222
Independent Power Producers & Energy Traders – 0.0%
AES Corp. (a)	5,000	79

TOTAL UTILITIES		157,068

TOTAL COMMON STOCKS
(Cost $20,751,827)		30,716,477

Nonconvertible Preferred Stocks — 0.0%
HEALTH CARE – 0.0%
Health Care Providers & Services – 0.0%
Impath Bankruptcy Liquidating Trust Class A, 0.00%	1,665,000	3,413
MATERIALS – 0.0%
Construction Materials – 0.0%
Buzzi Unicem Spa (Risp)	350,000	3,490
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $21,795)		6,903

Investment Companies — 0.4%
iShares Russell 2000 Index Fund
(Cost $127,962)	2,196,800	140,112

Quarterly Report

30

Convertible Bonds — 0.0%
	Principal	Value
	Amount (000s)	(000s)

INFORMATION TECHNOLOGY – 0.0%
Electronic Equipment & Instruments – 0.0%
Trans-Lux Corp. 8.25% 3/1/12	$500	$490
MATERIALS – 0.0%
Paper & Forest Products – 0.0%
Mercer International, Inc. 8.5% 10/15/10 (e)	15,400	16,732
TOTAL CONVERTIBLE BONDS
(Cost $15,978)		17,222

U.S. Treasury Obligations — 0.1%
U.S. Treasury Bills, yield at date of purchase 3.4% to
3.67% 12/8/05 to 1/12/06 (f)
(Cost $20,214)	20,300	20,211

Money Market Funds — 14.1%
	Shares
Fidelity Cash Central Fund, 3.92% (b)	4,381,200,165	4,381,200
Fidelity Securities Lending Cash Central Fund, 3.94% (b)(c) .	582,310,888	582,311
TOTAL MONEY MARKET FUNDS
(Cost $4,963,511)		4,963,511

31 Quarterly Report

Investments (Unaudited) - continued

Cash Equivalents — 0.2%
		Maturity	Value
		Amount (000s)	(000s)
Investments in repurchase agreements (Collateralized by U.S.
Government Obligations, in a joint trading account at
3.92%, dated 10/31/05 due 11/1/05)
(Cost $64,257)		$64,264	$64,257

TOTAL INVESTMENT PORTFOLIO – 101.8%
(Cost $25,965,544)			35,928,693

NET OTHER ASSETS – (1.8)%			(641,253)
NET ASSETS – 100%			$35,287,440

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value (000s)	(Depreciation)
			(000s)
Purchased
Equity Index Contracts
4,275 Russell 1000 Mini Index Contracts	Dec. 2005	$277,533	$(12,338)
567 Russell 2000 Index Contracts	Dec. 2005	184,048	(7,717)
TOTAL EQUITY INDEX CONTRACTS		$461,581	$(20,055)

The face value of futures purchased as a percentage of net assets – 1.3%

Quarterly Report	32

Legend

(a)	Non-income producing

(b)	Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c)	Investment made with cash collateral received from securities on loan.

(d)	Affiliated company

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $61,750,000 or 0.2% of net assets.

(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $20,211,000.

(g)	Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,278,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASK Restaurants Ltd.	10/19/05	$9,591
Richmont Mines, Inc.	6/17/05	$797

Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund’s Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

	Value,	Purchases		Sales	Dividend	Value,
Affiliates	beginning of			Proceeds	Income	end of
(Amounts in thousands)	period					period
Aastra Technologies Ltd	$36,685		$—	$38,096	$—	$—
Abbey PLC	38,418		—	—	—	35,736
ACE Cash Express, Inc	31,634		544	—	—	28,050
Action Performance Companies,
Inc	15,660		—	5,962	—	16,623
Adams Resources & Energy, Inc.	8,837		—	—	—	8,179
Advanced Marketing Services,
Inc	10,234		—	—	—	7,323
AirNet Systems, Inc	1,394		1,220	—	—	2,492
Albany Molecular Research, Inc.	31,040		—	8,621	—	—
Alliance One International, Inc	39,390		—	—	195	16,185

		33			Quarterly Report

Investments (Unaudited) - continued

	Value,	Purchases	Sales	Dividend	Value,
Affiliates	beginning of		Proceeds	Income	end of
(Amounts in thousands)	period				period
American Axle & Manufacturing
Holdings, Inc	$ 132,992	$395	$—	$726	$105,584
American HomePatient, Inc	4,043	—	—	—	5,986
American Italian Pasta Co.
Class A	32,465	4,787	—	—	11,887
AMERIGROUP Corp	64,103	48,953	—	—	74,354
AmSurg Corp	45,892	10,937	—	—	49,282
Ansys, Inc	104,352	—	—	—	106,935
Applebee’s International, Inc	218,708	—	—	—	180,758
Applied Innovation, Inc	4,068	—	185	—	2,834
ArvinMeritor, Inc	130,706	3,110	—	690	112,564
Astronics Corp	7,716	—	—	—	6,930
Atlantic Tele-Network, Inc	15,783	—	—	148	16,301
Axcelis Technologies, Inc	36,623	28,730	—	—	43,731
AZZ, Inc	9,704	—	—	—	9,494
Bairnco Corp	7,388	—	—	41	6,272
Bank of the Ozarks, Inc	50,205	—	—	150	52,605
Barratt Developments PLC	303,385	—	—	7,547	320,882
Belhaven Group PLC	21,696	—	25,882	—	—
Bellway PLC	159,352	—	—	—	162,106
Benihana, Inc	7,477	—	—	—	7,111
BJ’s Wholesale Club, Inc	223,421	—	—	—	199,531
Black Box Corp	86,769	—	—	119	79,479
Blonder Tongue Laboratories, Inc.	1,172	—	—	—	896
Blyth, Inc	86,484	13,677	—	842	66,771
Bolt Technology Corp	4,303	—	—	—	4,503
Boston Acoustics, Inc	4,738	—	4,804	—	—
British Polythene Industries PLC	8,511	—	—	162	9,091
Buckeye Technologies, Inc	36,130	—	—	—	28,080
C&D Technologies, Inc	25,477	42	—	70	23,135
CAE, Inc	95,194	—	4,293	120	109,196
Cagle’s, Inc. Class A	5,688	—	—	—	3,911
Cantel Medical Corp	20,505	1,101	—	—	23,800
Caraustar Industries, Inc	29,358	—	—	—	21,411
Career Education Corp	238,946	29,432	—	—	249,842
Cascade Corp	53,350	—	846	181	57,953
Castle Energy Corp	17,668	—	750	58	19,851
Catalyst Semiconductor, Inc	7,845	—	—	—	8,346
Cathay General Bancorp	91,604	10,672	976	261	112,108
Cattles PLC	110,942	—	1,100	1,874	101,686
CEC Entertainment, Inc	141,747	—	—	—	125,097
Championship Auto Racing
Teams, Inc	250	—	—	—	353

Quarterly Report

34

	Value,	Purchases		Sales	Dividend	Value,
Affiliates	beginning of			Proceeds	Income	end of
(Amounts in thousands)	period					period
Charlotte Russe Holding, Inc	$28,168		$—	$27,603	$—	$—
Chase Corp	5,585		—	—	142	5,909
CHC Helicopter Corp. Class A
(sub. vtg.)	49,858		—	—	171	49,074
Cherokee, Inc	24,583		—	385	379	23,308
Chime Communications PLC	7,639		—	—	43	6,742
Chromcraft Revington, Inc	13,546		—	—	—	12,062
Citect Corp. Ltd	2,703		—	—	82	4,818
ClearOne Communications, Inc	3,370		265	377	—	1,937
Clinton Cards PLC	14,074		—	—	—	11,968
Coastcast Corp	1,809		—	—	—	1,809
Columbus McKinnon Corp.
(NY Shares)	22,499		—	21,102	—	—
Communications Systems, Inc	5,568		—	—	38	5,938
Compudyne Corp	3,670		—	3,089	—	—
Cooper Companies, Inc	171,751		—	—	—	172,101
Corinthian Colleges, Inc	124,891		404	—	—	113,546
Corvel Corp	26,892		—	—	—	22,006
CPAC, Inc	2,828		—	—	40	2,684
CTS Corp	33,873		—	5,448	72	27,035
D.R. Horton, Inc	1,059,846		135,940	—	4,941	915,018
Daitec Co. Ltd	9,656		—	778	149	8,747
Dataram Corp	5,848		—	—	43	5,677
DCC PLC (Ireland)	184,736		—	1,274	—	154,219
Decorator Industries, Inc	1,948		—	—	7	2,070
Delta Apparel, Inc	11,150		—	—	32	11,902
Department 56, Inc	16,641		824	—	—	15,030
Deswell Industries, Inc	15,579		—	900	160	12,889
Direct General Corp	39,448		—	—	85	40,972
Ditech Communications Corp	5,137		12,943	—	—	15,594
Dollar Tree Stores, Inc	124,511		14,480	—	—	121,435
Dominion Homes, Inc	17,720		—	—	—	9,922
Dong-A Pharmaceutical Co. Ltd.	25,506		—	15,571	—	—
Doral Financial Corp	112,639		—	—	1,183	62,488
Draka Holding NV	41,617		—	—	—	49,135
Drew Industries, Inc	44,550		—	2,505	—	54,815
DSG International Ltd	2,234		—	—	—	2,801
Ducommun, Inc	22,143		—	—	—	20,062
Dura Automotive Systems, Inc.
Class A	8,778		—	—	—	5,440
Eagle Materials, Inc	86,751		—	55,217	133	—
ECI Telecom Ltd	44,605		—	—	—	—
ECtel Ltd	8,528		—	—	—	10,233
Educational Development Corp	3,119		732	—	—	3,061

		35			Quarterly Report

Investments (Unaudited) - continued

	Value,	Purchases		Sales	Dividend	Value,
Affiliates	beginning of			Proceeds	Income	end of
(Amounts in thousands)	period					period
Electronics for Imaging, Inc	$87,875		$—	$92,239	$—	$—
Elscint Ltd	7,914		—	—	—	8,078
Embrex, Inc	6,118		182	—	—	6,980
EMCOR Group, Inc	61,799		—	4,378	—	68,794
Enesco Group, Inc	2,919		—	1,729	—	—
Engelhard Corp	154,926		56,434	—	759	201,506
Escalon Medical Corp	4,698		—	—	—	3,189
ESS Technology, Inc	16,025		—	—	—	11,435
Exact Holdings NV	46,788		—	—	—	50,435
Exactech, Inc	14,999		—	—	—	12,769
ExpressJet Holdings, Inc. Class A	53,036		3,509	—	—	49,123
Fab Industries, Inc	1,641		—	1,641	—	—
Farstad Shipping ASA	33,128		—	—	—	33,239
Federal Screw Works	3,203		—	—	16	2,734
Financial Industries Corp	9,964		—	—	—	11,071
Finlay Enterprises, Inc	12,656		—	—	—	8,108
First Bancorp, Puerto Rico	194,444		—	—	500	90,561
First Mutual Bancshares, Inc	13,762		—	—	53	13,278
Flanigan’s Enterprises, Inc	1,121		—	365	—	—
FMC Corp	175,392		—	—	—	157,876
Footstar, Inc	12,802		—	—	—	9,072
Fossil, Inc	169,242		—	—	—	111,405
Fremont General Corp	133,809		—	—	438	118,753
French Connection Group PLC	25,646		—	484	174	23,349
Fresh Brands, Inc	3,856		—	—	—	3,549
Fresh Del Monte Produce, Inc	142,019		10,358	—	1,114	151,206
Friedmans, Inc. Class A	1,867		—	28	—	60
Gehl Co	28,742		1,152	1,464	—	20,213
General Cable Corp	63,080		—	—	—	61,750
Genesco, Inc	80,663		—	2,472	—	77,280
Genlyte Group, Inc	136,157		—	—	—	135,071
Gildan Activewear, Inc. Class A .	151,835		—	21,456	—	159,115
Global Imaging Systems, Inc	80,498		—	—	—	82,704
Goodfellow, Inc	9,177		—	—	—	7,739
Group 1 Automotive, Inc	58,510		7,209	—	—	62,497
Gulf Island Fabrication, Inc	21,389		—	—	73	25,910
Hampshire Group Ltd	21,301		—	116	—	21,959
Hankook Shell Oil Co. Ltd	4,178		—	—	—	5,361
Hansen Natural Corp	78,787		—	9,826	—	75,272
Hardinge, Inc	13,530		—	—	27	14,768
Harris Steel Group, Inc	28,811		—	—	110	37,426
Harvest Natural Resources, Inc	19,621		16,598	—	—	36,445
Health Management Associates,
Inc. Class A	580,720		6,962	—	976	529,232

Quarterly Report		36

	Value,	Purchases		Sales	Dividend	Value,
Affiliates	beginning of			Proceeds	Income	end of
(Amounts in thousands)	period					period
Heijmans NV	$ 100,990		$—	$3,487	$—	$90,362
Helen of Troy Ltd	69,872		—	—	—	53,507
Henry Boot PLC	26,190		—	—	215	26,048
Horizon Health Corp	31,224		—	1,098	—	22,816
Hot Topic, Inc	56,232		19,482	—	—	66,892
HTL International Holdings Ltd	16,023		59	—	210	14,969
ICT Automatisering NV	10,440		—	—	—	10,942
Il Dong Pharmaceutical Co. Ltd	6,503		—	2,964	—	—
iMergent, Inc	9,752		—	3,465	—	—
InFocus Corp	14,186		—	—	—	12,681
Insteel Industries, Inc	11,954		—	—	52	13,771
Interstate Bakeries Corp	27,633		—	—	—	27,348
Intest Corp	3,298		—	—	—	3,559
Intracom SA (Reg.)	35,880		—	—	—	45,491
Invacare Corp	68,953		4,031	5,598	19	54,723
Inventive Leisure PLC	2,243		—	—	—	3,394
INZI Controls Co. Ltd	3,873		474	—	—	6,869
IPC Holdings Ltd	141,575		—	—	840	105,030
Jack in the Box, Inc	126,992		6,291	—	—	105,435
JAKKS Pacific, Inc	25,709		—	—	—	27,569
JLM Couture, Inc	542		—	—	—	505
Johnston Press PLC	124,717		—	—	714	121,108
KCS Energy, Inc	87,398		7,745	—	—	115,800
KEC Corp	13,469		—	—	—	12,666
Komplett ASA	8,585		—	—	528	9,634
Koninklijke BAM Groep NV	88,816		—	21,167	—	—
Korea Electric Terminal Co. Ltd	8,167		—	—	—	9,524
Lafarge North America, Inc	429,147		—	29,748	1,470	343,939
Lattice Semiconductor Corp	51,503		—	—	—	43,802
Libbey, Inc	15,211		—	—	87	9,750
Lincare Holdings, Inc	380,464		—	9,066	—	375,820
Lufkin Industries, Inc	45,886		—	13,435	74	—
M/I Homes, Inc	104,335		—	1,012	44	77,677
Maine & Maritimes Corp	2,508		—	—	26	1,927
MAIR Holdings, Inc	18,080		—	—	—	11,560
Marine Products Corp	54,549		194	—	155	37,037
Medical Action Industries, Inc	19,392		308	—	—	19,607
Melexis NV	35,162		—	—	1,469	36,154
Merit Medical Systems, Inc	34,460		2,324	—	—	26,130
Mesa Laboratories, Inc	2,997		—	—	14	2,611
Metals USA, Inc	40,437		390	3,551	—	37,196
MetaSolv, Inc	10,656		—	1,478	—	8,652
Metro One Telecommunications,
Inc	1,976		—	—	—	963

		37			Quarterly Report

Investments (Unaudited) - continued

	Value,	Purchases		Sales	Dividend	Value,
Affiliates	beginning of			Proceeds	Income	end of
(Amounts in thousands)	period					period
Metro, Inc. Class A (sub. vtg.)	$ 245,209		$—	$—	$1,381	$269,878
MFC Bancorp Ltd	14,199		—	—	—	18,293
Michang Oil Industrial Co. Ltd	3,263		—	—	—	3,773
MOCON, Inc	3,347		—	—	23	2,960
Monro Muffler Brake, Inc	23,380		—	—	40	24,230
Monterey Gourmet Foods, Inc	5,071		—	—	—	6,057
Mothers Work, Inc	6,675		—	—	—	4,163
Multimedia Games, Inc	29,096		—	—	—	27,542
Murakami Corp	8,686		—	—	28	8,097
Nagawa Co. Ltd	10,850		—	12,669	—	—
National Dentex Corp	7,858		—	—	—	7,882
National Healthcare Corp	33,250		666	—	149	35,845
National R.V. Holdings, Inc	7,128		—	1,075	—	3,261
National Western Life Insurance
Co. Class A	49,595		—	38	82	48,954
NBTY, Inc	75,603		14,615	—	—	76,156
NCI Building Systems, Inc	77,626		3,568	—	—	86,908
Netsmart Technologies, Inc	3,619		1,485	—	—	6,891
Newship Ltd	662		—	—	—	667
Next PLC	414,958		—	—	—	354,267
Ngai Lik Industrial Holdings Ltd	9,438		—	—	67	5,814
North Central Bancshares, Inc	5,861		—	15	44	5,783
Northwest Pipe Co	16,812		—	—	—	14,627
Novicourt, Inc	1,280		—	—	—	—
NQL Drilling Tools, Inc. Class A .	10,126		—	995	—	10,881
Octel Corp	23,739		—	—	97	20,713
Odyssey Healthcare, Inc	38,959		—	920	—	44,928
Offshore Logistics, Inc	77,760		5,796	—	—	79,244
Oil States International, Inc	122,757		—	—	—	137,365
Olympic Steel, Inc	11,199		—	11,714	—	—
OM Group, Inc	65,320		1,363	—	—	45,493
On Assignment, Inc	11,204		—	2,062	—	15,683
Optical Cable Corp	3,878		—	—	—	3,496
Option Care, Inc	22,432		—	—	32	—
Orbotech Ltd	79,499		—	5,204	—	65,190
Orthofix International NV	63,947		—	—	—	53,249
Osteotech, Inc	4,549		—	148	—	3,400
Overland Storage, Inc	11,636		2,228	—	—	11,426
Overnite Corp	76,158		—	76,405	—	—
P&F Industries, Inc. Class A	5,620		16	—	—	5,192
P.A.M. Transportation Services,
Inc	18,332		—	—	—	18,889
Pacific Sunwear of California, Inc.	184,140		—	—	—	188,896
PacifiCare Health Systems, Inc	472,440		—	53,645	—	452,980

Quarterly Report		38

	Value,	Purchases		Sales	Dividend	Value,
Affiliates	beginning of			Proceeds	Income	end of
(Amounts in thousands)	period					period
Papa John’s International, Inc	$95,682		$—	$5,491	$—	$109,053
Pason Systems, Inc	49,210		—	—	—	50,169
Patrick Industries, Inc	2,596		—	—	—	2,738
Pe Ben Oilfield Services Ltd	2,471		—	—	—	2,661
Peacock Group PLC	31,834		—	8,268	—	—
Peak International Ltd	5,021		—	—	—	3,811
Pemco Aviation Group, Inc	6,439		—	—	—	5,033
Perceptron, Inc	5,353		—	—	—	4,832
Performance Technologies, Inc	8,054		—	2,005	—	8,074
Pericom Semiconductor Corp	23,367		1,411	370	—	20,918
Pervasive Software, Inc	8,642		—	—	—	8,325
Petroleum Development Corp	49,608		—	1,898	—	42,815
Petroleum Helicopters, Inc	7,796		—	—	—	9,118
Philadelphia Consolidated
Holdings Corp	95,473		—	—	—	—
Piolax, Inc	18,642		—	—	101	20,096
Planar Systems, Inc	11,057		—	—	—	12,612
Pomeroy IT Solutions, Inc	16,662		—	—	—	14,778
ProSafe ASA	77,080		—	—	—	75,219
PXRE Group Ltd	45,380		—	23,077	214	—
Qualstar Corp	4,501		—	—	—	4,413
Quiksilver, Inc	151,110		10,387	—	—	114,099
Quipp, Inc	1,869		—	—	—	1,443
Quixote Corp	9,149		—	916	—	—
RCM Technologies, Inc	4,949		—	—	—	7,310
RehabCare Group, Inc	23,300		4,422	—	—	25,663
Reliability, Inc	100		—	—	—	140
RemedyTemp, Inc. Class A	7,384		—	—	—	6,196
Renal Care Group, Inc	345,083		—	—	—	344,348
Resource America, Inc. Class A .	362		22,734	—	10	21,190
Rex Stores Corp	21,756		—	—	—	18,648
Ringerikes Sparebank	1,324		—	—	—	1,351
Roanoke Electric Steel Corp	21,499		—	218	121	23,924
Roto Smeets de Boer NV	17,209		—	2,507	—	13,137
Ruby Tuesday, Inc	103,834		50,488	—	—	139,611
Ryan’s Restaurant Group, Inc	51,115		—	—	—	41,818
Ryerson Tull, Inc	46,889		—	11,722	116	37,352
S.Y. Bancorp, Inc	18,986		—	—	95	18,781
Safeway, Inc	656,100		—	—	1,350	628,020
SBS Technologies, Inc	13,329		—	6,756	—	—
ScanSource, Inc	52,503		—	—	—	62,304
ScS Upholstery PLC	13,910		—	—	—	15,593
SED International Holdings, Inc	240		—	—	—	254
Seksun Corp. Ltd	6,936		—	—	109	4,795

		39			Quarterly Report

Investments (Unaudited) - continued

	Value,	Purchases		Sales	Dividend	Value,
Affiliates	beginning of			Proceeds	Income	end of
(Amounts in thousands)	period					period
Shaw Group, Inc	$ 112,808		$536	$789	$—	$158,120
Shinsegae Engineering &
Construction Co. Ltd	7,723		—	—	—	8,112
ShoLodge, Inc	1,606		160	—	—	1,853
Sigmatron International, Inc	3,992		—	—	—	2,686
Sino-Forest Corp	20,280		—	—	—	24,770
Sino-Forest Corp. (144A)	10,107		—	—	—	12,345
Somera Communications, Inc	4,815		—	—	—	3,630
Sonic Corp	184,891		—	—	—	176,534
Southern Energy Homes, Inc	7,981		—	—	—	8,289
Southwest Bancorp, Inc.,
Oklahoma	27,541		—	—	90	28,093
Spectrum Control, Inc	8,991		262	—	—	8,190
Sportscene Restaurants, Inc.
Class A	2,988		—	—	—	3,607
Stanley Furniture Co., Inc	37,284		—	—	78	27,820
Stantec, Inc	50,257		—	—	—	58,354
Steiner Leisure Ltd	59,616		—	801	—	57,953
Sterling Bancorp, New York	40,500		—	—	342	35,064
Steven Madden Ltd	29,292		—	910	—	32,665
Stoneridge, Inc	23,205		—	—	—	15,694
Strattec Security Corp	32,122		—	—	—	23,800
Summa Industries, Inc	3,407		—	—	26	3,431
Sunjin Co. Ltd	6,968		—	—	—	6,956
Swift Energy Co	63,209		—	2,357	—	65,490
SYNNEX Corp	33,351		—	—	—	31,789
Tap Oil Nl	19,152		—	—	—	16,535
TB Wood’s Corp	2,677		—	2,808	—	—
Tech Data Corp	144,498		14,830	—	—	143,929
Technology Solutions Co	1,475		—	—	—	1,438
Teekay Shipping Corp	190,942		—	—	861	163,676
Tejon Ranch Co	60,161		—	—	—	43,525
The Allied Defense Group, Inc	11,428		—	1,687	—	8,723
The BISYS Group, Inc	111,683		—	9,733	—	81,152
The Cato Corp. Class A
(sub. vtg.)	42,319		—	18,174	234	—
The PMI Group, Inc	365,479		—	—	469	355,929
Theragenics Corp	10,470		—	—	—	8,928
Tokyo Kisen Co. Ltd	3,687		—	—	—	4,417
Tollgrade Communications, Inc	7,223		86	5,887	—	—
Tommy Hilfiger Corp	113,077		—	8,069	—	128,800
Tower Automotive, Inc	1,007		—	42	—	675
Trifast PLC	8,976		—	—	—	8,157
Trinity Industries, Inc	148,200		—	13,706	259	138,883

Quarterly Report		40

	Value,	Purchases	Sales	Dividend	Value,
Affiliates	beginning of		Proceeds	Income	end of
(Amounts in thousands)	period				period
Trio-Tech International	$1,168	$—	$—	$—	$1,610
TT electronics PLC	29,527	—	—	678	27,327
TTI Team Telecom International
Ltd	3,821	—	—	—	3,516
Twin Disc, Inc	6,659	114	1,429	51	9,351
Uehara Sei Shoji Co. Ltd	7,726	—	—	39	7,805
UK Coal PLC	24,739	—	476	—	25,406
UnumProvident Corp	325,550	—	—	1,275	344,930
Up, Inc	3,497	—	—	—	3,644
URS Corp	141,819	—	—	—	153,104
USEC, Inc	132,775	1,857	—	1,169	86,180
USG Corp	210,407	—	19,749	—	236,480
Utah Medical Products, Inc	10,772	—	—	73	13,522
UTStarcom, Inc	72,975	—	—	—	45,672
W Holding Co., Inc	94,135	1,013	—	395	68,688
Washington Savings Bank Fsb	4,571	—	—	—	4,113
Wheeling Pittsburgh Corp	15,980	—	—	—	10,830
Wilsons Leather Experts, Inc	14,216	—	362	—	10,060
Winland Electronics, Inc	1,026	—	—	—	872
Wireless Telecom Group, Inc	2,978	1,132	—	31	3,583
Wolverine Tube, Inc	12,044	—	—	—	9,420
World Fuel Services Corp	55,729	382	—	86	72,914
Wyndeham Press Group PLC	7,979	—	—	215	7,896
XETA Technologies, Inc	2,847	—	—	—	2,301
Yankee Candle Co., Inc	137,562	—	—	—	102,649
Young Innovations, Inc	24,586	490	—	27	22,572
Zomax, Inc	9,312	—	—	—	8,365
Total	$18,293,429	$ 602,931	$ 773,128	$41,498	$16,383,008

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $25,969,461,000. Net unrealized appreciation aggregated $9,959,232,000, of which $11,578,239,000 related to appreciated investment securities and $1,619,007,000 related to depreciated investment securities.

41 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

42

Quarterly Holdings Report for Fidelity® Puritan® Fund

October 31, 2005

1.809105.101 PUR-QTLY-1205

Investments October 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks — 62.6%

		Shares	Value
			(000s)

CONSUMER DISCRETIONARY – 7.0%
Auto Components – 0.2%
American Axle & Manufacturing Holdings, Inc.		329,100	$7,174
Johnson Controls, Inc.		402,300	27,377
TRW Automotive Holdings Corp. (a)		309,080	8,361
			42,912
Automobiles – 0.5%
Ford Motor Co.		1,043,000	8,678
Harley-Davidson, Inc.		350,700	17,370
Monaco Coach Corp.		257,800	3,163
Renault SA		316,099	27,377
Toyota Motor Corp. sponsored ADR		698,300	64,809
			121,397
Diversified Consumer Services – 0.0%
Service Corp. International (SCI)		1,882,400	15,756
Hotels, Restaurants & Leisure – 0.3%
McDonald’s Corp.		2,027,600	64,072
Outback Steakhouse, Inc.		87,000	3,276
			67,348
Household Durables – 0.8%
Koninklijke Philips Electronics NV (NY Shares)		806,900	21,109
Maytag Corp.		2,184,660	37,620
Newell Rubbermaid, Inc.		3,629,400	83,440
Whirlpool Corp.		522,100	40,985
			183,154
Leisure Equipment & Products – 0.2%
Eastman Kodak Co.		1,994,500	43,680
Media – 3.6%
Clear Channel Communications, Inc.		4,401,600	133,897
Comcast Corp. Class A (a)		3,526,416	98,140
Discovery Holding Co. Class A (a)		550,970	7,763
Knight-Ridder, Inc.		422,400	22,548
Lagardere S.C.A. (Reg.)		260,161	17,886
Liberty Media Corp. Class A (a)		5,509,706	43,912
News Corp. Class A		1,591,200	22,675
NTL, Inc. (a)		340,204	20,861
The New York Times Co. Class A		781,720	21,294
The Reader’s Digest Association, Inc. (non-vtg.)		2,272,600	34,816
Time Warner, Inc.		9,395,060	167,514
Viacom, Inc. Class B (non-vtg.)		4,476,251	138,629

Quarterly Report	2

Common Stocks – continued
	Shares	Value
		(000s)

CONSUMER DISCRETIONARY – continued
Media – continued
Vivendi Universal SA sponsored ADR	1,017,700	$31,976
Walt Disney Co.	3,354,390	81,746
		843,657
Multiline Retail – 0.7%
Big Lots, Inc. (a)	3,289,600	38,061
Dollar Tree Stores, Inc. (a)	1,879,700	40,526
Family Dollar Stores, Inc.	1,389,300	30,759
Federated Department Stores, Inc.	784,700	48,157
Sears Holdings Corp. (a)	90,615	10,896
		168,399
Specialty Retail – 0.6%
AnnTaylor Stores Corp. (a)	1,492,650	36,227
Gap, Inc.	2,046,941	35,371
RadioShack Corp.	1,673,500	36,984
Tiffany & Co., Inc.	875,400	34,491
		143,073
Textiles, Apparel & Luxury Goods – 0.1%
Liz Claiborne, Inc.	681,260	23,980

TOTAL CONSUMER DISCRETIONARY		1,653,356

CONSUMER STAPLES – 3.7%
Beverages – 0.6%
Anheuser-Busch Companies, Inc.	1,810,900	74,718
Molson Coors Brewing Co. Class B	232,400	14,339
The Coca-Cola Co.	1,417,100	60,624
		149,681
Food & Staples Retailing – 0.8%
CVS Corp.	866,300	21,146
Wal-Mart Stores, Inc.	3,502,300	165,694
		186,840
Food Products – 0.2%
Corn Products International, Inc.	724,800	17,257
Kraft Foods, Inc. Class A	1,384,500	39,181
		56,438
Household Products – 1.3%
Colgate-Palmolive Co.	3,420,200	181,134

3 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
		Shares	Value
			(000s)

CONSUMER STAPLES – continued
Household Products – continued
Kimberly-Clark Corp.		1,085,100	$61,677
Procter & Gamble Co.		1,320,423	73,930
			316,741
Personal Products – 0.1%
Avon Products, Inc.		521,800	14,083
Tobacco – 0.7%
Altria Group, Inc.		2,129,140	159,792

TOTAL CONSUMER STAPLES			883,575

ENERGY – 8.1%
Energy Equipment & Services – 1.9%
Baker Hughes, Inc.		1,738,900	95,570
BJ Services Co.		1,378,900	47,917
Halliburton Co.		963,300	56,931
Noble Corp.		1,027,950	66,179
Schlumberger Ltd. (NY Shares)		2,033,590	184,589
			451,186
Oil, Gas & Consumable Fuels – 6.2%
Apache Corp.		948,610	60,550
BP PLC sponsored ADR		3,521,426	233,823
Chevron Corp.		3,252,100	185,597
ConocoPhillips		461,000	30,140
Double Hull Tankers, Inc.		583,100	6,898
El Paso Corp.		1,291,700	15,320
Exxon Mobil Corp.		10,106,224	567,356
Kerr-McGee Corp.		116,000	9,865
Total SA:
Series B		301,000	75,864
sponsored ADR		2,199,600	277,194
			1,462,607

TOTAL ENERGY			1,913,793

FINANCIALS – 17.7%
Capital Markets – 3.0%
Ameriprise Financial, Inc. (a)		873,717	32,520
Bank of New York Co., Inc.		4,226,500	132,247
Charles Schwab Corp.		3,581,380	54,437

Quarterly Report	4

Common Stocks – continued
		Shares	Value
			(000s)

FINANCIALS – continued
Capital Markets – continued
Janus Capital Group, Inc.		3,251,200	$57,059
Mellon Financial Corp.		2,281,600	72,304
Merrill Lynch & Co., Inc.		2,163,700	140,078
Morgan Stanley		2,900,240	157,802
Nomura Holdings, Inc.		2,384,000	36,928
State Street Corp.		523,000	28,885
			712,260
Commercial Banks – 4.3%
Bank of America Corp.		10,465,924	457,780
Comerica, Inc.		796,400	46,016
Kookmin Bank sponsored ADR		544,600	31,816
Lloyds TSB Group PLC		3,077,099	25,169
Royal Bank of Scotland Group PLC		859,684	23,805
State Bank of India		636,977	13,209
U.S. Bancorp, Delaware		2,137,750	63,235
Wachovia Corp.		4,299,741	217,223
Wells Fargo & Co.		2,475,000	148,995
			1,027,248
Consumer Finance – 0.6%
American Express Co.		1,725,901	85,898
MBNA Corp.		1,723,500	44,070
			129,968
Diversified Financial Services – 3.2%
CIT Group, Inc.		705,200	32,249
Citigroup, Inc.		8,408,892	384,959
JPMorgan Chase & Co.		9,331,652	341,725
			758,933
Insurance – 4.9%
ACE Ltd.		3,188,277	166,109
Allianz AG sponsored ADR		1,510,000	21,351
Allstate Corp.		2,015,800	106,414
American International Group, Inc.		6,303,037	408,437
Genworth Financial, Inc. Class A (non-vtg.)		1,943,600	61,593
Hartford Financial Services Group, Inc.		1,382,100	110,222
Marsh & McLennan Companies, Inc.		1,069,000	31,161
MetLife, Inc. unit		1,144,400	31,299
Montpelier Re Holdings Ltd.		492,100	9,891
PartnerRe Ltd.		682,700	43,502

	5		Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
		Shares	Value
			(000s)

FINANCIALS – continued
Insurance – continued
The St. Paul Travelers Companies, Inc.		3,319,537	$149,479
XL Capital Ltd. Class A		216,900	13,895
			1,153,353
Real Estate – 0.3%
CarrAmerica Realty Corp.		202,360	6,664
Equity Office Properties Trust		793,730	24,447
Equity Residential (SBI)		789,100	30,972
			62,083
Thrifts & Mortgage Finance – 1.4%
Fannie Mae		3,653,150	173,598
Freddie Mac		1,196,600	73,411
Golden West Financial Corp., Delaware		233,200	13,696
Housing Development Finance Corp. Ltd.		1,659,200	35,632
Sovereign Bancorp, Inc.		1,959,050	42,257
			338,594

TOTAL FINANCIALS			4,182,439

HEALTH CARE – 4.4%
Health Care Equipment & Supplies – 0.6%
Baxter International, Inc.		3,503,300	133,931
Boston Scientific Corp. (a)		352,300	8,850
Thermo Electron Corp. (a)		209,140	6,314
			149,095
Health Care Providers & Services – 0.3%
Cardinal Health, Inc.		917,700	57,365
Health Net, Inc. (a)		172,900	8,099
Tenet Healthcare Corp. (a)		1,844,800	15,533
			80,997
Pharmaceuticals – 3.5%
Abbott Laboratories		1,025,100	44,131
Bristol-Myers Squibb Co.		3,395,900	71,891
Eli Lilly & Co.		290,700	14,474
GlaxoSmithKline PLC sponsored ADR		586,500	30,492
Johnson & Johnson		2,796,100	175,092
Merck & Co., Inc.		2,547,500	71,890
Novartis AG sponsored ADR		699,100	37,626
Pfizer, Inc.		6,353,300	138,121

Quarterly Report	6

Common Stocks – continued
	Shares	Value
		(000s)

HEALTH CARE – continued
Pharmaceuticals – continued
Schering-Plough Corp.	4,931,900	$100,315
Wyeth	2,927,800	130,463
		814,495

TOTAL HEALTH CARE		1,044,587

INDUSTRIALS – 6.6%
Aerospace & Defense – 2.0%
EADS NV	1,859,771	64,430
Honeywell International, Inc.	3,801,100	129,998
Lockheed Martin Corp.	1,719,700	104,145
Northrop Grumman Corp.	868,860	46,614
The Boeing Co.	823,000	53,199
United Technologies Corp.	1,464,600	75,105
		473,491
Commercial Services & Supplies – 0.4%
Cendant Corp.	2,305,100	40,155
Waste Management, Inc.	1,884,500	55,612
		95,767
Electrical Equipment – 0.3%
ABB Ltd. sponsored ADR (a)	2,866,500	22,330
Emerson Electric Co.	804,200	55,932
		78,262
Industrial Conglomerates – 2.0%
3M Co.	722,900	54,926
General Electric Co.	6,722,400	227,957
Textron, Inc.	461,300	33,232
Tyco International Ltd.	5,649,424	149,088
		465,203
Machinery – 1.4%
Caterpillar, Inc.	1,049,000	55,167
Dover Corp.	1,786,600	69,642
Illinois Tool Works, Inc.	206,800	17,528
Ingersoll-Rand Co. Ltd. Class A	2,122,200	80,198
Navistar International Corp. (a)	692,405	19,055
SPX Corp.	2,078,500	89,417
		331,007

7 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value
		(000s)

INDUSTRIALS – continued
Road & Rail – 0.5%
Burlington Northern Santa Fe Corp.	1,427,400	$88,584
Union Pacific Corp.	494,600	34,216
		122,800

TOTAL INDUSTRIALS		1,566,530

INFORMATION TECHNOLOGY – 5.7%
Communications Equipment – 0.9%
Avaya, Inc. (a)	1,867,700	21,516
Cisco Systems, Inc. (a)	2,840,400	49,565
Lucent Technologies, Inc. (a)	6,559,400	18,694
Lucent Technologies, Inc. warrants 12/10/07 (a)	10,603	7
Motorola, Inc.	4,277,353	94,786
Nokia Corp. sponsored ADR	1,605,900	27,011
		211,579
Computers & Peripherals – 1.2%
EMC Corp. (a)	846,200	11,813
Hewlett-Packard Co.	4,925,902	138,122
International Business Machines Corp.	1,432,000	117,252
Sun Microsystems, Inc. (a)	5,462,925	21,852
		289,039
Electronic Equipment & Instruments – 0.7%
Agilent Technologies, Inc. (a)	1,648,300	52,762
Arrow Electronics, Inc. (a)	1,120,700	33,072
Avnet, Inc. (a)	2,134,470	49,200
Solectron Corp. (a)	7,943,700	28,041
Tektronix, Inc.	260,460	5,985
		169,060
IT Services – 0.2%
Ceridian Corp. (a)	705,900	15,466
MoneyGram International, Inc.	1,590,900	38,659
		54,125
Office Electronics – 0.2%
Xerox Corp. (a)	3,445,500	46,755
Semiconductors & Semiconductor Equipment – 1.7%
Analog Devices, Inc.	1,832,100	63,720
Applied Materials, Inc.	3,002,300	49,178

Quarterly Report

8

Common Stocks – continued
	Shares	Value
		(000s)

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
Freescale Semiconductor, Inc.:
Class A (a)	288,490	$6,834
Class B (a)	2,334,888	55,757
Intel Corp.	6,002,340	141,055
Micron Technology, Inc. (a)	2,404,100	31,229
National Semiconductor Corp.	1,058,900	23,963
Samsung Electronics Co. Ltd.	46,020	24,332
Teradyne, Inc. (a)	818,200	11,078
		407,146
Software – 0.8%
Citrix Systems, Inc. (a)	897,056	24,732
Microsoft Corp.	5,217,200	134,082
Symantec Corp. (a)	804,767	19,194
		178,008

TOTAL INFORMATION TECHNOLOGY		1,355,712

MATERIALS – 3.7%
Chemicals – 1.9%
Air Products & Chemicals, Inc.	846,200	48,436
Albemarle Corp.	394,700	13,850
Arch Chemicals, Inc.	531,200	13,955
Ashland, Inc.	349,700	18,712
Celanese Corp. Class A	853,500	15,056
Chemtura Corp.	2,308,251	24,698
Dow Chemical Co.	2,125,900	97,494
E.I. du Pont de Nemours & Co.	930,000	38,772
Eastman Chemical Co.	516,600	27,256
Georgia Gulf Corp.	925,340	26,927
Lyondell Chemical Co.	2,705,444	72,506
PolyOne Corp. (a)	1,588,800	9,167
Praxair, Inc.	497,800	24,596
Rohm & Haas Co.	292,700	12,741
		444,166
Containers & Packaging – 0.2%
Amcor Ltd.	2,432,300	12,131
Smurfit-Stone Container Corp. (a)	3,485,607	36,808
		48,939

9 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value
		(000s)

MATERIALS – continued
Metals & Mining – 0.9%
Alcan, Inc.	1,278,500	$40,282
Alcoa, Inc.	3,516,300	85,411
Freeport-McMoRan Copper & Gold, Inc. Class B	1,032,766	51,039
Phelps Dodge Corp.	190,700	22,974
		199,706
Paper & Forest Products – 0.7%
Bowater, Inc.	574,900	15,235
Georgia-Pacific Corp.	1,708,600	55,581
International Paper Co.	1,864,500	54,406
Weyerhaeuser Co.	679,400	43,033
		168,255

TOTAL MATERIALS		861,066

TELECOMMUNICATION SERVICES – 3.7%
Diversified Telecommunication Services – 3.1%
BellSouth Corp.	7,295,070	189,818
Consolidated Communications Holdings, Inc.	545,500	7,233
Philippine Long Distance Telephone Co. sponsored ADR	888,300	26,782
Qwest Communications International, Inc. (a)	6,702,500	29,223
SBC Communications, Inc.	11,032,087	263,115
Telewest Global, Inc. (a)	1,020,000	23,266
Verizon Communications, Inc.	6,318,100	199,083
		738,520
Wireless Telecommunication Services – 0.6%
Crown Castle International Corp. (a)	979,200	24,010
DigitalGlobe, Inc. (a)(e)	15,842	40
Sprint Nextel Corp.	2,009,700	46,846
Vodafone Group PLC sponsored ADR	2,030,600	53,324
		124,220

TOTAL TELECOMMUNICATION SERVICES		862,740

UTILITIES – 2.0%
Electric Utilities – 0.3%
Entergy Corp.	911,100	64,433
Independent Power Producers & Energy Traders – 0.5%
AES Corp. (a)	1,131,100	17,973

Quarterly Report 10

Common Stocks – continued
	Shares	Value
		(000s)

UTILITIES – continued
Independent Power Producers & Energy Traders – continued
Duke Energy Corp.	1,290,400	$34,170
TXU Corp.	568,219	57,248
		109,391
Multi-Utilities – 1.2%
Dominion Resources, Inc.	1,547,500	117,734
NorthWestern Energy Corp.	576,600	17,154
Public Service Enterprise Group, Inc.	1,379,000	86,725
Wisconsin Energy Corp.	1,914,700	72,433
		294,046

TOTAL UTILITIES		467,870

TOTAL COMMON STOCKS
(Cost $12,034,439)		14,791,668

Preferred Stocks — 0.7%

Convertible Preferred Stocks – 0.6%

CONSUMER DISCRETIONARY – 0.1%
Automobiles – 0.1%
General Motors Corp.:
Series B, 5.25%	501,100	8,188
Series C, 6.25%	369,100	6,755
		14,943
Hotels, Restaurants & Leisure – 0.0%
Six Flags, Inc. 7.25% PIERS	485,200	11,160

TOTAL CONSUMER DISCRETIONARY		26,103

FINANCIALS – 0.3%
Capital Markets – 0.0%
State Street Corp. 6.75%	36,750	8,923
Consumer Finance – 0.1%
Ford Motor Co. Capital Trust II 6.50%	561,900	17,686
Insurance – 0.2%
Conseco, Inc. Series B, 5.50%	194,000	4,941
The Chubb Corp.:
7.00%	227,700	7,647
Series B, 7.00%	173,900	5,848

11		Quarterly Report

Investments (Unaudited) - continued

Preferred Stocks – continued
	Shares	Value
		(000s)
Convertible Preferred Stocks – continued

FINANCIALS – continued
Insurance – continued
Travelers Property Casualty Corp. 4.50%	289,800	$7,132
XL Capital Ltd. 6.50%	649,600	13,897
		39,465

TOTAL FINANCIALS		66,074

HEALTH CARE – 0.1%
Health Care Equipment & Supplies – 0.0%
Baxter International, Inc. 7.00%	215,800	11,759
Pharmaceuticals – 0.1%
Schering-Plough Corp. 6.00%	255,700	13,481

TOTAL HEALTH CARE		25,240

INFORMATION TECHNOLOGY – 0.1%
Office Electronics – 0.1%
Xerox Corp. Series C, 6.25%	198,572	23,054
MATERIALS – 0.0%
Chemicals – 0.0%
Celanese Corp. 4.25%	8,700	230
TELECOMMUNICATION SERVICES – 0.0%
Diversified Telecommunication Services – 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	96,900	3,973

TOTAL CONVERTIBLE PREFERRED STOCKS		144,674
Nonconvertible Preferred Stocks – 0.1%

CONSUMER DISCRETIONARY – 0.0%
Media – 0.0%
Spanish Broadcasting System, Inc. Class B, 10.75%	1,499	1,649
FINANCIALS – 0.1%
Thrifts & Mortgage Finance – 0.1%
Fannie Mae 7.00%	84,400	4,638

Quarterly Report

12

Preferred Stocks – continued
	Shares	Value
		(000s)
Nonconvertible Preferred Stocks – continued

HEALTH CARE – 0.0%
Health Care Providers & Services – 0.0%
Fresenius Medical Care Capital Trust II 7.875%	3,790	$4,013
TELECOMMUNICATION SERVICES – 0.0%
Diversified Telecommunication Services – 0.0%
PTV, Inc. Series A, 10.00%	187	0
UTILITIES – 0.0%
Electric Utilities – 0.0%
Entergy Gulf States, Inc. Series A, adj. rate	17,743	1,794

TOTAL NONCONVERTIBLE PREFERRED STOCKS		12,094

TOTAL PREFERRED STOCKS
(Cost $170,066)		156,768

Corporate Bonds — 12.2%
	Principal
	Amount (000s)
Convertible Bonds – 0.4%

CONSUMER DISCRETIONARY – 0.2%
Hotels, Restaurants & Leisure – 0.0%
Royal Caribbean Cruises Ltd. liquid yield option note 0%
2/2/21	$11,321	5,796
Six Flags, Inc. 4.5% 5/15/15	4,900	6,223
		12,019
Media – 0.2%
Liberty Media Corp.:
4% 11/15/29 (e)	17,982	11,235
3.5% 1/15/31 (e)	14,140	13,857
News America, Inc. liquid yield option note 0%
2/28/21 (e)	28,330	16,502
		41,594

TOTAL CONSUMER DISCRETIONARY		53,613

FINANCIALS – 0.0%
Diversified Financial Services – 0.0%
Navistar Financial Corp. 4.75% 4/1/09 (e)	3,320	3,074

13		Quarterly Report

Investments (Unaudited) - continued

Corporate Bonds – continued
		Principal	Value
		Amount (000s)	(000s)
Convertible Bonds – continued

INDUSTRIALS – 0.1%
Airlines – 0.0%
US Airways Group, Inc. 7% 9/30/20 (e)		$4,360	$5,338
Industrial Conglomerates – 0.1%
Tyco International Group SA yankee 3.125% 1/15/23	.	7,030	8,993

TOTAL INDUSTRIALS			14,331

INFORMATION TECHNOLOGY – 0.0%
Semiconductors & Semiconductor Equipment – 0.0%
Atmel Corp. 0% 5/23/21		9,100	4,260
TELECOMMUNICATION SERVICES – 0.1%
Diversified Telecommunication Services – 0.1%
Level 3 Communications, Inc. 5.25% 12/15/11 (e)		16,070	12,856
Wireless Telecommunication Services – 0.0%
ICO North America, Inc. 7.5% 8/15/09 (i)		5,390	5,498

TOTAL TELECOMMUNICATION SERVICES			18,354

TOTAL CONVERTIBLE BONDS			93,632
Nonconvertible Bonds – 11.8%

CONSUMER DISCRETIONARY – 1.8%
Auto Components – 0.1%
Delphi Corp. 7.125% 5/1/29 (c)		8,000	5,520
Goodyear Tire & Rubber Co. 9% 7/1/15 (e)		5,000	4,800
Keystone Automotive Operations, Inc. 9.75% 11/1/13	.	810	782
Tenneco, Inc. 8.625% 11/15/14		1,450	1,367
			12,469
Automobiles – 0.0%
Ford Motor Co. 7.45% 7/16/31		11,100	8,159
General Motors Corp. 7.2% 1/15/11		2,300	1,909
			10,068
Diversified Consumer Services – 0.0%
Service Corp. International (SCI):
6.5% 3/15/08		1,860	1,874

Quarterly Report

14

Corporate Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
Nonconvertible Bonds – continued

CONSUMER DISCRETIONARY – continued
Diversified Consumer Services – continued
Service Corp. International (SCI): – continued
7% 6/15/17 (e)	$3,100	$3,069
7.7% 4/15/09	5,595	5,861
		10,804
Hotels, Restaurants & Leisure – 0.4%
Carrols Corp. 9% 1/15/13 (e)	5,860	5,772
Chukchansi Economic Development Authority:
7.9662% 11/15/12 (e)(f)(g)	1,140	1,150
8% 11/15/13 (e)(f)	1,890	1,904
14.5% 6/15/09 (e)	2,070	2,525
Gaylord Entertainment Co.:
6.75% 11/15/14	1,900	1,829
8% 11/15/13	1,450	1,508
MGM MIRAGE:
6% 10/1/09	420	413
6.75% 9/1/12	2,000	1,985
8.5% 9/15/10	6,840	7,319
Mohegan Tribal Gaming Authority:
6.875% 2/15/15	2,840	2,840
7.125% 8/15/14	3,000	3,075
Morton’s Restaurant Group, Inc. 7.5% 7/1/10	6,890	6,804
Penn National Gaming, Inc.:
6.75% 3/1/15	2,160	2,106
8.875% 3/15/10	5,115	5,371
San Pasqual Casino Development Group, Inc. 8%
9/15/13 (e)	1,080	1,075
Six Flags, Inc.:
9.625% 6/1/14	5,766	5,737
9.75% 4/15/13	1,585	1,577
Starwood Hotels & Resorts Worldwide, Inc.:
7.375% 5/1/07	4,705	4,817
7.875% 5/1/12	2,675	2,882
Station Casinos, Inc. 6.875% 3/1/16 (e)	1,980	2,000
Town Sports International Holdings, Inc. 0% 2/1/14 (d) .	10,580	7,036
Town Sports International, Inc. 9.625% 4/15/11	5,770	5,943
Universal City Development Partners Ltd./UCDP Finance,
Inc. 11.75% 4/1/10	6,660	7,468

15 Quarterly Report

Investments (Unaudited) - continued

Corporate Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
Nonconvertible Bonds – continued

CONSUMER DISCRETIONARY – continued
Hotels, Restaurants & Leisure – continued
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (d)(e)	$1,610	$1,143
9% 1/15/12 (e)	2,940	3,072
Waterford Gaming LLC/Waterford Gaming Finance
Corp. 8.625% 9/15/12 (e)	979	1,052
Wheeling Island Gaming, Inc. 10.125% 12/15/09	2,155	2,257
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.625% 12/1/14	4,000	3,805
		94,465
Household Durables – 0.1%
Beazer Homes USA, Inc. 8.625% 5/15/11	3,140	3,226
Goodman Global Holdings, Inc.:
6.41% 6/15/12 (e)(g)	6,300	6,206
7.875% 12/15/12 (e)	4,325	4,087
K. Hovnanian Enterprises, Inc. 6.5% 1/15/14	6,000	5,595
Ryland Group, Inc. 9.125% 6/15/11	3,580	3,831
Sealy Mattress Co. 8.25% 6/15/14	3,000	3,030
Standard Pacific Corp.:
6.5% 8/15/10	3,000	2,940
9.25% 4/15/12	1,815	1,879
Technical Olympic USA, Inc. 9% 7/1/10	3,435	3,401
		34,195
Media – 1.0%
AOL Time Warner, Inc. 6.875% 5/1/12	9,230	9,879
BSKYB Finance UK PLC 6.5% 10/15/35 (e)	11,000	10,807
Cablevision Systems Corp. 8% 4/15/12	4,950	4,703
CanWest Media, Inc. 8% 9/15/12	1,160	1,233
CCH I LLC / CCH I Capital Corp. 11% 10/1/15 (e)	1,666	1,499
Charter Communications Holding II LLC/Charter
Communications Holdings II Capital Corp. 10.25%
9/15/10	12,484	12,515
Charter Communications Operating LLC/Charter
Communications Operating Capital Corp. 8.375%
4/30/14 (e)	5,000	4,975
Clear Channel Communications, Inc. 5.5% 9/15/14	4,825	4,531
Comcast Corp. 5.65% 6/15/35	15,000	13,413
Corus Entertainment, Inc. 8.75% 3/1/12	5,560	5,921
Cox Communications, Inc. 4.625% 6/1/13	17,100	15,878

Quarterly Report 16

Corporate Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
Nonconvertible Bonds – continued

CONSUMER DISCRETIONARY – continued
Media – continued
CSC Holdings, Inc.:
7.625% 4/1/11	$3,440	$3,457
7.875% 2/15/18	535	512
Dex Media West LLC/Dex Media West Finance Co.:
8.5% 8/15/10	1,630	1,699
9.875% 8/15/13	1,865	2,056
Dex Media, Inc.:
0% 11/15/13 (d)	7,140	5,534
8% 11/15/13	1,750	1,772
EchoStar DBS Corp.:
6.375% 10/1/11	8,000	7,790
6.625% 10/1/14	3,500	3,408
Entercom Radio LLC/Entercom Capital, Inc. 7.625%
3/1/14	2,515	2,578
Granite Broadcasting Corp. 9.75% 12/1/10	1,990	1,851
Houghton Mifflin Co.:
0% 10/15/13 (d)	4,375	3,150
8.25% 2/1/11	8,155	8,400
9.875% 2/1/13	7,910	8,385
iesy Repository GmbH 10.375% 2/15/15 (e)	4,630	4,792
Lamar Media Corp. 7.25% 1/1/13	1,290	1,338
LBI Media Holdings, Inc. 0% 10/15/13 (d)	4,450	3,226
LBI Media, Inc. 10.125% 7/15/12	4,060	4,314
Liberty Media Corp.:
5.7% 5/15/13	2,950	2,662
8.25% 2/1/30	10,280	9,642
Muzak LLC/Muzak Finance Corp. 10% 2/15/09	6,000	5,115
News America Holdings, Inc. 7.75% 12/1/45	16,087	18,154
News America, Inc. 6.2% 12/15/34	7,910	7,622
Nexstar Broadcasting, Inc. 7% 1/15/14	4,000	3,540
Nextmedia Operating, Inc. 10.75% 7/1/11	3,345	3,646
PanAmSat Corp.:
6.375% 1/15/08	2,720	2,720
9% 8/15/14	4,264	4,499
Radio One, Inc. 8.875% 7/1/11	9,005	9,478
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (e)	4,000	4,220
10.375% 9/1/14 (e)	12,000	13,080

17		Quarterly Report

Investments (Unaudited) - continued

Corporate Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
Nonconvertible Bonds – continued

CONSUMER DISCRETIONARY – continued
Media – continued
Sirius Satellite Radio, Inc. 9.625% 8/1/13 (e)	$5,000	$4,725
Yell Finance BV 10.75% 8/1/11	3,954	4,330
		243,049
Multiline Retail – 0.0%
Neiman Marcus Group, Inc. 10.375% 10/15/15 (e)	6,540	6,393
Specialty Retail – 0.1%
GSC Holdings Corp./Gamestop, Inc. 7.875%
10/1/11 (e)(g)	7,000	7,044
Nebraska Book Co., Inc. 8.625% 3/15/12	4,380	4,095
		11,139
Textiles, Apparel & Luxury Goods – 0.1%
American Achievement Corp. 8.25% 4/1/12	5,000	5,050
Jostens IH Corp. 7.625% 10/1/12	1,430	1,423
Levi Strauss & Co. 12.25% 12/15/12	4,780	5,234
		11,707

TOTAL CONSUMER DISCRETIONARY		434,289

CONSUMER STAPLES – 0.2%
Beverages – 0.0%
FBG Finance Ltd. 5.125% 6/15/15 (e)	6,585	6,360
Miller Brewing Co. 5.5% 8/15/13 (e)	3,275	3,301
		9,661
Food & Staples Retailing – 0.0%
Ahold Finance USA, Inc. 8.25% 7/15/10	7,780	8,344
Food Products – 0.1%
Doane Pet Care Co.:
9.75% 5/15/07	5,000	5,000
10.625% 11/15/15 (e)	1,950	1,974
10.75% 3/1/10	3,650	3,951
Pierre Foods, Inc. 9.875% 7/15/12	3,190	3,222
		14,147
Personal Products – 0.0%
Revlon Consumer Products Corp. 9.5% 4/1/11	5,000	4,675

Quarterly Report

18

Corporate Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
Nonconvertible Bonds – continued

CONSUMER STAPLES – continued
Tobacco – 0.1%
Altria Group, Inc. 7% 11/4/13	$18,105	$19,612

TOTAL CONSUMER STAPLES		56,439

ENERGY – 1.1%
Energy Equipment & Services – 0.2%
Cooper Cameron Corp. 2.65% 4/15/07	6,550	6,319
Diamond Offshore Drilling, Inc. 4.875% 7/1/15	4,615	4,431
Dresser-Rand Group, Inc. 7.375% 11/1/14 (e)	1,577	1,612
Hanover Compressor Co. 9% 6/1/14	1,890	2,055
Petronas Capital Ltd. 7% 5/22/12 (e)	28,745	31,604
Pride International, Inc. 7.375% 7/15/14	3,000	3,218
		49,239
Oil, Gas & Consumable Fuels – 0.9%
ANR Pipeline, Inc. 8.875% 3/15/10	6,360	6,773
Arch Western Finance LLC 6.75% 7/1/13	4,960	5,010
Canadian Oil Sands Ltd. 4.8% 8/10/09 (e)	8,945	8,791
Chesapeake Energy Corp.:
6.375% 6/15/15	4,000	3,960
6.5% 8/15/17 (e)	4,280	4,216
6.625% 1/15/16	4,000	3,970
Duke Capital LLC 6.75% 2/15/32	2,874	3,034
El Paso Corp. 7.875% 6/15/12	3,410	3,482
El Paso Energy Corp.:
6.95% 12/15/07	3,730	3,749
7.375% 12/15/12	2,640	2,614
7.8% 8/1/31	1,020	1,006
8.05% 10/15/30	655	657
EnCana Holdings Finance Corp. 5.8% 5/1/14	11,285	11,730
Enterprise Products Operating LP 5.75% 3/1/35	8,260	7,373
EXCO Resources, Inc. 7.25% 1/15/11	1,120	1,142
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	1,810	1,882
General Maritime Corp. 10% 3/15/13	4,705	5,199
Kinder Morgan Energy Partners LP 5.8% 3/15/35	3,505	3,267
Luscar Coal Ltd. 9.75% 10/15/11	2,930	3,164
Nexen, Inc. 5.875% 3/10/35	14,930	14,209
Pemex Project Funding Master Trust:
6.125% 8/15/08	10,750	10,981

19		Quarterly Report

Investments (Unaudited) - continued

Corporate Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
Nonconvertible Bonds – continued

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Pemex Project Funding Master Trust: – continued
7.375% 12/15/14	$8,620	$9,422
8.625% 2/1/22	2,000	2,380
Plains Exploration & Production Co. 8.75% 7/1/12	5,490	5,861
Pogo Producing Co. 6.875% 10/1/17 (e)	4,330	4,287
Range Resources Corp. 7.375% 7/15/13	1,330	1,383
Ship Finance International Ltd. 8.5% 12/15/13	10,070	9,768
Targa Resources, Inc. / Targa Resources Finance Corp.
8.5% 11/1/13 (e)	1,580	1,604
Teekay Shipping Corp. 8.875% 7/15/11	10,030	11,359
The Coastal Corp.:
6.375% 2/1/09	1,285	1,246
6.5% 5/15/06	3,325	3,333
6.5% 6/1/08	3,245	3,184
6.95% 6/1/28	180	161
7.75% 6/15/10	6,680	6,747
Vintage Petroleum, Inc. 8.25% 5/1/12	2,200	2,376
Williams Co., Inc. Credit Linked Certificate Trust III
6.75% 4/15/09 (e)	3,270	3,303
Williams Companies, Inc.:
6.375% 10/1/10 (e)	8,000	7,920
7.125% 9/1/11	8,615	8,884
7.5% 1/15/31	2,171	2,258
7.625% 7/15/19	2,750	2,915
8.125% 3/15/12	10,630	11,427
		206,027

TOTAL ENERGY		255,266

FINANCIALS – 2.9%
Capital Markets – 0.3%
Bank of New York Co., Inc.:
3.4% 3/15/13 (g)	5,300	5,103
4.25% 9/4/12 (g)	6,980	6,892
Bear Stearns Companies, Inc. 5.3% 10/30/15	6,805	6,712
E*TRADE Financial Corp. 7.375% 9/15/13 (e)	1,600	1,576
Equinox Holdings Ltd. 9% 12/15/09	5,490	5,627
Goldman Sachs Group, Inc.:
4.75% 7/15/13	8,545	8,196

Quarterly Report 20

Corporate Bonds – continued
		Principal	Value
		Amount (000s)	(000s)
Nonconvertible Bonds – continued

FINANCIALS – continued
Capital Markets – continued
Goldman Sachs Group, Inc.: – continued
5.125% 1/15/15		$21,575	$21,043
Legg Mason, Inc. 6.75% 7/2/08		4,110	4,296
Morgan Stanley:
4% 1/15/10		3,800	3,634
5.05% 1/21/11		12,665	12,554
Nuveen Investments, Inc. 5.5% 9/15/15		7,205	6,996
			82,629
Commercial Banks – 0.4%
Bank of America Corp. 4.5% 8/1/10		18,000	17,610
BB&T Capital Trust I 5.85% 8/18/35		7,485	7,164
Export-Import Bank of Korea:
4.125% 2/10/09 (e)		2,670	2,590
5.25% 2/10/14 (e)		4,620	4,577
Korea Development Bank:
3.875% 3/2/09		15,285	14,701
4.75% 7/20/09		6,050	5,969
5.75% 9/10/13		10,125	10,408
Rabobank Capital Funding Trust II 5.26%
12/31/49 (e)(g)		3,600	3,565
Wachovia Bank NA 4.875% 2/1/15		16,500	15,988
Wells Fargo & Co.:
4% 9/10/12 (g)		4,870	4,774
4.2% 1/15/10		17,430	16,946
			104,292
Consumer Finance – 0.7%
Capital One Bank 4.875% 5/15/08		4,045	4,020
Ford Motor Credit Co.:
6.625% 6/16/08		6,000	5,754
7.25% 10/25/11		9,000	8,388
7.375% 10/28/09		25,015	23,869
General Electric Capital Corp.:
6% 6/15/12		7,100	7,468
6.125% 2/22/11		16,000	16,767
General Motors Acceptance Corp.:
4.6769% 5/18/06 (g)		15,000	14,912
6.75% 1/15/06		5,000	5,005
6.875% 9/15/11		14,715	14,268

	21		Quarterly Report

Investments (Unaudited) - continued

Corporate Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
Nonconvertible Bonds – continued

FINANCIALS – continued
Consumer Finance – continued
General Motors Acceptance Corp.: – continued
8% 11/1/31	$28,000	$28,906
Household Finance Corp.:
4.125% 11/16/09	16,305	15,748
7% 5/15/12	2,595	2,833
MBNA Corp. 7.5% 3/15/12	4,845	5,433
Triad Acquisition Corp. 11.125% 5/1/13 (e)	3,375	3,341
		156,712
Diversified Financial Services – 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.995% 12/15/10 (g)	4,000	3,900
8.75% 11/15/13	4,000	3,850
8.75% 11/15/13 (e)	5,000	4,813
Citigroup, Inc.:
4.625% 8/3/10	6,570	6,459
5% 9/15/14	18,000	17,627
Global Cash Access LLC/Global Cash Access Finance
Corp. 8.75% 3/15/12	675	718
Hilcorp Energy I LP/Hilcorp Finance Co. 7.75%
11/1/15 (e)	5,000	5,075
JPMorgan Chase & Co.:
4.875% 3/15/14	8,985	8,682
5.15% 10/1/15	13,000	12,666
JPMorgan Chase Capital XVII 5.85% 8/1/35	11,300	10,670
Mizuho Financial Group Cayman Ltd. 5.79%
4/15/14 (e)	12,315	12,629
Universal City Florida Holding Co. I/II 8.4431%
5/1/10 (g)	1,540	1,571
		88,660
Insurance – 0.2%
Aegon NV 4.75% 6/1/13	12,500	12,068
Assurant, Inc. 5.625% 2/15/14	3,895	3,895
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,500	5,371
Metropolitan Life Global Funding I 4.625% 8/19/10 (e)	15,600	15,335
Travelers Property Casualty Corp. 6.375% 3/15/33	4,345	4,403
Willis Group North America, Inc. 5.625% 7/15/15	5,810	5,701
		46,773

Quarterly Report

22

Corporate Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
Nonconvertible Bonds – continued

FINANCIALS – continued
Real Estate – 0.7%
American Real Estate Partners/American Real Estate
Finance Corp. 8.125% 6/1/12	$14,650	$14,943
Boston Properties, Inc. 6.25% 1/15/13	3,600	3,754
BRE Properties, Inc. 4.875% 5/15/10	5,955	5,857
Camden Property Trust 5.875% 11/30/12	7,910	8,028
CarrAmerica Realty Corp. 5.25% 11/30/07	6,175	6,168
Colonial Properties Trust:
4.75% 2/1/10	9,799	9,504
5.5% 10/1/15	10,000	9,673
Crescent Real Estate Equities LP/Crescent Finance Co.
9.25% 4/15/09	8,440	8,946
Developers Diversified Realty Corp.:
3.875% 1/30/09	3,470	3,328
5% 5/3/10	6,015	5,916
5.25% 4/15/11	3,395	3,351
5.375% 10/15/12	4,500	4,412
EOP Operating LP:
4.65% 10/1/10	25,645	24,953
4.75% 3/15/14	11,100	10,481
7.75% 11/15/07	9,155	9,646
Equity Residential 5.125% 3/15/16	6,290	6,101
Healthcare Realty Trust, Inc. 5.125% 4/1/14	2,815	2,670
ProLogis Trust 7.05% 7/15/06	10,000	10,120
Regency Centers LP 5.25% 8/1/15 (e)	6,475	6,276
Senior Housing Properties Trust 8.625% 1/15/12	5,910	6,501
Simon Property Group LP:
4.6% 6/15/10	5,280	5,156
5.1% 6/15/15	7,805	7,503
Ventas Realty LP/Ventas Capital Corp. 6.625%
10/15/14	3,440	3,449
		176,736
Thrifts & Mortgage Finance – 0.2%
Countrywide Home Loans, Inc.:
3.25% 5/21/08	2,946	2,822
5.625% 5/15/07	12,000	12,124
Independence Community Bank Corp.:
3.75% 4/1/14 (g)	5,365	5,114
4.9% 9/23/10	7,580	7,413

23		Quarterly Report

Investments (Unaudited) - continued

Corporate Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
Nonconvertible Bonds – continued

FINANCIALS – continued
Thrifts & Mortgage Finance – continued
Washington Mutual Bank:
5.65% 8/15/14	$3,760	$3,789
6.875% 6/15/11	8,300	8,932
		40,194

TOTAL FINANCIALS		695,996

HEALTH CARE – 0.5%
Health Care Providers & Services – 0.5%
AmeriPath, Inc. 10.5% 4/1/13	10,305	10,769
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10%
2/15/15 (e)	4,520	4,836
Beverly Enterprises, Inc. 7.875% 6/15/14	1,500	1,631
Concentra Operating Corp.:
9.125% 6/1/12	8,060	8,302
9.5% 8/15/10	635	654
DaVita, Inc.:
6.625% 3/15/13	8,000	8,040
7.25% 3/15/15	10,520	10,573
HCA, Inc.:
6.375% 1/15/15	5,000	4,906
6.95% 5/1/12	10,585	10,784
7.875% 2/1/11	5,000	5,295
8.75% 9/1/10	3,405	3,724
HealthSouth Corp. 7.375% 10/1/06	3,000	3,000
IASIS Healthcare LLC/IASIS Capital Corp. 8.75%
6/15/14	5,000	5,113
National Nephrology Associates, Inc. 9% 11/1/11 (e) .	1,060	1,171
PacifiCare Health Systems, Inc. 10.75% 6/1/09	2,652	2,858
Psychiatric Solutions, Inc. 7.75% 7/15/15	3,725	3,809
ResCare, Inc. 7.75% 10/15/13 (e)	3,410	3,419
Rural/Metro Corp. 9.875% 3/15/15 (e)	6,050	6,141
Tenet Healthcare Corp.:
7.375% 2/1/13	5,605	4,960
9.25% 2/1/15 (e)	10,000	9,475
Vanguard Health Holding Co. II LLC 9% 10/1/14	5,500	5,720
		115,180

Quarterly Report

24

Corporate Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
Nonconvertible Bonds – continued

INDUSTRIALS – 0.8%
Aerospace & Defense – 0.1%
Alliant Techsystems, Inc. 8.5% 5/15/11	$2,735	$2,844
Bombardier, Inc.:
6.3% 5/1/14 (e)	10,420	9,013
7.45% 5/1/34 (e)	2,340	1,942
Orbimage Holdings, Inc. 13.15% 7/1/12 (e)(g)	2,180	2,316
Transdigm, Inc. 8.375% 7/15/11	1,340	1,387
		17,502
Airlines – 0.3%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	145	145
6.978% 10/1/12	1,641	1,640
7.024% 4/15/11	5,300	5,305
7.858% 4/1/13	8,100	8,304
AMR Corp. 10.2% 3/15/20	3,445	1,929
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	1,433	1,360
6.748% 9/15/18	243	204
6.795% 2/2/20	1,199	1,043
6.9% 7/2/18	2,090	1,818
6.9% 7/2/19	3,601	3,520
7.056% 3/15/11	3,670	3,678
8.388% 5/1/22	126	104
9.798% 4/1/21	7,207	7,081
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07 (c)	256	128
9.5% 11/18/08 (c)(e)	2,227	1,804
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	10,870	10,524
7.711% 9/18/11	6,695	5,088
7.779% 11/18/05	183	174
7.92% 5/18/12	10,245	7,991
Northwest Airlines, Inc. pass thru trust certificates:
6.81% 2/1/20	1,123	1,022
7.248% 7/2/14	1,736	226
7.575% 3/1/19	804	800
7.691% 4/1/17	139	104

25 Quarterly Report

Investments (Unaudited) - continued

Corporate Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
Nonconvertible Bonds – continued

INDUSTRIALS – continued
Airlines – continued
Northwest Airlines, Inc. pass thru trust certificates: --
continued
7.95% 9/1/16	$138	$110
NWA Trust 10.23% 6/21/14	906	725
		64,827
Building Products – 0.0%
Jacuzzi Brands, Inc. 9.625% 7/1/10	2,530	2,657
Nortek, Inc. 8.5% 9/1/14	3,860	3,686
		6,343
Commercial Services & Supplies – 0.1%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	6,000	5,460
Allied Security Escrow Corp. 11.375% 7/15/11	5,320	5,054
Allied Waste North America, Inc. 8.5% 12/1/08	4,340	4,508
Browning-Ferris Industries, Inc. 9.25% 5/1/21	1,350	1,350
FTI Consulting, Inc. 7.625% 6/15/13 (e)	920	941
Mac-Gray Corp. 7.625% 8/15/15 (e)	870	881
R.H. Donnelley Finance Corp. I:
8.875% 12/15/10 (e)	1,390	1,487
10.875% 12/15/12 (e)	2,170	2,447
		22,128
Industrial Conglomerates – 0.1%
Hutchison Whampoa International 03/33 Ltd. 7.45%
11/24/33 (e)	12,000	13,320
Nell AF Sarl 8.375% 8/15/15 (e)	2,410	2,332
		15,652
Machinery – 0.1%
Accuride Corp. 8.5% 2/1/15	4,540	4,302
Case New Holland, Inc. 9.25% 8/1/11	5,000	5,263
Columbus McKinnon Corp. 8.875% 11/1/13 (e)	590	590
Commercial Vehicle Group, Inc. 8% 7/1/13 (e)	1,730	1,721
Cummins, Inc. 9.5% 12/1/10 (g)	1,230	1,347
Invensys PLC 9.875% 3/15/11 (e)	4,880	4,660
Navistar International Corp.:
6.25% 3/1/12	3,190	2,863
7.5% 6/15/11	970	912
		21,658

Quarterly Report

26

Corporate Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
Nonconvertible Bonds – continued

INDUSTRIALS – continued
Marine – 0.0%
American Commercial Lines LLC/ACL Finance Corp.
9.5% 2/15/15	$8,060	$8,785
H-Lines Finance Holding Corp. 0% 4/1/13 (d)	1,260	1,036
Horizon Lines LLC/Horizon Lines Holdings Corp. 9%
11/1/12	1,110	1,177
		10,998
Road & Rail – 0.1%
Kansas City Southern Railway Co.:
7.5% 6/15/09	8,005	8,265
9.5% 10/1/08	460	497
Progress Rail Services Corp./Progress Metal Reclamation
Co. 7.75% 4/1/12 (e)	5,000	5,100
TFM SA de CV:
9.375% 5/1/12 (e)	4,220	4,558
yankee 10.25% 6/15/07	5,990	6,409
		24,829
Trading Companies & Distributors – 0.0%
Ashtead Holdings PLC 8.625% 8/1/15 (e)	1,490	1,535
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (e)	10,720	11,202
		12,737

TOTAL INDUSTRIALS		196,674

INFORMATION TECHNOLOGY – 0.6%
Communications Equipment – 0.1%
L 3 Communications Corp. 6.375% 10/15/15 (e)	4,820	4,760
Motorola, Inc. 8% 11/1/11	13,905	16,039
Nortel Networks Corp. 6.125% 2/15/06	9,900	9,925
		30,724
Computers & Peripherals – 0.1%
Sun Microsystems, Inc. 7.65% 8/15/09	7,000	7,439
Electronic Equipment & Instruments – 0.0%
Itron, Inc. 7.75% 5/15/12	860	877
IT Services – 0.2%
Iron Mountain, Inc.:
6.625% 1/1/16	7,000	6,475
7.75% 1/15/15	4,000	4,000

27		Quarterly Report

Investments (Unaudited) - continued

Corporate Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
Nonconvertible Bonds – continued

INFORMATION TECHNOLOGY – continued
IT Services – continued
Iron Mountain, Inc.: – continued
8.25% 7/1/11	$815	$819
8.625% 4/1/13	370	383
SunGard Data Systems, Inc.:
4.875% 1/15/14	25,115	21,850
8.5248% 8/15/13 (e)(g)	3,550	3,639
9.125% 8/15/13 (e)	6,630	6,796
10.25% 8/15/15 (e)	10,170	10,068
		54,030
Office Electronics – 0.1%
Xerox Corp.:
6.875% 8/15/11	6,000	6,195
7.125% 6/15/10	4,270	4,451
7.625% 6/15/13	7,130	7,558
		18,204
Semiconductors & Semiconductor Equipment – 0.1%
Amkor Technology, Inc. 7.75% 5/15/13	6,000	5,100
Freescale Semiconductor, Inc. 6.9% 7/15/09 (g)	5,000	5,125
MagnaChip Semiconductor SA/MagnaChip
Semiconductor Finance Co. 7.12% 12/15/11 (g)	3,685	3,630
Semiconductor Note Participation Trust 0% 8/4/11 (e)	990	1,584
		15,439
Software – 0.0%
Activant Solutions, Inc. 10.0544% 4/1/10 (e)(g)	5,000	5,113

TOTAL INFORMATION TECHNOLOGY		131,826

MATERIALS – 0.6%
Chemicals – 0.2%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	6,500	7,118
Borden US Finance Corp./Nova Scotia Finance ULC 9%
7/15/14 (e)	2,600	2,555
Compass Minerals Group, Inc. 10% 8/15/11	3,770	4,062
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.
Series A, 0% 10/1/14 (d)	4	3
Equistar Chemicals LP/Equistar Funding Corp. 10.625%
5/1/11	4,160	4,514

Quarterly Report

28

Corporate Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
Nonconvertible Bonds – continued

MATERIALS – continued
Chemicals – continued
Huntsman Advanced Materials LLC:
11% 7/15/10	$1,840	$2,047
11.83% 7/15/08 (g)	580	608
Huntsman ICI Chemicals LLC 10.125% 7/1/09	1,267	1,305
Innophos, Inc. 8.875% 8/15/14 (e)	6,730	6,814
Koppers, Inc. 9.875% 10/15/13	1,060	1,155
Lyondell Chemical Co. 9.5% 12/15/08	6,040	6,327
Nalco Co. 7.75% 11/15/11	2,060	2,101
NOVA Chemicals Corp. 7.5469% 11/15/13 (e)(g)	3,450	3,489
PAHC Holdings Corp. 15% 2/1/10 pay-in-kind	3,214	3,214
Rhodia SA 10.25% 6/1/10	9,000	9,585
		54,897
Construction Materials – 0.0%
Texas Industries, Inc. 7.25% 7/15/13 (e)	790	818
Containers & Packaging – 0.2%
BWAY Corp. 10% 10/15/10	840	865
Crown Cork & Seal, Inc. 7.375% 12/15/26	2,590	2,461
Crown European Holdings SA:
9.5% 3/1/11	2,500	2,750
10.875% 3/1/13	5,000	5,888
Graham Packaging Co. LP/ GPC Capital Corp. 8.5%
10/15/12	2,640	2,534
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12	2,750	2,592
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14	2,390	2,211
7.75% 5/15/11	1,760	1,817
8.875% 2/15/09	9,730	10,119
Owens-Illinois, Inc.:
7.5% 5/15/10	770	760
7.8% 5/15/18	350	336
8.1% 5/15/07	1,630	1,654
		33,987
Metals & Mining – 0.2%
Compass Minerals International, Inc. 0% 12/15/12 (d) .	4,550	4,061
Freeport-McMoRan Copper & Gold, Inc. 10.125%
2/1/10	8,480	9,349
Newmont Mining Corp. 5.875% 4/1/35	21,965	21,099
		34,509

29		Quarterly Report

Investments (Unaudited) - continued

Corporate Bonds – continued
		Principal	Value
		Amount (000s)	(000s)
Nonconvertible Bonds – continued

MATERIALS – continued
Paper & Forest Products – 0.0%
Catalyst Paper Corp.:
7.375% 3/1/14		$1,580	$1,422
8.625% 6/15/11		510	505
International Paper Co. 4.25% 1/15/09		1,960	1,895
Stone Container Corp. 9.75% 2/1/11		2,320	2,326
			6,148

TOTAL MATERIALS			130,359

TELECOMMUNICATION SERVICES – 1.8%
Diversified Telecommunication Services – 1.2%
BellSouth Capital Funding Corp. 7.875% 2/15/30		2,500	2,949
British Telecommunications PLC:
8.375% 12/15/10		11,325	12,912
8.875% 12/15/30		3,080	4,024
Koninklijke KPN NV yankee 8% 10/1/10		10,550	11,763
KT Corp. 5.875% 6/24/14 (e)		5,495	5,677
MCI, Inc. 8.735% 5/1/14 (g)		6,325	7,021
Mobifon Holdings BV 12.5% 7/31/10		6,225	7,237
New Skies Satellites BV 9.125% 11/1/12		10,140	10,292
PanAmSat Holding Corp. 0% 11/1/14 (d)		10,100	6,969
Qwest Corp.:
7.625% 6/15/15 (e)		5,930	6,049
8.875% 3/15/12		16,520	18,131
Qwest Services Corp.:
13.5% 12/15/10		18,730	21,352
14% 12/15/14		8,425	10,194
SBC Communications, Inc.:
5.1% 9/15/14		11,000	10,620
5.875% 8/15/12		4,000	4,093
Sprint Capital Corp.:
6.875% 11/15/28		16,000	17,059
7.625% 1/30/11		5,040	5,546
Telecom Italia Capital:
4% 1/15/10		13,000	12,358
4.95% 9/30/14		7,930	7,524
6% 9/30/34		6,000	5,697
Telefonos de Mexico SA de CV 4.75% 1/27/10		28,595	27,948

Quarterly Report	30

Corporate Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
Nonconvertible Bonds – continued

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
TELUS Corp. yankee 7.5% 6/1/07	$27,430	$28,483
U.S. West Communications:
7.2% 11/10/26	845	761
7.25% 9/15/25	840	785
Verizon Global Funding Corp.:
5.85% 9/15/35	11,980	11,204
7.25% 12/1/10	10,455	11,339
Verizon New York, Inc.:
6.875% 4/1/12	11,355	11,749
7.375% 4/1/32	5,570	5,667
		285,403
Wireless Telecommunication Services – 0.6%
America Movil SA de CV 6.375% 3/1/35	12,810	12,013
American Towers, Inc. 7.25% 12/1/11	3,500	3,666
AT&T Wireless Services, Inc.:
7.875% 3/1/11	4,420	4,949
8.75% 3/1/31	3,280	4,277
Centennial Cellular Operating Co./Centennial
Communications Corp. 10.125% 6/15/13	1,500	1,661
Centennial Communications Corp./Centennial Cellular
Operating Co. LLC/Centennial Puerto Rico Operations
Corp. 8.125% 2/1/14	8,260	8,508
Cingular Wireless LLC 7.125% 12/15/31	8,000	8,923
Digicel Ltd. 9.25% 9/1/12 (e)	730	754
DirecTV Holdings LLC/DirecTV Financing, Inc.:
6.375% 6/15/15	7,000	6,869
8.375% 3/15/13	6,540	7,104
Inmarsat Finance II PLC 0% 11/15/12 (d)	6,310	5,143
Intelsat Ltd.:
6.5% 11/1/13	16,835	12,416
8.25% 1/15/13 (e)	5,000	4,988
8.695% 1/15/12 (e)(g)	6,370	6,489
Nextel Communications, Inc. 9.5% 2/1/11	9,665	10,052
Nextel Partners, Inc. 8.125% 7/1/11	10,000	10,675
Rogers Communications, Inc.:
6.995% 12/15/10 (g)	2,350	2,421
7.25% 12/15/12	12,895	13,540

31 Quarterly Report

Investments (Unaudited) - continued

Corporate Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
Nonconvertible Bonds – continued

TELECOMMUNICATION SERVICES – continued
Wireless Telecommunication Services – continued
Rogers Communications, Inc.: – continued
9.625% 5/1/11	$4,765	$5,480
SBA Communication Corp./SBA Telcommunications, Inc.
0% 12/15/11 (d)	1,389	1,257
		131,185

TOTAL TELECOMMUNICATION SERVICES		416,588

UTILITIES – 1.5%
Electric Utilities – 0.6%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	7,670	7,680
Exelon Corp.:
4.9% 6/15/15	15,000	14,089
5.625% 6/15/35	2,880	2,611
FirstEnergy Corp. 6.45% 11/15/11	18,393	19,348
Mirant Americas Generation LLC:
8.3% 5/1/11 (c)	1,425	1,763
8.5% 10/1/21 (c)	1,420	1,754
9.125% 5/1/31 (c)	12,075	15,758
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc.
7.375% 9/1/10	2,540	2,629
Nevada Power Co.:
5.875% 1/15/15	1,270	1,251
10.875% 10/15/09	526	577
Niagara Mohawk Power Corp. 8.875% 5/15/07	5,060	5,355
Pacific Gas & Electric Co. 6.05% 3/1/34	9,375	9,418
PPL Energy Supply LLC 5.7% 10/15/35	10,000	9,859
Progress Energy, Inc.:
7% 10/30/31	13,600	14,421
7.1% 3/1/11	5,100	5,458
7.75% 3/1/31	2,600	2,981
Sierra Pacific Power Co. 8% 6/1/08	4,015	4,266
Sierra Pacific Resources 6.75% 8/15/17 (e)	2,010	1,995
Southern California Edison Co.:
4.65% 4/1/15	685	653
5% 1/15/14	590	581

Quarterly Report

32

Corporate Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
Nonconvertible Bonds – continued

UTILITIES – continued
Electric Utilities – continued
Texas Genco LLC/Texas Genco Financing Corp. 6.875%
12/15/14 (e)	$3,250	$3,486
TXU Energy Co. LLC 7% 3/15/13	24,385	25,392
		151,325
Gas Utilities – 0.2%
Colorado Interstate Gas Co.:
5.95% 3/15/15	7,000	6,641
6.8% 11/15/15 (e)	5,000	5,025
Consolidated Natural Gas Co. 6.85% 4/15/11	4,530	4,874
El Paso Energy Corp. 6.75% 5/15/09	5,725	5,625
Northwest Pipeline Corp. 8.125% 3/1/10	1,290	1,380
Southern Natural Gas Co.:
8% 3/1/32	120	128
8.875% 3/15/10	8,610	9,170
Tennessee Gas Pipeline Co.:
7.5% 4/1/17	255	267
8.375% 6/15/32	765	843
Texas Eastern Transmission Corp. 7.3% 12/1/10	12,250	13,354
		47,307
Independent Power Producers & Energy Traders – 0.3%
AES Corp.:
8.75% 5/15/13 (e)	3,050	3,290
9.375% 9/15/10	5,451	5,914
9.5% 6/1/09	1,357	1,459
Calpine Corp. 8.5% 7/15/10 (e)	6,000	4,200
Constellation Energy Group, Inc.:
6.35% 4/1/07	10,595	10,795
7% 4/1/12	21,445	23,211
Duke Capital LLC:
4.331% 11/16/06	2,905	2,882
5.668% 8/15/14	9,310	9,270
Enron Corp.:
6.4% 7/15/06 (c)	3,600	1,323
6.625% 11/15/05 (c)	2,155	792
6.75% 9/1/04 (c)	1,425	527
9.125% 4/1/03 (c)	4,315	1,586
Tenaska Alabama Partners LP 7% 6/30/21 (e)	1,505	1,528

33 Quarterly Report

Investments (Unaudited) - continued

Corporate Bonds – continued
	Principal	Value
	Amount (000s)	(000s)
Nonconvertible Bonds – continued

UTILITIES – continued
Independent Power Producers & Energy Traders – continued
TXU Corp.:
4.8% 11/15/09	$6,000	$5,670
5.55% 11/15/14	9,000	8,267
		80,714
Multi-Utilities – 0.4%
Aquila, Inc. 14.875% 7/1/12	9,000	12,060
CMS Energy Corp.:
6.3% 2/1/12	4,625	4,590
7.5% 1/15/09	1,420	1,470
8.9% 7/15/08	4,085	4,381
9.875% 10/15/07	8,190	8,804
Dominion Resources, Inc.:
4.75% 12/15/10	4,000	3,903
5.15% 7/15/15	19,660	18,848
5.95% 6/15/35	8,900	8,478
6.25% 6/30/12	5,085	5,309
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	5,160	5,122
5.875% 10/1/12	3,450	3,535
Sempra Energy 7.95% 3/1/10	4,000	4,394
TECO Energy, Inc. 6.75% 5/1/15	1,320	1,356
		82,250

TOTAL UTILITIES		361,596

TOTAL NONCONVERTIBLE BONDS		2,794,213

TOTAL CORPORATE BONDS
(Cost $2,871,346)		2,887,845

U.	S. Government and Government Agency Obligations — 7.8%

U.	S. Government Agency Obligations – 4.3%

Fannie Mae:
3.25% 7/31/06		235,000	232,754
4.375% 7/17/13		20,070	19,188
4.625% 10/15/13		30,000	29,428
4.625% 10/15/14		100,000	97,688

Quarterly Report	34

U.S. Government and Government Agency Obligations – continued

	Principal	Value
	Amount (000s)	(000s)
U.S. Government Agency Obligations – continued
Fannie Mae: – continued
6% 5/15/11	$23,350	$24,645
6.125% 3/15/12	1,502	1,605
6.25% 2/1/11	17,675	18,622
Federal Home Loan Bank 0% 12/23/05	430,000	427,553
Freddie Mac:
0% 11/8/05	31,720	31,696
0% 11/29/05	15,000	14,955
4.875% 11/15/13	23,400	23,358
5.25% 11/5/12	5,610	5,513
5.75% 1/15/12	60,000	62,773
5.875% 3/21/11	37,620	39,114
Government Loan Trusts (assets of Trust guaranteed by
U.S. Government through Agency for International
Development) Series 1-B, 8.5% 4/1/06	875	894

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,029,786
U.S. Treasury Inflation Protected Obligations – 1.8%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	218,770	227,724
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/15	30,852	29,936
2% 1/15/14	159,411	159,884

TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		417,544
U.S. Treasury Obligations – 1.7%
U.S. Treasury Bonds 6.125% 8/15/29	60,337	71,518
U.S. Treasury Notes:
2.375% 8/31/06	178,341	175,520
3.375% 2/28/07	8,983	8,865
3.375% 12/15/08	2,390	2,317
4% 2/15/15	9,000	8,606
4.25% 11/15/14	132,470	129,236

TOTAL U.S. TREASURY OBLIGATIONS		396,062

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(Cost $1,854,770)		1,843,392

35 Quarterly Report

Investments (Unaudited) - continued

U.S. Government Agency – Mortgage Securities — 7.1%

		Principal	Value
		Amount (000s)	(000s)
Fannie Mae – 6.4%
3.472% 4/1/34 (g)		$2,079	$2,066
3.739% 1/1/35 (g)		1,485	1,458
3.752% 10/1/33 (g)		919	897
3.771% 12/1/34 (g)		1,043	1,023
3.787% 12/1/34 (g)		269	264
3.794% 6/1/34 (g)		4,210	4,067
3.815% 1/1/35 (g)		960	945
3.819% 6/1/33 (g)		737	723
3.838% 1/1/35 (g)		2,704	2,673
3.869% 1/1/35 (g)		1,567	1,558
3.87% 11/1/34 (g)		6,109	6,032
3.875% 6/1/33 (g)		3,979	3,913
3.913% 12/1/34 (g)		880	876
3.917% 10/1/34 (g)		1,190	1,179
3.953% 11/1/34 (g)		1,892	1,878
3.964% 1/1/35 (g)		1,230	1,217
3.968% 5/1/33 (g)		318	313
3.976% 5/1/34 (g)		349	354
3.98% 12/1/34 (g)		1,187	1,178
3.997% 1/1/35 (g)		751	743
3.998% 12/1/34 (g)		951	944
4% 11/1/20 (f)		57,000	54,043
4.008% 12/1/34 (g)		6,335	6,296
4.014% 2/1/35 (g)		894	883
4.018% 12/1/34 (g)		598	592
4.026% 1/1/35 (g)		429	425
4.026% 2/1/35 (g)		802	791
4.031% 1/1/35 (g)		1,702	1,686
4.055% 10/1/18 (g)		890	874
4.064% 4/1/33 (g)		329	325
4.064% 1/1/35 (g)		789	778
4.067% 12/1/34 (g)		1,736	1,724
4.091% 1/1/35 (g)		1,738	1,719
4.102% 2/1/35 (g)		565	559
4.107% 2/1/35 (g)		621	616
4.111% 1/1/35 (g)		1,773	1,750
4.112% 2/1/35 (g)		3,214	3,183
4.116% 2/1/35 (g)		1,568	1,549
4.125% 1/1/35 (g)		1,744	1,736
4.128% 1/1/35 (g)		3,100	3,064
4.133% 11/1/34 (g)		1,472	1,461

Quarterly Report	36

U.S. Government Agency – Mortgage Securities – continued

		Principal	Value
		Amount (000s)	(000s)
Fannie Mae – continued
4.134% 2/1/35 (g)		$1,964	$1,952
4.144% 1/1/35 (g)		2,526	2,507
4.15% 2/1/35 (g)		1,569	1,554
4.172% 1/1/35 (g)		3,356	3,328
4.174% 1/1/35 (g)		1,452	1,438
4.183% 11/1/34 (g)		435	432
4.19% 1/1/35 (g)		1,951	1,913
4.222% 3/1/34 (g)		835	825
4.237% 10/1/34 (g)		2,436	2,440
4.25% 2/1/35 (g)		986	965
4.291% 8/1/33 (g)		1,947	1,929
4.294% 1/1/35 (g)		1,128	1,114
4.296% 3/1/35 (g)		916	910
4.298% 7/1/34 (g)		808	808
4.311% 5/1/35 (g)		1,369	1,352
4.313% 2/1/35 (g)		580	574
4.315% 3/1/33 (g)		487	478
4.315% 1/1/35 (g)		932	919
4.333% 12/1/34 (g)		618	617
4.347% 1/1/35 (g)		944	926
4.367% 2/1/34 (g)		2,281	2,254
4.367% 4/1/35 (g)		603	596
4.402% 2/1/35 (g)		1,491	1,465
4.414% 5/1/35 (g)		2,784	2,759
4.419% 11/1/34 (g)		14,530	14,465
4.447% 3/1/35 (g)		1,352	1,330
4.453% 10/1/34 (g)		5,215	5,201
4.454% 4/1/34 (g)		1,513	1,494
4.483% 1/1/35 (g)		1,527	1,519
4.485% 8/1/34 (g)		3,061	3,028
4.496% 3/1/35 (g)		3,008	2,957
4.5% 12/1/19 to 5/1/35		245,052	231,147
4.5% 11/1/20 (f)		130,000	125,734
4.501% 5/1/35 (g)		934	922
4.525% 3/1/35 (g)		2,734	2,692
4.53% 8/1/34 (g)		1,847	1,843
4.55% 2/1/35 (g)		6,447	6,415
4.554% 7/1/35 (g)		3,383	3,360
4.558% 2/1/35 (g)		1,020	1,008
4.584% 2/1/35 (g)		8,943	8,807
4.603% 2/1/35 (g)		665	664

	37		Quarterly Report

Investments (Unaudited) - continued

U.S. Government Agency – Mortgage Securities – continued

		Principal	Value
		Amount (000s)	(000s)
Fannie Mae – continued
4.605% 2/1/35 (g)		$2,934	$2,896
4.652% 11/1/34 (g)		3,304	3,271
4.68% 11/1/34 (g)		3,427	3,385
4.734% 3/1/35 (g)		1,581	1,565
4.736% 7/1/34 (g)		2,843	2,827
4.815% 12/1/34 (g)		2,673	2,653
4.821% 12/1/32 (g)		1,359	1,358
4.848% 12/1/34 (g)		1,083	1,075
5% 6/1/09 to 8/1/35		472,066	457,398
5% 11/1/35 (f)		14,749	14,191
5.121% 5/1/35 (g)		6,528	6,554
5.204% 6/1/35 (g)		4,845	4,871
5.297% 9/1/35 (g)		1,854	1,838
5.5% 10/1/08 to 10/1/34		128,705	128,274
6% 1/1/11 to 3/1/33		108,717	110,519
6% 11/1/35 (f)		31,824	32,103
6.5% 7/1/12 to 3/1/35		106,235	109,482
6.5% 11/1/35 (f)		25,809	26,495
7% 8/1/19 to 6/1/33		32,263	33,782
7.5% 5/1/25 to 11/1/31		6,010	6,359
8.5% 1/1/09 to 6/1/21		20	22
10% 8/1/17		2	3

TOTAL FANNIE MAE			1,515,917
Freddie Mac – 0.4%
4.078% 12/1/34 (g)		1,003	990
4.109% 12/1/34 (g)		1,472	1,454
4.192% 1/1/35 (g)		1,488	1,471
4.289% 3/1/35 (g)		1,317	1,305
4.297% 5/1/35 (g)		2,329	2,306
4.309% 12/1/34 (g)		1,367	1,342
4.326% 1/1/35 (g)		3,412	3,369
4.362% 3/1/35 (g)		2,018	1,978
4.385% 2/1/35 (g)		2,994	2,981
4.388% 2/1/35 (g)		2,673	2,620
4.445% 3/1/35 (g)		1,288	1,261
4.446% 2/1/34 (g)		1,489	1,472
4.479% 6/1/35 (g)		1,929	1,906
4.487% 3/1/35 (g)		3,728	3,655
4.493% 3/1/35 (g)		9,087	8,952
4.495% 3/1/35 (g)		1,499	1,470

Quarterly Report	38

U.S. Government Agency – Mortgage Securities – continued

	Principal	Value
	Amount (000s)	(000s)
Freddie Mac – continued
4.56% 2/1/35 (g)	$2,145	$2,113
5.027% 4/1/35 (g)	7,680	7,664
5.237% 8/1/33 (g)	600	608
6% 5/1/33 to 11/1/33	37,184	37,610
8% 10/1/16 to 4/1/20	158	168

TOTAL FREDDIE MAC		86,695
Government National Mortgage Association – 0.3%
5.5% 10/15/32 to 5/15/34	7,804	7,798
6% 9/15/08 to 12/15/10	2,480	2,534
6.5% 6/15/23 to 2/15/32	13,824	14,379
7% 10/15/17 to 6/15/33	40,414	42,493
7.5% 8/15/21 to 11/15/28	11,927	12,690
8% 4/15/06 to 5/15/32	4,766	5,070
8.5% 11/15/16 to 1/15/31	746	814
9% 3/15/10 to 9/15/20	66	73
9.5% 3/15/23	10	11
11% 7/20/13 to 7/20/20	283	307

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		86,169

TOTAL U.S. GOVERNMENT AGENCY – MORTGAGE SECURITIES
(Cost $1,718,576)		1,688,781

Asset-Backed Securities — 1.1%

ACE Securities Corp.:
Series 2003-FM1 Class M2, 5.8875% 11/25/32 (g) .	3,660	3,691
Series 2004-HE1:
Class M1, 4.5375% 2/25/34 (g)	2,225	2,227
Class M2, 5.1375% 2/25/34 (g)	2,525	2,527
American Express Credit Account Master Trust:
Series 2001-6 Class B, 4.32% 12/15/08 (g)	13,200	13,208
Series 2004-C Class C, 4.47% 2/15/12 (e)(g)	21,678	21,728
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 4.4675% 4/25/34 (g)	1,245	1,245
Class M2, 4.5175% 4/25/34 (g)	950	950
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 4.35% 4/15/33 (g)	11	11
Series 2003-HE7 Class A3, 4.33% 12/15/33 (g)	3,244	3,256

39 Quarterly Report

Investments (Unaudited) - continued

Asset-Backed Securities – continued
	Principal	Value
	Amount (000s)	(000s)
Bank One Issuance Trust:
Series 2002-C1 Class C1, 4.93% 12/15/09 (g)	$8,448	$8,533
Series 2004-B2 Class B2, 4.37% 4/15/12	13,000	12,715
Capital One Multi-Asset Execution Trust:
Series 2003-B1 Class B1, 5.14% 2/17/09 (g)	13,530	13,582
Series 2003-B2 Class B2, 3.5% 2/17/09	7,120	7,078
Series 2003-B4 Class B4, 4.77% 7/15/11 (g)	6,640	6,741
Series 2004-6 Class B, 4.15% 7/16/12	11,450	11,097
Capital One Prime Auto Receivable Trust Series 2004-3
Class A3, 3.39% 1/15/09	6,000	5,907
CDC Mortgage Capital Trust Series 2003-HE2 Class M2,
5.5413% 10/25/33 (g)	3,130	3,174
Chase Credit Card Owner Trust Series 2004-1 Class B,
4.17% 5/15/09 (g)	4,025	4,025
Citibank Credit Card Issuance Trust Series 2003-C1
Class C1, 5.2% 4/7/10 (g)	6,100	6,229
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 4.5375% 5/25/34 (g)	5,275	5,284
Series 2004-3 Class M1, 4.5375% 6/25/34 (g)	1,500	1,503
Crown Castle Towers LLC/Crown Atlantic Holdings Sub
LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (e)	4,987	4,845
Class C, 5.074% 6/15/35 (e)	4,527	4,403
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 4.7175% 11/25/33 (g)	1,400	1,414
Class M2, 5.7875% 11/25/33 (g)	700	718
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 4.5875% 3/25/34 (g)	415	416
Class M4, 4.9375% 3/25/34 (g)	325	328
Ford Credit Auto Owner Trust Series 2005-A Class A4,
3.72% 10/15/09	6,000	5,871
GSAMP Trust Series 2004-FM2:
Class M1, 4.5375% 1/25/34 (g)	3,500	3,500
Class M2, 5.1375% 1/25/34 (g)	1,500	1,500
Class M3, 5.3375% 1/25/34 (g)	1,500	1,500
Home Equity Asset Trust:
Series 2003-2:
Class A2, 4.4175% 8/25/33 (g)	182	183
Class M1, 4.9175% 8/25/33 (g)	3,115	3,151
Series 2003-4:
Class M1, 4.4413% 10/25/33 (g)	4,080	4,104
Class M2, 5.5413% 10/25/33 (g)	4,825	4,879

Quarterly Report

40

Asset-Backed Securities – continued
	Principal	Value
	Amount (000s)	(000s)
Household Home Equity Loan Trust Series 2002-2
Class A, 4.3% 4/20/32 (g)	$4,110	$4,110
Long Beach Mortgage Loan Trust Series 2003-3
Class M2, 5.4913% 7/25/33 (g)	4,765	4,841
MBNA Credit Card Master Note Trust:
Series 2003-B2 Class B2, 4.36% 10/15/10 (g)	1,610	1,625
Series 2003-B3 Class B3, 4.345% 1/18/11 (g)	6,730	6,766
Series 2003-B5 Class B5, 4.34% 2/15/11 (g)	10,255	10,327
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 4.5375% 7/25/34 (g)	2,125	2,125
Class M2, 4.5875% 7/25/34 (g)	375	375
Class M3, 4.9875% 7/25/34 (g)	800	800
Class M4, 5.1375% 7/25/34 (g)	525	525
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 5.1375% 12/27/32 (g) .	1,820	1,845
Series 2003-NC8 Class M1, 4.7375% 9/25/33 (g)	2,610	2,643
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 5.0375% 1/25/32 (g)	5,341	5,353
Series 2002-NC1 Class M1, 4.8375% 2/25/32 (e)(g)	2,827	2,842
Series 2002-NC3 Class M1, 4.7575% 8/25/32 (g)	1,480	1,486
Nissan Auto Lease Trust:
Series 2003-A Class A3B, 2.57% 6/15/09	1,454	1,439
Series 2005-A Class A3, 4.7% 10/15/08	14,135	14,118
Nissan Auto Receivables Owner Trust Series 2005-A
Class A4, 3.82% 7/15/10	5,655	5,525
NovaStar Home Equity Loan Series 2004-1:
Class M1, 4.4875% 6/25/34 (g)	1,425	1,426
Class M4, 5.0125% 6/25/34 (g)	2,395	2,405
Superior Wholesale Inventory Financing Trust VII Series
2003-A8 Class CTFS, 4.42% 3/15/11 (e)(g)	9,350	9,343
World Omni Auto Receivables Trust Series 2005-A
Class A3, 3.54% 6/12/09	5,060	4,980
TOTAL ASSET-BACKED SECURITIES
(Cost $257,118)		256,422

41 Quarterly Report

Investments (Unaudited) - continued

Collateralized Mortgage Obligations — 0.8%
	Principal	Value
	Amount (000s)	(000s)
Private Sponsor – 0.7%
Adjustable Rate Mortgage Trust floater Series 2004-4
Class 5A2, 4.4375% 3/25/35 (g)	$3,430	$3,437
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.372% 12/25/33 (g)	1,464	1,453
Class 2A1, 4.1851% 12/25/33 (g)	5,259	5,162
Series 2003-L Class 2A1, 3.9761% 1/25/34 (g)	4,864	4,756
Series 2004-B:
Class 1A1, 3.4033% 3/25/34 (g)	3,190	3,139
Class 2A2, 4.1237% 3/25/34 (g)	3,723	3,619
Series 2004-C Class 1A1, 3.3651% 4/25/34 (g)	6,354	6,239
Series 2004-D:
Class 1A1, 3.5491% 5/25/34 (g)	8,148	8,031
Class 2A2, 4.2063% 5/25/34 (g)	10,943	10,719
Series 2004-G Class 2A7, 4.5859% 8/25/34 (g)	8,969	8,893
Series 2004-H Class 2A1, 4.4977% 9/25/34 (g)	9,374	9,215
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 4.4075% 4/25/34 (g) .	1,797	1,799
Series 2004-AR6 Class 9A2, 4.4075% 10/25/34 (g)	3,231	3,235
Master Alternative Loan Trust Series 2004-3 Class 3A1,
6% 4/25/34	1,383	1,380
Master Asset Securitization Trust Series 2004-9
Class 7A1, 6.3216% 5/25/17 (g)	8,295	8,337
Master Seasoned Securitization Trust Series 2004-1
Class 1A1, 6.2403% 8/25/17 (g)	6,468	6,565
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	3,006	3,041
Series 2004-SL2 Class A1, 6.5% 10/25/16	1,365	1,386
Residential Finance LP/Residential Finance Development
Corp. floater:
Series 2003-B:
Class B3, 5.49% 7/10/35 (e)(g)	9,028	9,186
Class B4, 5.69% 7/10/35 (e)(g)	6,941	7,071
Class B5, 6.29% 7/10/35 (e)(g)	6,437	6,574
Class B6, 6.79% 7/10/35 (e)(g)	2,785	2,845
Series 2003-CB1:
Class B3, 5.39% 6/10/35 (e)(g)	3,128	3,183
Class B4, 5.59% 6/10/35 (e)(g)	2,797	2,850
Class B5, 6.19% 6/10/35 (e)(g)	1,910	1,950
Class B6, 6.69% 6/10/35 (e)(g)	1,132	1,156
Series 2004-B:
Class B4, 5.04% 2/10/36 (e)(g)	1,591	1,615

Quarterly Report 42

Collateralized Mortgage Obligations – continued
	Principal	Value
	Amount (000s)	(000s)
Private Sponsor – continued
Residential Finance LP/Residential Finance Development
Corp. floater: – continued
Series 2004-B:
Class B5, 5.49% 2/10/36 (e)(g)	$1,077	$1,096
Class B6, 5.94% 2/10/36 (e)(g)	392	399
Series 2004-C:
Class B4, 4.89% 9/10/36 (g)	1,971	1,995
Class B5, 5.29% 9/10/36 (g)	2,168	2,192
Class B6, 5.69% 9/10/36 (g)	296	300
Residential Funding Securities Corp. Series 2003-RP2
Class A1, 4.4875% 6/25/33 (e)(g)	3,603	3,614
WAMU Mortgage pass thru certificates floater Series
2005-AR13 Class A1C1, 4.2275% 10/25/45 (g)	6,400	6,400
Washington Mutual Mortgage Securities Corp.
sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	1,140	1,169
Series 2004-RA2 Class 2A, 7% 7/25/33	2,079	2,115
Wells Fargo Mortgage Backed Securities Trust Series
2004-T Class A1, 3.4546% 9/25/34 (g)	9,927	9,862

TOTAL PRIVATE SPONSOR		155,978
U.S. Government Agency – 0.1%
Freddie Mac Multi-class participation certificates
guaranteed planned amortization class:
Seires 2625 Class QX, 2.25% 3/15/22	1,789	1,740
Series 2640 Class QG, 2% 4/15/22	2,318	2,246
Series 2780 Class OC, 4.5% 3/15/17	6,903	6,739
Series 2885 Class PC, 4.5% 3/15/18	9,142	8,891
Series 2888 Class GD, 4.5% 4/15/18	4,800	4,604

TOTAL U.S. GOVERNMENT AGENCY		24,220

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $182,188)		180,198

Commercial Mortgage Securities — 1.2%

Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 4.3975% 4/25/34 (e)(g)	6,184	6,187
Class B, 5.9375% 4/25/34 (e)(g)	714	722
Class M1, 4.5975% 4/25/34 (e)(g)	555	557

43		Quarterly Report

Investments (Unaudited) - continued

Commercial Mortgage Securities – continued
	Principal	Value
	Amount (000s)	(000s)
Bayview Commercial Asset Trust floater: – continued
Series 2004-1:
Class M2, 5.2375% 4/25/34 (e)(g)	$555	$561
Series 2004-2 Class A, 4.4675% 8/25/34 (e)(g)	6,536	6,550
Series 2004-3:
Class A1, 4.4075% 1/25/35 (e)(g)	7,065	7,072
Class A2, 4.4575% 1/25/35 (e)(g)	976	976
Class M1, 4.5375% 1/25/35 (e)(g)	1,208	1,210
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential pay Series 2004-ESA Class A3, 4.741%
5/14/16 (e)	3,530	3,493
Series 2004-ESA:
Class B, 4.888% 5/14/16 (e)	5,430	5,399
Class C, 4.937% 5/14/16 (e)	3,020	3,007
Class D, 4.986% 5/14/16 (e)	1,460	1,456
Class E, 5.064% 5/14/16 (e)	4,540	4,541
Class F, 5.182% 5/14/16 (e)	1,090	1,090
Berkeley Federal Bank & Trust FSB Series 1994-1
Class B, 3.7008% 8/1/24 (e)(g)	988	853
Commercial Mortgage pass thru certificates floater
Series 2004-CNL:
Class B, 4.37% 9/15/14 (e)(g)	1,965	1,966
Class D, 4.61% 9/15/14 (e)(g)	605	605
Class E, 4.67% 9/15/14 (e)(g)	820	821
Class F, 4.77% 9/15/14 (e)(g)	650	650
Class G, 4.95% 9/15/14 (e)(g)	1,475	1,476
Class H, 5.05% 9/15/14 (e)(g)	1,570	1,571
Class J, 5.57% 9/15/14 (e)(g)	540	541
Class K, 5.97% 9/15/14 (e)(g)	845	846
Class L, 6.17% 9/15/14 (e)(g)	680	680
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	237	237
Series 2000-C1 Class A2, 7.545% 4/15/62	10,600	11,513
Series 1997-C2 Class D, 7.27% 1/17/35	10,735	11,357
DLJ Commercial Mortgage Corp. sequential pay Series
2000-CF1 Class A1B, 7.62% 6/10/33	8,265	9,046
Equitable Life Assurance Society of the United States
Series 174 Class C1, 7.52% 5/15/06 (e)	6,000	6,076
Fannie Mae sequential pay Series 1999-10 Class MZ,
6.5% 9/17/38	15,213	15,630
First Chicago/Lennar Trust I Series 1997-CHL1 Class E,
7.6701% 4/29/39 (e)(g)	2,900	2,952

Quarterly Report 44

Commercial Mortgage Securities – continued
	Principal	Value
	Amount (000s)	(000s)
First Union-Lehman Brothers Commercial Mortgage Trust
sequential pay Series 1997-C2 Class A3, 6.65%
11/18/29	$1,814	$1,861
Ginnie Mae guaranteed Multi-family pass thru securities
sequential pay Series 2002-35 Class C, 5.8917%
10/16/23 (g)	1,495	1,530
Ginnie Mae guaranteed REMIC pass thru securities
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	8,218	7,844
Series 2003-36 Class C, 4.254% 2/16/31	6,535	6,291
Series 2003-47 Class C, 4.227% 10/16/27	11,515	11,211
Series 2003-59 Class D, 3.654% 10/16/27	12,000	11,183
GMAC Commercial Mortgage Securities, Inc. Series
2004-C3 Class X2, 0.9004% 12/10/41 (g)(h)	6,000	166
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (e)	7,278	7,790
Series 2003-C1 Class A2A, 3.59% 1/10/40	5,995	5,845
Series 2004-C1 Class A1, 3.659% 10/10/28	29,522	28,547
Series 1998-GLII Class E, 7.1906% 4/13/31 (g)	4,895	5,091
Host Marriott Pool Trust sequential pay Series
1999-HMTA Class B, 7.3% 8/3/15 (e)	2,360	2,532
LB Multi-family Mortgage Trust Series 1991-4 Class A1,
7.0214% 4/25/21 (e)(g)	194	174
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A
Class C, 4.13% 11/20/37 (e)	13,900	12,431
Mortgage Capital Funding, Inc. sequential pay Series
1998-MC2 Class A2, 6.423% 6/18/30	5,550	5,705
Thirteen Affiliates of General Growth Properties, Inc.
sequential pay Series 1 Class A2, 6.602%
11/15/07 (e)	32,000	32,995
Wachovia Bank Commercial Mortgage Trust sequential
pay Series 2003-C7 Class A1, 4.241% 10/15/35 (e)	21,830	21,215
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $274,336)		272,052

Municipal Securities — 0.0%

Massachusetts Spl. Oblig. Dedicated Tax Rev. 5.5%
1/1/29 (FGIC Insured)	4,300	4,901
Univ. of Virginia Univ. Revs. 5% 6/1/37	2,300	2,381
TOTAL MUNICIPAL SECURITIES
(Cost $7,632)		7,282

45		Quarterly Report

Investments (Unaudited) - continued

Foreign Government and Government Agency Obligations — 0.3%

	Principal	Value
	Amount (000s)	(000s)
Chilean Republic 7.125% 1/11/12	$18,215	$20,182
Israeli State 4.625% 6/15/13	1,870	1,779
United Mexican States:
4.625% 10/8/08	10,610	10,483
5.875% 1/15/14	18,320	18,613
6.75% 9/27/34	8,520	8,882
7.5% 1/14/12	12,100	13,407
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(Cost $70,014)		73,346

Supranational Obligations — 0.0%

Corporacion Andina de Fomento 6.875% 3/15/12
(Cost $6,510)	6,580	7,112

Floating Rate Loans — 0.5%

CONSUMER DISCRETIONARY – 0.1%
Auto Components – 0.0%
Delphi Corp. revolver loan 11% 6/18/09 (f)(g)	200	200
Goodyear Tire & Rubber Co. Tranche 2, term loan
7.06% 4/30/10 (g)	450	454
		654
Automobiles – 0.0%
AM General LLC Tranche C2, term loan 13.3419%
5/2/12 (g)	6,000	6,360
Hotels, Restaurants & Leisure – 0.1%
BLB Worldwide Holdings, Inc. Tranche 2, term loan
7.83% 7/18/11 (g)	460	463
Centerplate, Inc. term loan 7.4713% 10/1/10 (g)	1,493	1,506
Hilton Head Communications LP Tranche B, term loan 8%
3/31/08 (g)	6,500	6,403
		8,372
Household Durables – 0.0%
National Bedding Co. LLC Tranche 2, term loan 8.993%
8/31/12 (g)	5,000	4,925
Media – 0.0%
Century Cable Holdings LLC Tranche B, term loan 8.75%
6/30/09 (g)	5,000	4,950

Quarterly Report

46

Floating Rate Loans – continued
	Principal	Value
	Amount (000s)	(000s)

CONSUMER DISCRETIONARY – continued
Textiles, Apparel & Luxury Goods – 0.0%
Xerium Technologies, Inc. Tranche B, term loan 6.0204%
5/18/12 (g)	$449	$454

TOTAL CONSUMER DISCRETIONARY		25,715

ENERGY – 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Carrizo Oil & Gas, Inc. Tranche B2, term loan 9.8706%
7/21/10 (g)	4,988	5,137
Coffeyville Resources LLC Tranche 2, term loan
10.8125% 7/8/13 (g)	3,880	3,996
El Paso Corp.:
Credit-Linked Deposit 6.6466% 11/22/09 (g)	1,256	1,264
term loan 6.8125% 11/22/09 (g)	2,060	2,076
Kerr-McGee Corp. Tranche B, term loan 6.51%
5/24/11 (g)	9,975	9,975
Targa Resources, Inc. / Targa Resources Finance Corp.:
Credit-Linked Deposit 6.4581% 10/31/12 (g)	356	357
term loan:
6.34% 10/31/07 (g)	6,000	6,000
6.34% 10/31/12 (g)	1,484	1,488
Trout Coal Holdings LLC / Dakota Tranche 2, term loan
8.5% 3/23/12 (g)	10,800	10,881
		41,174

FINANCIALS – 0.0%
Diversified Financial Services – 0.0%
MGM Holdings II, Inc. Tranche B, term loan 6.2704%
4/8/12 (g)	2,580	2,599
Olympus Cable Holdings LLC Tranche B, term loan
8.75% 9/30/10 (g)	6,220	6,173
		8,772
Real Estate – 0.0%
LNR Property Corp. Tranche B, term loan 6.7307%
2/3/08 (g)	4,900	4,912

TOTAL FINANCIALS		13,684

47 Quarterly Report

Investments (Unaudited) - continued

Floating Rate Loans – continued
	Principal	Value
	Amount (000s)	(000s)

HEALTH CARE – 0.1%
Health Care Providers & Services – 0.1%
Genoa Healthcare Group LLC Tranche 2, term loan
11.6069% 2/4/13 (g)	$2,500	$2,544
HealthSouth Corp.:
Credit-Linked Deposit 6.2818% 6/14/07 (g)	255	256
term loan:
6.53% 6/14/07 (g)	943	945
10.375% 1/16/11 (g)	8,000	7,800
Renal Advantage, Inc. Tranche B, term loan 6.44%
9/30/12 (g)	170	172
Skilled Healthcare Group, Inc. Tranche 2, term loan
11.53% 12/15/12 (g)	4,000	4,040
		15,757

INDUSTRIALS – 0.1%
Airlines – 0.1%
Delta Air Lines, Inc.:
Tranche B, term loan 10.39% 3/16/08 (g)	320	331
Tranche C, term loan 12.8983% 3/16/08 (g)	2,230	2,275
US Airways Group, Inc.:
Tranche 1A, term loan 10.0256% 9/30/10 (g)	4,353	4,396
Tranche 2B, term loan 12.4256% 9/30/08 (f)(g)	3,961	4,060
		11,062
Commercial Services & Supplies – 0.0%
Envirocare of Utah, Inc. Tranche 2, term loan 9.7%
4/13/10 (g)	4,750	4,904
Machinery – 0.0%
Wastequip, Inc. Tranche 2, term loan 10.0204%
7/15/12 (g)	2,000	2,020

TOTAL INDUSTRIALS		17,986

INFORMATION TECHNOLOGY – 0.0%
Software – 0.0%
Infor Global Solutions AG Tranche 2, term loan
10.963% 4/18/12 (g)	5,850	5,938

Quarterly Report

48

Floating Rate Loans – continued

Principal	Value
Amount (000s)	(000s)

MATERIALS – 0.0%
Metals & Mining – 0.0%
Murray Energy Corp. Tranche 2, term loan 11.625%
1/28/11 (g)	$2,985	$3,134
TOTAL FLOATING RATE LOANS
(Cost $121,012)		123,388

Preferred Securities — 0.0%
FINANCIALS – 0.0%
Commercial Banks – 0.0%

Abbey National PLC 7.35% (g)	8,965	9,164
TOTAL PREFERRED SECURITIES
(Cost $9,202)		9,164
Money Market Funds — 6.5%
	Shares
Fidelity Cash Central Fund, 3.92% (b)
(Cost $1,544,128)	1,544,127,510	1,544,128
TOTAL INVESTMENT PORTFOLIO – 100.8%
(Cost $21,121,337)		23,841,546
NET OTHER ASSETS – (0.8)%		(190,360)
NET ASSETS – 100%		$ 23,651,186

49 Quarterly Report

Investments (Unaudited) - continued

Swap Agreements

	Expiration	Notional	Value
	Date	Amount (000s)	(000s)

Credit Default Swaps
Receive quarterly notional amount multiplied
by .35% and pay Goldman Sachs upon
default event of Southern California Edison
Co., par value of the notional amount of
Southern California Edison Co. 7.625%
1/15/10	Sept. 2010	$6,800	$2
Receive quarterly notional amount multiplied
by .41% and pay Morgan Stanley upon
default event of Sempra Energy, par value
of the notional amount of Sempra Energy
6% 2/1/13	Sept. 2010	11,500	(4)
Receive quarterly notional amount multiplied
by .585% and pay Lehman Brothers, Inc.
upon default event of ConAgra Foods,
Inc., par value of the notional amount of
ConAgra Foods, Inc. 6.75% 9/15/11	Sept. 2010	5,700	14
Receive quarterly notional amount multiplied
by .75% and pay Bank of America upon
default event of News America, Inc., par
value of the notional amount of News
America, Inc. 4.75% 3/15/10	April 2010	5,000	60

TOTAL CREDIT DEFAULT SWAPS		29,000	72
Interest Rate Swaps
Receive quarterly a fixed rate equal to
4.898% and pay quarterly a floating rate
based on 3-month LIBOR with Lehman
Brothers, Inc.	July 2014	58,025	(425)

TOTAL INTEREST RATE SWAPS		58,025	(425)

Quarterly Report	50

Swap Agreements – continued

	Expiration	Notional	Value
	Date	Amount (000s)	(000s)

Total Return Swaps
Receive monthly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay monthly a floating
rate based on 1-month LIBOR minus 20
basis points with Bank of America	July 2006	$ 10,200	$(187)
Receive monthly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay monthly a floating
rate based on 1-month LIBOR minus 40
basis points with Bank of America	March 2006	10,200	(143)
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on 1-month
LIBOR minus 25 basis points with Deutsche
Bank	April 2006	10,200	(176)
Receive monthly a return equal to Lehman
Brothers CMBS U.S. Aggregate Index and
pay monthly a floating rate based on
1-month LIBOR minus 15 basis points with
Citibank	April 2006	6,795	(74)
Receive monthly a return equal to Lehman
Brothers CMBS U.S. Aggregate Index and
pay monthly a floating rate based on
1-month LIBOR minus 20 basis points with
Lehman Brothers, Inc.	March 2006	2,705	(29)
Receive monthly a return equal to Lehman
Brothers Commercial Mortgage Backed
Securities AAA Daily Index and pay
monthly a floating rate based on 1-month
LIBOR minus 25 basis points with Bank of
America	Dec. 2005	11,100	(122)
Receive quarterly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay quarterly a floating
rate based on 3-month LIBOR minus 40
basis points with Bank of America	Nov. 2005	20,400	(561)

TOTAL TOTAL RETURN SWAPS		71,600	(1,292)

		$ 158,625	$(1,645)

	51		Quarterly Report

Investments (Unaudited) - continued

Security Type Abbreviation

PIERS — Preferred Income Equity Redeemable Securities

Legend

(a)	Non-income producing

(b)	Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c)	Non-income producing – Issuer is in default.

(d)	Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $696,744,000 or 2.9% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(g)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(i)	Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,498,000 or 0.0% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
ICO North America, Inc. 7.5%
8/15/09	8/12/05	$5,390

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $21,110,246,000. Net unrealized appreciation aggregated $2,731,300,000, of which $3,779,376,000 related to appreciated investment securities and $1,048,076,000 related to depreciated investment securities.

Quarterly Report

52

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

53 Quarterly Report

     Quarterly Holdings Report for Fidelity® Value Discovery Fund

October 31, 2005

1.809083.101 FVD-QTLY-1205

Investments October 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks — 97.9%

		Shares	Value

CONSUMER DISCRETIONARY – 8.9%
Auto Components – 0.3%
American Axle & Manufacturing Holdings, Inc.		32,900	$717,220
Automobiles – 0.1%
National R.V. Holdings, Inc. (a)		43,691	203,600
Diversified Consumer Services – 0.0%
Service Corp. International (SCI)		10,300	86,211
Hotels, Restaurants & Leisure – 2.8%
Applebee’s International, Inc.		28,300	620,053
Boyd Gaming Corp.		15,100	622,875
Brinker International, Inc.		15,700	598,484
Carnival Corp. unit		13,200	655,644
McDonald’s Corp.		58,300	1,842,280
Outback Steakhouse, Inc.		25,400	956,564
P.F. Chang’s China Bistro, Inc. (a)		8,500	388,790
Royal Caribbean Cruises Ltd.		15,200	629,888
Ruth’s Chris Steak House, Inc.		300	5,358
			6,319,936
Household Durables – 0.8%
Champion Enterprises, Inc. (a)		86,000	1,193,680
Garmin Ltd.		10,200	585,786
			1,779,466
Leisure Equipment & Products – 0.2%
Eastman Kodak Co.		19,100	418,290
Media – 1.3%
E.W. Scripps Co. Class A		7,200	329,760
News Corp.:
Class A		17,952	255,816
Class B		21,700	326,802
The New York Times Co. Class A		11,000	299,640
Tribune Co.		9,800	308,798
Univision Communications, Inc. Class A (a)		24,900	650,886
Walt Disney Co.		14,700	358,239
XM Satellite Radio Holdings, Inc. Class A (a)		11,500	331,545
			2,861,486
Multiline Retail – 2.2%
Dollar General Corp.		23,500	456,840
Dollar Tree Stores, Inc. (a)		19,067	411,085
Family Dollar Stores, Inc.		20,800	460,512
Federated Department Stores, Inc.		29,100	1,785,867
JCPenney Co., Inc.		13,000	665,600

Quarterly Report	2

Common Stocks – continued
		Shares	Value

CONSUMER DISCRETIONARY – continued
Multiline Retail – continued
Nordstrom, Inc.		18,600	$644,490
Target Corp.		11,000	612,590
			5,036,984
Specialty Retail – 0.6%
Edgars Consolidated Stores Ltd.		49,000	217,615
Home Depot, Inc.		10,900	447,336
Hot Topic, Inc. (a)		44,077	656,307
			1,321,258
Textiles, Apparel & Luxury Goods – 0.6%
Liz Claiborne, Inc.		23,227	817,590
Polo Ralph Lauren Corp. Class A		5,100	250,920
Warnaco Group, Inc. (a)		9,100	206,388
			1,274,898

TOTAL CONSUMER DISCRETIONARY			20,019,349

CONSUMER STAPLES – 4.3%
Beverages – 0.2%
Coca-Cola Enterprises, Inc.		19,500	368,550
Food & Staples Retailing – 2.0%
Safeway, Inc.		88,310	2,054,091
Wal-Mart Stores, Inc.		49,700	2,351,307
			4,405,398
Food Products – 0.5%
Corn Products International, Inc.		51,588	1,228,310
Household Products – 0.5%
Colgate-Palmolive Co.		20,700	1,096,272
Tobacco – 1.1%
Altria Group, Inc.		34,400	2,581,720

TOTAL CONSUMER STAPLES			9,680,250

ENERGY – 16.7%
Energy Equipment & Services – 15.1%
Baker Hughes, Inc.		68,400	3,759,264
BJ Services Co.		114,800	3,989,300
Bronco Drilling Co., Inc.		300	7,272
Diamond Offshore Drilling, Inc.		29,400	1,659,924
Halliburton Co.		78,600	4,645,260

	3		Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
		Shares	Value

ENERGY – continued
Energy Equipment & Services – continued
National Oilwell Varco, Inc. (a)		97,821	$6,110,874
Noble Corp.		35,300	2,272,614
Pride International, Inc. (a)		40,534	1,137,789
Savanna Energy Services Corp. (a)		46,600	956,859
Schlumberger Ltd. (NY Shares)		50,300	4,565,731
Smith International, Inc.		151,508	4,908,859
			34,013,746
Oil, Gas & Consumable Fuels – 1.6%
Double Hull Tankers, Inc.		7,300	86,359
Peabody Energy Corp.		13,400	1,047,344
Valero Energy Corp.		23,000	2,420,520
			3,554,223

TOTAL ENERGY			37,567,969

FINANCIALS – 20.5%
Capital Markets – 2.3%
Ameriprise Financial, Inc. (a)		7,640	284,361
Ameritrade Holding Corp. (a)		6,700	140,901
Lehman Brothers Holdings, Inc.		21,590	2,583,675
Merrill Lynch & Co., Inc.		16,310	1,055,909
Morgan Stanley		6,500	353,665
State Street Corp.		13,600	751,128
			5,169,639
Commercial Banks – 2.0%
Bank of America Corp.		50,500	2,208,870
Wachovia Corp.		19,700	995,244
Wells Fargo & Co.		20,000	1,204,000
			4,408,114
Consumer Finance – 0.9%
American Express Co.		43,200	2,150,064
Diversified Financial Services – 0.3%
CapitalSource, Inc. (a)		28,000	616,000
CBOT Holdings, Inc. Class A		100	10,650
			626,650
Insurance – 8.4%
ACE Ltd.		44,300	2,308,030
AFLAC, Inc.		22,400	1,070,272
American International Group, Inc.		65,100	4,218,480

Quarterly Report	4

Common Stocks – continued
	Shares	Value

FINANCIALS – continued
Insurance – continued
Aspen Insurance Holdings Ltd.	23,300	$563,627
Endurance Specialty Holdings Ltd.	60,300	1,999,548
Genworth Financial, Inc. Class A (non-vtg.)	12,900	408,801
Hartford Financial Services Group, Inc.	11,200	893,200
MetLife, Inc.	17,700	874,557
Montpelier Re Holdings Ltd.	23,000	462,300
PartnerRe Ltd.	35,700	2,274,804
Platinum Underwriters Holdings Ltd.	33,700	960,113
The St. Paul Travelers Companies, Inc.	46,100	2,075,883
XL Capital Ltd. Class A	13,900	890,434
		19,000,049
Real Estate – 5.2%
CenterPoint Properties Trust (SBI)	13,400	610,504
Digital Realty Trust, Inc.	1,300	24,982
Duke Realty Corp.	16,600	566,060
Equity Lifestyle Properties, Inc.	99,374	4,206,501
Equity Residential (SBI)	29,600	1,161,800
General Growth Properties, Inc.	49,690	2,110,831
Kimco Realty Corp.	19,100	565,742
Mitsui Fudosan Co. Ltd.	63,000	1,033,894
United Dominion Realty Trust, Inc. (SBI)	63,000	1,394,190
		11,674,504
Thrifts & Mortgage Finance – 1.4%
Fannie Mae	25,900	1,230,768
Freddie Mac	19,800	1,214,730
Golden West Financial Corp., Delaware	11,400	669,522
		3,115,020

TOTAL FINANCIALS		46,144,040

HEALTH CARE – 10.6%
Biotechnology – 1.1%
Biogen Idec, Inc. (a)	34,000	1,381,420
Cephalon, Inc. (a)	22,923	1,045,060
		2,426,480
Health Care Equipment & Supplies – 1.6%
Baxter International, Inc.	57,100	2,182,933
C.R. Bard, Inc.	7,900	492,802

5 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value

HEALTH CARE – continued
Health Care Equipment & Supplies – continued
Fisher Scientific International, Inc. (a)	9,100	$514,150
Thermo Electron Corp. (a)	16,300	492,097
		3,681,982
Health Care Providers & Services – 6.3%
Acibadem Saglik Hizmetleri AS	49,000	326,304
Aetna, Inc.	11,000	974,160
Cardinal Health, Inc.	16,100	1,006,411
Community Health Systems, Inc. (a)	17,600	653,136
Emdeon Corp. (a)	81,700	751,640
Health Net, Inc. (a)	23,533	1,102,286
Henry Schein, Inc. (a)	16,600	658,024
Humana, Inc. (a)	12,100	537,119
McKesson Corp.	42,300	1,921,689
Medco Health Solutions, Inc. (a)	18,000	1,017,000
Omnicare, Inc.	10,300	557,230
ProxyMed, Inc. (a)	14,900	70,030
Psychiatric Solutions, Inc. (a)	1,300	71,110
Quest Diagnostics, Inc.	10,400	485,784
Sierra Health Services, Inc. (a)	15,300	1,147,500
Sunrise Senior Living, Inc. (a)	24,200	782,628
UnitedHealth Group, Inc.	36,000	2,084,040
WebMD Health Corp. Class A	400	10,448
		14,156,539
Pharmaceuticals – 1.6%
Merck & Co., Inc.	31,700	894,574
Pfizer, Inc.	88,700	1,928,338
Roche Holding AG (participation certificate)	6,045	903,128
		3,726,040

TOTAL HEALTH CARE		23,991,041

INDUSTRIALS – 8.4%
Aerospace & Defense – 1.3%
Goodrich Corp.	10,500	378,735
Honeywell International, Inc.	42,000	1,436,400
Precision Castparts Corp.	14,724	697,329
The Boeing Co.	6,100	394,304
		2,906,768

Quarterly Report

6

Common Stocks – continued
	Shares	Value

INDUSTRIALS – continued
Air Freight & Logistics – 0.2%
PhileoAllied BHD	541,300	$496,132
Airlines – 1.1%
AirTran Holdings, Inc. (a)	99,300	1,485,528
JetBlue Airways Corp. (a)	47,327	880,755
US Airways Group, Inc. (a)	5,500	135,740
		2,502,023
Construction & Engineering – 1.9%
Fluor Corp.	67,252	4,277,227
Industrial Conglomerates – 0.4%
Tyco International Ltd.	33,200	876,148
Machinery – 2.1%
Actuant Corp. Class A	8,700	423,690
Albany International Corp. Class A	24,900	961,887
ITT Industries, Inc.	3,700	375,920
Kaydon Corp.	16,500	487,575
Kennametal, Inc.	6,400	327,104
Manitowoc Co., Inc.	19,800	1,053,558
SPX Corp.	10,400	447,408
Watts Water Technologies, Inc. Class A	20,512	569,413
		4,646,555
Road & Rail – 0.4%
Burlington Northern Santa Fe Corp.	10,300	639,218
Laidlaw International, Inc.	12,500	284,250
		923,468
Trading Companies & Distributors – 1.0%
UAP Holding Corp.	60,914	1,163,457
WESCO International, Inc. (a)	27,300	1,085,175
		2,248,632

TOTAL INDUSTRIALS		18,876,953

INFORMATION TECHNOLOGY – 16.8%
Communications Equipment – 1.4%
Alcatel SA sponsored ADR (a)	49,300	578,782
Andrew Corp. (a)	48,320	513,158
Avaya, Inc. (a)	56,210	647,539
Comverse Technology, Inc. (a)	11,200	281,120

7 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
	Shares	Value

INFORMATION TECHNOLOGY – continued
Communications Equipment – continued
Dycom Industries, Inc. (a)	22,514	$448,704
Powerwave Technologies, Inc. (a)	55,600	623,276
		3,092,579
Computers & Peripherals – 2.0%
Avid Technology, Inc. (a)	5,000	246,150
EMC Corp. (a)	51,700	721,732
Hewlett-Packard Co.	19,200	538,368
Maxtor Corp. (a)	165,500	579,250
NCR Corp. (a)	31,600	954,952
Quantum Corp. (a)	188,000	567,760
Seagate Technology	56,700	821,583
		4,429,795
Electronic Equipment & Instruments – 4.7%
Agilent Technologies, Inc. (a)	30,100	963,501
Amphenol Corp. Class A	15,767	630,207
Applied Films Corp. (a)	55,400	1,075,868
Arrow Electronics, Inc. (a)	25,556	754,158
Avnet, Inc. (a)	29,955	690,463
Flextronics International Ltd. (a)	141,000	1,309,890
Hon Hai Precision Industry Co. Ltd. (Foxconn)	204,974	885,839
Mettler-Toledo International, Inc. (a)	13,300	686,280
Molex, Inc.	25,900	655,529
Solectron Corp. (a)	131,000	462,430
Symbol Technologies, Inc.	57,456	476,885
Tech Data Corp. (a)	12,940	448,242
Trimble Navigation Ltd. (a)	20,500	591,835
Vishay Intertechnology, Inc. (a)	43,000	487,620
Xyratex Ltd. (a)	26,700	361,518
		10,480,265
IT Services – 1.8%
Accenture Ltd. Class A	13,000	342,030
Affiliated Computer Services, Inc. Class A (a)	10,800	584,388
Automatic Data Processing, Inc.	15,100	704,566
Ceridian Corp. (a)	50,700	1,110,837
DST Systems, Inc. (a)	3,900	218,868
First Data Corp.	27,900	1,128,555
		4,089,244

Quarterly Report

8

Common Stocks – continued
	Shares	Value

INFORMATION TECHNOLOGY – continued
Office Electronics – 0.8%
Xerox Corp. (a)	68,100	$924,117
Zebra Technologies Corp. Class A (a)	21,500	926,865
		1,850,982
Semiconductors & Semiconductor Equipment – 4.1%
Analog Devices, Inc.	25,500	886,890
ASM International NV (Nasdaq) (a)	45,800	608,224
ASML Holding NV (NY Shares) (a)	62,759	1,065,648
BE Semiconductor Industries NV (NY Shares) (a)	228,700	1,033,724
DSP Group, Inc. (a)	36,600	899,628
EMCORE Corp. (a)	117,600	651,504
Intel Corp.	35,900	843,650
Linear Technology Corp.	24,500	813,645
Maxim Integrated Products, Inc.	22,000	762,960
National Semiconductor Corp.	38,130	862,882
PMC-Sierra, Inc. (a)	1,900	13,490
Teradyne, Inc. (a)	60,524	819,495
		9,261,740
Software – 2.0%
BEA Systems, Inc. (a)	103,200	910,224
Macrovision Corp. (a)	18,900	356,076
Microsoft Corp.	48,980	1,258,786
NAVTEQ Corp. (a)	13,600	532,032
Symantec Corp. (a)	42,800	1,020,780
TIBCO Software, Inc. (a)	69,100	524,469
		4,602,367

TOTAL INFORMATION TECHNOLOGY		37,806,972

MATERIALS – 5.0%
Chemicals – 2.3%
Albemarle Corp.	18,000	631,620
Ashland, Inc.	14,300	765,193
Chemtura Corp.	115,547	1,236,353
Cytec Industries, Inc.	6,100	251,930
Dow Chemical Co.	4,200	192,612
Huntsman Corp.	9,500	188,860
Monsanto Co.	16,400	1,033,364
NOVA Chemicals Corp.	5,400	192,361

9 Quarterly Report

Investments (Unaudited) - continued

Common Stocks – continued
		Shares	Value

MATERIALS – continued
Chemicals – continued
Rohm & Haas Co.		4,400	$191,532
Spartech Corp.		23,600	447,692
			5,131,517
Containers & Packaging – 0.2%
Owens-Illinois, Inc. (a)		65	1,238
Packaging Corp. of America		23,600	478,844
			480,082
Metals & Mining – 2.4%
Alcan, Inc.		19,300	608,089
Alcoa, Inc.		23,400	568,386
Kinross Gold Corp. (a)		145,600	1,012,173
Placer Dome, Inc.		62,200	1,228,727
Teck Cominco Ltd. Class B (sub. vtg.)		14,400	606,727
Titanium Metals Corp. (a)		32,000	1,510,400
			5,534,502
Paper & Forest Products – 0.1%
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)		13,500	161,595

TOTAL MATERIALS			11,307,696

TELECOMMUNICATION SERVICES – 4.0%
Diversified Telecommunication Services – 1.8%
BellSouth Corp.		20,040	521,441
Citizens Communications Co.		21,000	257,040
SBC Communications, Inc.		95,020	2,266,227
Verizon Communications, Inc.		35,200	1,109,152
			4,153,860
Wireless Telecommunication Services – 2.2%
American Tower Corp. Class A (a)		93,002	2,218,098
Bharti Televentures Ltd. (a)		39,600	284,572
Crown Castle International Corp. (a)		89,610	2,197,237
MTN Group Ltd.		20,300	151,267
			4,851,174

TOTAL TELECOMMUNICATION SERVICES			9,005,034

UTILITIES – 2.7%
Electric Utilities – 0.6%
Exelon Corp.		15,600	811,668

Quarterly Report	10

Common Stocks – continued
	Shares	Value
UTILITIES – continued
Electric Utilities – continued
ITC Holdings Corp.	300	$8,250
PPL Corp.	15,600	488,904
		1,308,822
Independent Power Producers & Energy Traders – 1.3%
AES Corp. (a)	64,900	1,031,261
TXU Corp.	18,890	1,903,168
		2,934,429
Multi-Utilities – 0.8%
CMS Energy Corp. (a)	46,935	699,801
PG&E Corp.	18,100	658,478
Public Service Enterprise Group, Inc.	8,300	521,987
		1,880,266

TOTAL UTILITIES		6,123,517

TOTAL COMMON STOCKS
(Cost $203,207,860)		220,522,821

Convertible Preferred Stocks — 0.6%

CONSUMER DISCRETIONARY – 0.6%
Automobiles – 0.6%
General Motors Corp. Series A, 4.50%	56,000	1,303,680
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,304,360)		1,303,680

Money Market Funds — 3.1%
	Shares
Fidelity Cash Central Fund, 3.92% (b)	6,537,280	6,537,280
Fidelity Securities Lending Cash Central Fund, 3.94% (b)(c)	507,750	507,750
TOTAL MONEY MARKET FUNDS
(Cost $7,045,030)		7,045,030

TOTAL INVESTMENT PORTFOLIO – 101.6%
(Cost $211,557,250)		228,871,531

NET OTHER ASSETS – (1.6)%		(3,578,253)

NET ASSETS – 100%		$225,293,278

11		Quarterly Report

Investments (Unaudited) - continued

Legend

(a)	Non-income producing

(b)	Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c)	Investment made with cash collateral received from securities on loan.

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $212,692,899. Net unrealized appreciation aggregated $16,178,632, of which $24,421,922 related to appreciated investment securities and $8,243,290 related to depreciated investment securities.

Quarterly Report

12

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

13 Quarterly Report

Item 2.

Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a -2(a)) is filed and attached hereto as Exhibit 99.CERT.

1

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 22, 2005

By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	December 22, 2005

2